GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.5%
Argentina – 0.0%
954 Vista Energy SAB de CV ADR
(Energy)* $ 46,899
Australia – 0.0%
3,537 Yancoal Australia Ltd.
(Energy)
(a)(b)
12,618
Brazil – 3.3%
55,869 Ambev SA (Consumer Staples) 145,340
14,742 Axia Energia (Utilities) 173,542
66,098 B3 SA – Brasil Bolsa Balcao
(Financials) 186,423
18,716 Banco Bradesco SA (Financials) 58,917
14,822 Banco BTG Pactual SA
(Financials) 149,463
21,846 Banco do Brasil SA (Financials) 92,115
5,044 Banco Santander Brasil SA
(Financials) 32,370
8,635 BB Seguridade Participacoes
SA (Financials) 55,092
7,566 Caixa Seguridade Participacoes
SA (Financials) 22,798
5,814 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 153,456
9,944 Cia Paranaense de Energia
(Utilities) 25,310
2,655 CPFL Energia SA (Utilities) 24,184
5,964 CSN Mineracao SA (Materials) 6,050
8,833 Embraer SA (Industrials) 138,251
4,016 Energisa SA (Utilities) 37,228
8,112 Eneva SA (Utilities)* 30,197
3,084 Engie Brasil Energia SA
(Utilities) 17,836
14,834 Equatorial Energia SA
(Utilities) 110,855
4,019 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(b)
10,921
6,367 Itau Unibanco Holding SA
(Financials) 45,484
11,808 Klabin SA (Materials) 39,138
11,015 Localiza Rent a Car SA
(Industrials) 93,510
13,377 Lojas Renner SA (Consumer
Discretionary) 39,731
13,484 Motiva Infraestrutura de
Mobilidade SA (Industrials) 40,731
2,757 Neoenergia SA (Utilities) 16,671
43,873 NU Holdings Ltd., Class A
(Financials)* 762,951
2,399 Pagseguro Digital Ltd., Class A
(Financials) 25,142
46,903 Petroleo Brasileiro SA -
Petrobras (Energy) 293,539
2,302 Porto Seguro SA (Financials) 20,124
10,333 PRIO SA (Energy)* 72,810
16,176 Raia Drogasil SA (Consumer
Staples) 72,203
8,479 Rede D’Or Sao Luiz SA (Health
Care)
(b)
75,202
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
15,666 Rumo SA (Industrials) $ 49,521
2,832 StoneCo Ltd., Class A
(Financials)* 47,719
8,623 Suzano SA (Materials) 77,060
9,806 Telefonica Brasil SA
(Communication Services) 64,747
10,600 TIM SA (Communication
Services) 49,754
6,604 TOTVS SA (Information
Technology) 53,258
9,302 Ultrapar Participacoes SA
(Consumer Discretionary) 38,387
45,060 Vale SA (Materials) 567,635
15,354 Vibra Energia SA (Consumer
Discretionary) 71,638
18,803 WEG SA (Industrials) 154,522
4,819 XP, Inc., Class A (Financials) 94,982
4,336,807
Chile – 0.5%
541,808 Banco de Chile (Financials) 102,512
1,189 Banco de Credito e Inversiones
SA (Financials) 68,031
765,435 Banco Santander Chile
(Financials) 57,147
16,343 Cencosud SA (Consumer
Staples) 51,287
9,344 Cencosud Shopping SA (Real
Estate) 24,153
204,090 Cia Sud Americana de Vapores
SA (Industrials) 10,634
14,400 Empresas CMPC SA
(Materials) 20,153
5,303 Empresas Copec SA (Consumer
Discretionary) 37,711
260,339 Enel Americas SA (Utilities) 25,221
311,772 Enel Chile SA (Utilities) 24,166
9,973 Falabella SA (Consumer
Discretionary) 64,657
5,637,836 Latam Airlines Group SA
(Industrials) 136,077
5,899 Plaza SA (Real Estate) 20,283
3,540 Quinenco SA (Industrials) 17,435
659,467
China – 28.5%
5,735 360 Security Technology,
Inc., Class A (Information
Technology) 11,050
1,143 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 3,328
23,000 3SBio, Inc. (Health Care)*
(b)
92,347
9,527 AAC Technologies Holdings,
Inc. (Information Technology) 44,909
630 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 5,403

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
180 ACM Research Shanghai,
Inc., Class A (Information
Technology) $ 4,020
523 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 19,836
654 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 1,742
1,857 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 9,767
61,953 Agricultural Bank of China
Ltd., Class A (Financials) 70,463
390,124 Agricultural Bank of China
Ltd., Class H (Financials) 292,132
7,662 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 12,465
405 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 1,765
8,007 Air China Ltd., Class A
(Industrials)* 9,096
23,984 Air China Ltd., Class H
(Industrials)* 19,500
1,186 Airtac International Group
(Industrials) 34,123
1,170 Aisino Corp., Class A
(Information Technology) 1,491
7,122 Akeso, Inc. (Health Care)*
(b)
112,425
199,971 Alibaba Group Holding Ltd.
(Consumer Discretionary) 3,891,236
624 All Winner Technology Co.
Ltd., Class A (Information
Technology) 3,706
11,504 Aluminum Corp. of China Ltd.,
Class A (Materials) 17,104
46,316 Aluminum Corp. of China Ltd.,
Class H (Materials) 62,404
320 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology)* 4,098
1,713 An Hui Wenergy Co. Ltd., Class
A (Utilities) 1,936
360 Andon Health Co. Ltd., Class A
(Health Care) 2,109
5,094 Angang Steel Co. Ltd., Class A
(Materials)* 1,823
19,665 Angang Steel Co. Ltd., Class H
(Materials)* 4,976
661 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 3,834
3,311 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 10,703
14,767 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 44,421
5,151 Anhui Expressway Co. Ltd.,
Class H (Industrials) 9,143
1,271 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 29,901
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,620 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary)* $ 11,229
275 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 1,192
507 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) 3,020
200 Anji Microelectronics
Technology Shanghai Co.
Ltd., Class A (Information
Technology) 5,709
161 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 1,855
350 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 5,473
16,099 ANTA Sports Products Ltd.
(Consumer Discretionary) 175,452
758 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 1,716
200 APT Medical, Inc., Class A
(Health Care) 6,624
3,000 Ascentage Pharma Group
International (Health Care)*
(b)
24,719
630 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 3,935
310 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 4,021
159 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 2,086
318 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(b)
3,247
799 Atour Lifestyle Holdings Ltd.
ADR (Consumer Discretionary) 30,658
270 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 1,397
846 Autohome, Inc. ADR
(Communication Services) 20,101
1,299 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 8,293
367 AVIC Chengdu UAS Co. Ltd.,
Class A (Industrials)* 2,383
31,813 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials)
(a)
15,854
654 AVICOPTER PLC, Class A
(Industrials) 3,277
3,965 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 4,397
26,804 Baidu, Inc., Class A
(Communication Services)* 391,787
253 Baimtec Material Co. Ltd.,
Class A (Industrials) 1,948

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,598 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) $ 3,200
16,151 Bank of Beijing Co. Ltd., Class
A (Financials) 12,978
3,065 Bank of Changsha Co. Ltd.,
Class A (Financials) 4,180
3,060 Bank of Chengdu Co. Ltd.,
Class A (Financials) 7,303
31,462 Bank of China Ltd., Class A
(Financials) 27,016
837,538 Bank of China Ltd., Class H
(Financials) 503,452
1,436 Bank of Chongqing Co. Ltd.,
Class A (Financials) 2,275
5,408 Bank of Chongqing Co. Ltd.,
Class H (Financials) 5,751
40,181 Bank of Communications Co.
Ltd., Class A (Financials) 43,143
90,199 Bank of Communications Co.
Ltd., Class H (Financials) 82,720
2,615 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,220
4,965 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 10,950
14,115 Bank of Jiangsu Co. Ltd., Class
A (Financials) 21,405
8,277 Bank of Nanjing Co. Ltd., Class
A (Financials) 13,547
5,362 Bank of Ningbo Co. Ltd., Class
A (Financials) 21,519
8,500 Bank of Qingdao Co. Ltd.,
Class H (Financials)
(b)
4,334
12,124 Bank of Shanghai Co. Ltd.,
Class A (Financials) 16,945
2,615 Bank of Suzhou Co. Ltd., Class
A (Financials) 3,033
6,071 Bank of Zhengzhou Co. Ltd.,
Class A (Financials) 1,718
14,370 Bank of Zhengzhou Co. Ltd.,
Class H (Financials)
(b)
2,178
16,805 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 17,235
7,052 BBMG Corp., Class A
(Materials) 1,706
28,738 BBMG Corp., Class H
(Materials) 2,916
5,498 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,349
390 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 6,765
3,564 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples) 2,037
161 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 1,352
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
630 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* $ 1,714
2,119 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 4,919
5,692 Beijing Enterprises Holdings
Ltd. (Utilities) 24,886
54,233 Beijing Enterprises Water
Group Ltd. (Utilities) 17,624
3,600 Beijing Fourth Paradigm
Technology Co. Ltd., Class H
(Information Technology)* 21,252
8,000 Beijing Geekplus Technology
Co. Ltd., Class H (Industrials)* 25,688
180 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology) 4,336
4,415 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 2,848
343 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 15,105
911 Beijing New Building Materials
PLC, Class A (Industrials) 3,262
1,983 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 3,512
2,460 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 1,486
98 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 2,110
1,359 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology) 2,326
1,863 Beijing Shougang Co. Ltd.,
Class A (Materials) 1,094
1,342 Beijing Sinnet Technology
Co. Ltd., Class A (Information
Technology) 2,424
1,405 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 3,437
1,014 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 4,798
1,436 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 2,312
516 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 2,021
530 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care)* 3,600
1,983 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 3,380

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
32,623 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) $ 23,490
6,220 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,437
52 Bestechnic Shanghai Co.
Ltd., Class A (Information
Technology) 1,681
228 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 1,451
161 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 1,119
389 BGI Genomics Co. Ltd., Class
A (Health Care)* 2,567
3,632 Bilibili, Inc., Class Z
(Communication Services)* 96,286
333 Biwin Storage Technology Co.
Ltd., Class A (Information
Technology)* 5,137
900 Bloks Group Ltd. (Consumer
Discretionary)* 8,820
523 Bloomage Biotechnology
Corp. Ltd., Class A (Consumer
Staples) 3,477
2,776 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* 4,214
2,663 BOC Aviation Ltd.
(Industrials)
(b)
24,234
45,724 BOC Hong Kong Holdings Ltd.
(Financials) 219,999
1,863 BOC International China Co.
Ltd., Class A (Financials) 3,405
28,330 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 15,470
37,626 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 18,461
900 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary) 1,945
4,043 BYD Co. Ltd., Class A
(Consumer Discretionary) 54,431
43,808 BYD Co. Ltd., Class H
(Consumer Discretionary) 548,613
764 By-health Co. Ltd., Class A
(Consumer Staples) 1,317
7,674 C&D International Investment
Group Ltd. (Real Estate) 16,313
1,983 Caida Securities Co. Ltd., Class
A (Financials) 1,924
3,567 Caitong Securities Co. Ltd.,
Class A (Financials) 4,118
4,500 CALB Group Co. Ltd., Class H
(Consumer Discretionary)*
(b)
16,403
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
322 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* $ 60,629
640 Canmax Technologies Co. Ltd.,
Class A (Materials) 4,702
990 Capital Securities Co. Ltd.,
Class A (Financials) 2,928
642 Cathay Biotech, Inc., Class A
(Materials) 4,313
14,780 CCOOP Group Co. Ltd., Class
A (Consumer Discretionary)* 5,394
3,065 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 1,951
4,592 CECEP Wind-Power Corp.,
Class A (Utilities) 1,936
507 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,266
12,244 CGN Power Co. Ltd., Class A
(Utilities) 6,530
130,785 CGN Power Co. Ltd., Class H
(Utilities)
(b)
50,899
257 Chagee Holdings Ltd. ADR
(Consumer Discretionary)* 3,852
344 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 4,830
4,586 Changjiang Securities Co. Ltd.,
Class A (Financials) 5,151
161 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 2,744
1,281 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 7,973
288 Chengdu Hi-tech Development
Co. Ltd., Class A (Real Estate) 1,819
700 Chengdu Kanghong
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) 3,119
2,345 Chengdu Xingrong
Environment Co. Ltd., Class A
(Utilities) 2,306
1,170 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials) 5,296
2,200 Chifeng Jilong Gold Mining Co.
Ltd., Class H (Materials) 8,641
630 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 1,498
2,119 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,034
119,421 China Cinda Asset Management
Co. Ltd., Class H (Financials) 20,554
4,866 China CITIC Bank Corp. Ltd.,
Class A (Financials) 5,342

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
101,395 China CITIC Bank Corp. Ltd.,
Class H (Financials) $ 93,378
160,411 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(b)
21,222
2,710 China Coal Energy Co. Ltd.,
Class A (Energy) 5,183
26,771 China Coal Energy Co. Ltd.,
Class H (Energy) 36,139
1,983 China Coal Xinji Energy Co.
Ltd., Class A (Energy) 1,908
31,774 China Communications
Services Corp. Ltd., Class H
(Industrials) 19,875
15,918 China Construction Bank Corp.,
Class A (Financials) 21,753
1,172,446 China Construction Bank Corp.,
Class H (Financials) 1,230,333
5,606 China CSSC Holdings Ltd.,
Class A (Industrials) 27,257
13,239 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 9,439
27,736 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 16,352
26,095 China Energy Engineering
Corp. Ltd., Class A (Industrials) 8,675
82,609 China Energy Engineering
Corp. Ltd., Class H
(Industrials)
(a)
11,990
35,282 China Everbright Bank Co. Ltd.,
Class A (Financials) 18,018
93,726 China Everbright Bank Co. Ltd.,
Class H (Financials) 45,746
44,909 China Everbright Environment
Group Ltd. (Industrials) 28,956
42,227 China Feihe Ltd. (Consumer
Staples)
(b)
22,454
1,170 China Film Group Co. Ltd.,
Class A (Communication
Services) 2,862
5,225 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,225
4,960 China Galaxy Securities Co.
Ltd., Class A (Financials) 11,156
44,015 China Galaxy Securities Co.
Ltd., Class H (Financials) 57,551
3,000 China Gold International
Resources Corp. Ltd.
(Materials) 57,260
1,863 China Great Wall Securities Co.
Ltd., Class A (Financials) 2,662
2,467 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology)* 5,235
3,335 China Hainan Rubber Industry
Group Co. Ltd., Class A
(Materials) 2,873
35,375 China Hongqiao Group Ltd.
(Materials) 140,217
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,805 China International Capital
Corp. Ltd., Class A (Financials) $ 8,909
18,993 China International Capital
Corp. Ltd., Class H
(Financials)
(b)
46,253
2,139 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,748
5,400 China International Marine
Containers Group Co. Ltd.,
Class H (Industrials) 5,625
3,302 China Jushi Co. Ltd., Class A
(Materials) 6,965
1,509 China Life Insurance Co. Ltd.,
Class A (Financials) 9,290
84,902 China Life Insurance Co. Ltd.,
Class H (Financials) 292,908
4,862 China Literature Ltd.
(Communication Services)*
(b)
23,443
40,584 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 35,863
16,729 China Medical System Holdings
Ltd.
(Health
Care) 28,578
15,691 China Merchants Bank Co. Ltd.,
Class A (Financials) 95,336
47,771 China Merchants Bank Co. Ltd.,
Class H (Financials) 320,903
6,711 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 8,364
4,028 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 5,670
15,166 China Merchants Port Holdings
Co. Ltd. (Industrials) 30,524
6,199 China Merchants Securities Co.
Ltd., Class A (Financials) 14,285
6,193 China Merchants Securities Co.
Ltd., Class H (Financials)
(b)
11,669
6,696 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 8,771
29,860 China Minsheng Banking Corp.
Ltd., Class A (Financials) 17,277
87,973 China Minsheng Banking Corp.
Ltd., Class H (Financials) 49,153
44,511 China National Building
Material Co. Ltd., Class H
(Materials) 29,900
5,099 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 5,374
630 China National Medicines Corp.
Ltd., Class A (Health Care) 2,576
14,008 China National Nuclear Power
Co. Ltd., Class A (Utilities) 17,101

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
415 China National Software &
Service Co. Ltd., Class A
(Information Technology)* $ 2,655
14,647 China Nonferrous Mining Corp.
Ltd. (Materials) 28,125
2,857 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 18,187
758 China Oilfield Services Ltd.,
Class A (Energy) 1,498
21,661 China Oilfield Services Ltd.,
Class H (Energy) 20,171
47,293 China Overseas Land &
Investment Ltd. (Real Estate) 80,729
17,239 China Overseas Property
Holdings Ltd. (Real Estate) 10,938
5,472 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 26,900
32,133 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 127,449
22,656 China Petroleum & Chemical
Corp., Class A (Energy) 18,525
283,968 China Petroleum & Chemical
Corp., Class H (Energy) 160,848
3,965 China Petroleum Engineering
Corp., Class A (Energy) 1,890
65,379 China Power International
Development Ltd. (Utilities) 28,803
3,708 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,618
17,199 China Railway Group Ltd.,
Class A (Industrials) 13,211
51,785 China Railway Group Ltd.,
Class H (Industrials) 26,007
5,251 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 3,863
22,827 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(b)
10,057
758 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials)* 5,019
85,614 China Reinsurance Group
Corp., Class H (Financials) 17,594
19,102 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 68,207
4,982 China Resources Beverage
Holdings Co. Ltd. (Consumer
Staples) 6,661
810 China Resources Double Crane
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,132
11,005 China Resources Gas Group
Ltd. (Utilities) 32,256
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
36,650 China Resources Land Ltd.
(Real Estate) $ 141,975
766 China Resources
Microelectronics Ltd., Class A
(Information Technology) 5,031
7,571 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(b)
43,098
21,966 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(b)
13,514
25,813 China Resources Power
Holdings Co. Ltd. (Utilities) 61,602
1,280 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 5,088
166,788 China Ruyi Holdings Ltd.
(Communication Services)*
(a)
52,271
4,748 China Shenhua Energy Co. Ltd.,
Class A (Energy) 27,632
43,019 China Shenhua Energy Co. Ltd.,
Class H (Energy) 220,024
1,170 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 1,839
9,182 China Southern Airlines Co.
Ltd., Class A (Industrials)* 8,807
23,294 China Southern Airlines Co.
Ltd., Class H (Industrials)* 15,768
1,983 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,355
900 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 1,584
32,059 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 23,583
19,129 China State Construction
International Holdings Ltd.
(Industrials) 22,825
1,175 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 1,280
24,347 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 13,541
17,916 China Taiping Insurance
Holdings Co. Ltd. (Financials) 39,971
24,074 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 14,235
1,534 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 17,150
1,196 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(b)
11,183
59,182 China Tower Corp. Ltd., Class
H (Communication Services)
(b)
93,574

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,500 China Tungsten And Hightech
Materials Co. Ltd., Class A
(Materials) $ 4,711
26,624 China United Network
Communications Ltd., Class A
(Communication Services) 20,338
8,166 China Vanke Co. Ltd., Class A
(Real Estate)* 6,215
29,803 China Vanke Co. Ltd., Class H
(Real Estate)*
(a)
13,934
3,965 China XD Electric Co. Ltd.,
Class A (Industrials) 4,672
18,500 China Yangtze Power Co. Ltd.,
Class A (Utilities) 73,226
507 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 3,395
15,389 China Zheshang Bank Co. Ltd.,
Class A (Financials) 6,683
44,843 China Zheshang Bank Co. Ltd.,
Class H (Financials) 15,091
402 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 3,023
10,722 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 18,110
3,245 Chongqing Qianli Technology
Co. Ltd., Class A (Consumer
Discretionary)* 4,921
7,905 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 7,269
28,991 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 23,385
1,732 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 5,038
862 Chongqing Zongshen Power
Machinery Co. Ltd., Class A
(Consumer Discretionary) 2,721
1,054 Cinda Securities Co. Ltd., Class
A (Financials) 2,653
62,930 CITIC Ltd. (Industrials) 98,369
1,175 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 2,518
9,452 CITIC Securities Co. Ltd., Class
A (Financials) 36,891
22,675 CITIC Securities Co. Ltd., Class
H (Financials) 77,878
14,418 CMOC Group Ltd., Class A
(Materials) 33,103
46,682 CMOC Group Ltd., Class H
(Materials) 96,894
709 CNGR Advanced Material Co.
Ltd., Class A (Industrials) 4,219
4,865 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 2,574
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,069 CNPC Capital Co. Ltd., Class A
(Financials) $ 6,568
1,436 COFCO Capital Holdings Co.
Ltd., Class A (Energy) 2,348
1,620 COFCO Sugar Holding Co.
Ltd., Class A (Consumer
Staples) 3,933
3,348 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 176,755
1,400 Contemporary Amperex
Technology Co. Ltd., Class H
(Industrials)
(a)
84,875
8,156 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 2,931
45,961 COSCO SHIPPING
Development Co. Ltd., Class H
(Industrials) 6,789
3,057 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 5,224
16,440 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 21,961
9,763 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 20,178
31,544 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 53,683
27,500 Country Garden Services
Holdings Co. Ltd. (Real Estate) 22,535
20,098 CRRC Corp. Ltd., Class A
(Industrials) 20,670
56,374 CRRC Corp. Ltd., Class H
(Industrials) 44,748
2,337 CSC Financial Co. Ltd., Class A
(Financials) 8,196
12,792 CSC Financial Co. Ltd., Class H
(Financials)
(b)
19,651
2,135 CSI Solar Co. Ltd., Class A
(Information Technology) 5,195
755 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,468
900 CSSC Science & Technology
Co. Ltd., Class A (Industrials) 1,567
15,298 Daqin Railway Co. Ltd., Class
A (Industrials) 11,859
648 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 1,620
5,094 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 2,544
39,475 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 11,712

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
574 DBG Technology Co.
Ltd., Class A (Consumer
Discretionary) $ 2,067
2,460 DHC Software Co. Ltd., Class
A (Information Technology) 3,532
500 Digital China Group Co.
Ltd., Class A (Information
Technology) 2,809
656 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 3,206
413 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 2,762
1,986 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 6,029
4,771 Dongfang Electric Corp. Ltd.,
Class H (Industrials) 13,114
2,490 Dongxing Securities Co. Ltd.,
Class A (Financials) 4,625
700 Duality Biotherapeutics, Inc.
(Health Care)* 31,055
11,743 East Money Information Co.
Ltd., Class A (Financials) 38,872
1,080 Eastern Air Logistics Co. Ltd.,
Class A (Industrials) 2,507
330 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 12,308
4,595 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary)* 1,983
507 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 5,636
288 Electric Connector Technology
Co. Ltd., Class A (Information
Technology) 1,922
270 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 3,995
9,413 ENN Energy Holdings Ltd.
(Utilities) 85,780
1,740 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 5,243
805 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 39,607
200 Espressif Systems Shanghai
Co. Ltd., Class A (Information
Technology) 4,733
1,620 Eve Energy Co. Ltd., Class A
(Industrials) 16,365
3,197 Everbright Securities Co. Ltd.,
Class A (Financials) 7,838
3,785 Everbright Securities Co. Ltd.,
Class H (Financials)
(a)(b)
4,463
7,995 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 3,110
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,713 Fangda Carbon New Material
Co. Ltd., Class A (Industrials) $ 3,362
27,488 Far East Horizon Ltd.
(Financials) 28,104
850 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 1,974
1,878 FAW Jiefang Group Co. Ltd.,
Class A (Industrials) 1,905
900 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 2,910
3,564 First Capital Securities Co. Ltd.,
Class A (Financials) 3,469
884 Flat Glass Group Co. Ltd., Class
A (Information Technology) 2,018
6,001 Flat Glass Group Co. Ltd., Class
H (Information Technology)* 8,055
12,023 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 12,501
3,327 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 17,395
2,100 Foshan Haitian Flavouring
& Food Co. Ltd., Class H
(Consumer Staples) 8,696
6,580 Founder Securities Co. Ltd.,
Class A (Financials) 7,214
8,284 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 71,157
1,620 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,264
779 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 1,781
9,305 Full Truck Alliance Co. Ltd.
ADR (Industrials) 105,612
1,509 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 14,063
7,723 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(b)
66,808
1,293 GalaxyCore, Inc., Class A
(Information Technology) 2,676
270 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care) 2,432
1,012 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 8,955
5,456 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(b)
34,324
90 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 5,464
15,391 GD Power Development Co.
Ltd., Class A (Utilities) 12,258
13,620 GDS Holdings Ltd., Class A
(Information Technology)* 58,219

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,815 GEM Co. Ltd., Class A
(Industrials) $ 4,075
3,447 Gemdale Corp., Class A (Real
Estate)* 1,687
15,533 Genscript Biotech Corp. (Health
Care)* 29,747
600 Geovis Technology Co.
Ltd., Class A (Information
Technology) 3,683
5,092 GF Securities Co. Ltd., Class A
(Financials) 15,228
13,703 GF Securities Co. Ltd., Class H
(Financials)
(a)
29,639
5,663 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(b)
26,316
1,620 Giant Network Group Co.
Ltd., Class A (Communication
Services) 9,428
403 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 11,573
292 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 2,994
900 Glarun Technology Co.
Ltd., Class A (Information
Technology) 3,380
900 Glodon Co. Ltd., Class A
(Information Technology) 1,636
2,605 GoerTek, Inc., Class A
(Information Technology) 11,066
2,489 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 5,426
10,905 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 17,116
635 Goneo Group Co. Ltd., Class A
(Industrials) 3,849
1,014 Gotion High-tech Co. Ltd.,
Class A (Industrials) 5,607
1,760 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 5,453
29,513 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 56,747
4,210 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 24,037
8,020 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 1,963
14,035 Greentown China Holdings Ltd.
(Real Estate) 16,008
1,983 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,459
1,620 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities) 1,050
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,143 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) $ 9,022
2,345 Guangdong HEC Technology
Holding Co. Ltd., Class A
(Materials)* 7,026
35,865 Guangdong Investment Ltd.
(Utilities) 34,457
5,607 Guanghui Energy Co. Ltd.,
Class A (Energy) 3,966
4,325 Guangshen Railway Co. Ltd.,
Class A (Industrials) 1,860
18,406 Guangshen Railway Co. Ltd.,
Class H (Industrials) 5,177
1,532 Guangxi Liugong Machinery
Co. Ltd., Class A (Industrials) 2,590
3,872 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 5,067
32,540 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 17,303
1,620 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials) 2,212
1,006 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 3,672
3,077 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 7,442
1,620 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 2,752
413 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,242
1,611 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 9,401
2,150 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 2,199
316 Guobo Electronics Co.
Ltd., Class A (Information
Technology) 2,975
3,728 Guolian Minsheng Securities
Co. Ltd., Class A (Financials) 5,395
5,550 Guolian Minsheng Securities
Co. Ltd., Class H (Financials)
(a)
3,800
3,842 Guosen Securities Co. Ltd.,
Class A (Financials) 7,044
1,246 Guosheng Securities, Inc., Class
A (Financials)* 3,176
9,866 Guotai Haitong Securities Co.
Ltd., Class A (Financials) 26,741
25,138 Guotai Haitong Securities Co.
Ltd., Class H (Financials)
(b)
50,208

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,816 Guoyuan Securities Co. Ltd.,
Class A (Financials) $ 4,432
2,364 H World Group Ltd. ADR
(Consumer Discretionary) 108,980
21,929 Haidilao International Holding
Ltd. (Consumer Discretionary)
(b)
38,728
5,095 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 19,879
29,504 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 100,727
34,426 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 8,425
9,193 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate) 6,437
630 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 5,331
7,630 Haitian International Holdings
Ltd. (Industrials) 21,384
635 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 3,303
885 Hangcha Group Co. Ltd., Class
A (Industrials) 3,162
2,460 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,504
507 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 5,531
2,102 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 4,196
900 Hangzhou GreatStar Industrial
Co., Ltd., Class A (Consumer
Discretionary) 4,000
2,600 Hangzhou Iron & Steel Co.,
Class A (Materials)* 3,266
507 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology)* 2,112
758 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 2,862
641 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 1,858
758 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology) 2,995
519 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 3,745
1,740 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(b)
8,806
13,816 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(b)
71,373
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
507 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) $ 2,164
700 Hebei Changshan Biochemical
Pharmaceutical Co. Ltd., Class
A (Health Care)* 6,154
630 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 1,459
380 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,835
900 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) 3,463
630 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 1,770
1,170 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 2,456
1,080 Henan Pinggao Electric Co.
Ltd., Class A (Industrials) 2,565
1,863 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 6,462
2,460 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 9,393
7,752 Hengan International Group Co.
Ltd. (Consumer Staples) 27,939
1,175 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 3,240
5,099 Hengli Petrochemical Co. Ltd.,
Class A (Materials) 13,640
1,863 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 5,213
3,562 Hengyi Petrochemical Co. Ltd.,
Class A (Materials) 3,694
1,389 Hesai Group ADR (Consumer
Discretionary)* 26,710
8,289 Hesteel Co. Ltd., Class A
(Materials) 2,685
720 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 2,701
4,449 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 14,549
900 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 3,299
384 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 17,448
2,615 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 2,279

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,620 Hongta Securities Co. Ltd.,
Class A (Financials) $ 1,971
107,422 Horizon Robotics (Information
Technology)* 108,724
507 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 4,038
180 Hoymiles Power Electronics,
Inc., Class A (Industrials) 2,515
302 Hua Hong Semiconductor
Ltd., Class A (Information
Technology)* 4,635
8,780 Hua Hong Semiconductor
Ltd., Class H (Information
Technology)*
(b)
84,015
3,695 Huaan Securities Co. Ltd., Class
A (Financials) 3,314
5,493 Huadian Power International
Corp. Ltd., Class A (Utilities) 4,002
24,752 Huadian Power International
Corp. Ltd., Class H (Utilities) 14,147
1,281 Huadong Medicine Co. Ltd.,
Class A (Health Care) 7,611
3,941 Huafon Chemical Co. Ltd.,
Class A (Materials) 5,246
630 Huagong Tech Co. Ltd., Class A
(Information Technology) 6,491
1,863 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 3,242
1,172 Hualan Biological Engineering,
Inc., Class A (Health Care) 2,581
270 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 2,334
4,066 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,447
6,095 Huaneng Power International,
Inc., Class A (Utilities) 6,708
53,960 Huaneng Power International,
Inc., Class H (Utilities) 43,040
384 Huaqin Technology Co.
Ltd., Class A (Information
Technology) 4,766
5,555 Huatai Securities Co. Ltd.,
Class A (Financials) 16,581
16,583 Huatai Securities Co. Ltd.,
Class H (Financials)
(b)
38,978
2,353 Huaxi Securities Co. Ltd., Class
A (Financials) 3,219
10,678 Huaxia Bank Co. Ltd., Class A
(Financials) 10,468
270 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 725
1,014 Huaxin Cement Co. Ltd., Class
A (Materials) 3,216
2,800 Huaxin Cement Co. Ltd., Class
H (Materials) 6,179
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,461 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) $ 6,761
720 Hubei Dinglong Co. Ltd., Class
A (Materials) 3,555
3,311 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,164
270 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 2,992
630 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 2,340
758 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 3,485
507 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 7,889
1,014 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 2,773
1,170 Hunan Gold Corp. Ltd., Class A
(Materials) 3,671
6,204 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 4,888
540 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 5,845
1,489 Hundsun Technologies,
Inc., Class A (Information
Technology) 6,176
199 Hwatsing Technology Co.
Ltd., Class A (Information
Technology) 3,800
1,742 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 53,549
1,342 Hytera Communications Corp.
Ltd., Class A (Information
Technology)* 2,248
1,014 IEIT Systems Co. Ltd., Class A
(Information Technology) 8,835
1,861 Iflytek Co. Ltd., Class A
(Information Technology) 13,037
630 IKD Co. Ltd., Class A
(Consumer Discretionary) 1,713
228 Imeik Technology Development
Co. Ltd., Class A (Health Care) 4,689
48,084 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 55,165
852,277 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 704,976
15,871 Industrial Bank Co. Ltd., Class
A (Financials) 47,396
5,591 Industrial Securities Co. Ltd.,
Class A (Financials) 5,355
1,700 INESA Intelligent Tech,
Inc., Class A (Information
Technology) 4,543

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
161 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) $ 1,808
38,409 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials) 13,203
3,057 Inner Mongolia Berun Chemical
Co. Ltd., Class A (Materials) 3,070
1,620 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 5,965
1,130 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 1,773
6,940 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 4,791
5,225 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 3,356
1,440 Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A (Materials) 7,032
5,217 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 21,683
2,558 Inner Mongolia Yitai Coal Co.
Ltd., Class H (Energy)*
(c)
—
2,900 InnoScience Suzhou Technology
Holding Co. Ltd., Class H
(Information Technology)* 25,590
18,168 Innovent Biologics, Inc. (Health
Care)*
(b)
219,586
6,238 iQIYI, Inc. ADR
(Communication Services)* 13,661
252 iRay Group, Class A (Health
Care) 3,701
2,795 IRICO Display Devices Co.
Ltd., Class A (Information
Technology)* 2,202
693 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) 4,671
2,615 JA Solar Technology Co.
Ltd., Class A (Information
Technology)* 4,465
519 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 1,493
641 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 2,868
1,175 JCET Group Co. Ltd., Class A
(Information Technology) 5,969
450 JCHX Mining Management Co.
Ltd., Class A (Materials) 4,023
12,662 JD Health International, Inc.
(Consumer Staples)*
(b)
99,369
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
22,989 JD Logistics, Inc.
(Industrials)*
(b)
$ 35,935
35,947 JD.com, Inc., Class A
(Consumer Discretionary) 537,894
1,500 JF SmartInvest Holdings Ltd.
(Financials) 10,558
2,424 Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A (Financials) 2,445
5,113 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials)* 6,951
758 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 1,397
15,393 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 19,791
3,481 Jiangsu Financial Leasing Co.
Ltd., Class A (Financials) 3,181
1,008 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 14,445
4,994 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 43,858
2,400 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
H (Health Care)*
(a)
22,750
630 Jiangsu Hoperun Software
Co. Ltd., Class A (Information
Technology)* 4,582
574 Jiangsu Jiejie Microelectronics
Co. Ltd., Class A (Information
Technology) 2,209
779 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 4,164
630 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 2,172
405 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 2,088
1,620 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,289
270 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 2,527
1,148 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 10,751
275 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 2,431
270 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 2,652
641 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 3,237
2,460 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 5,509
1,490 Jiangxi Copper Co. Ltd., Class
A (Materials) 7,890

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
13,119 Jiangxi Copper Co. Ltd., Class
H (Materials) $ 51,697
300 Jiangxi Lianchuang
Optoelectronic Science &
Technology Co. Ltd., Class A
(Information Technology) 2,282
6,898 Jiangxi Zhengbang Technology
Co. Ltd., Class A (Consumer
Staples)* 2,966
1,983 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 3,905
5,116 Jinko Solar Co. Ltd., Class A
(Information Technology)* 4,075
1,260 Jinneng Holding Shanxi Coal
Industry Co. Ltd., Class A
(Energy) 2,531
161 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 1,326
2,345 Jizhong Energy Resources Co.
Ltd., Class A (Energy) 1,961
900 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 4,301
1,724 JL Mag Rare-Earth Co. Ltd.,
Class H (Industrials) 4,019
1,170 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 2,044
4,433 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,073
507 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples) 1,266
1,611 Juneyao Airlines Co. Ltd., Class
A (Industrials) 2,913
7,570 J-Yuan Trust Co. Ltd., Class A
(Financials)* 3,106
10,346 Kangmei Pharmaceutical Co.
Ltd., Class A (Health Care)* 2,942
3,840 Kanzhun Ltd. ADR (Industrials) 84,864
25,600 KE Holdings, Inc., Class A
(Real Estate) 148,163
270 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 2,781
1,611 Keda Industrial Group Co. Ltd.,
Class A (Industrials) 3,049
36,855 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 66,840
1,983 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 5,097
1,620 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 5,115
28,000 Kingsoft Cloud Holdings Ltd.
(Information Technology)* 22,981
12,524 Kingsoft Corp. Ltd.
(Communication Services) 46,071
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
35,165 Kuaishou Technology
(Communication Services)
(b)
$ 306,230
1,752 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials)* 11,193
44,989 Kunlun Energy Co. Ltd.
(Utilities) 42,934
900 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 5,538
936 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 192,061
1,440 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 9,116
454 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary) 39,215
1,878 LB Group Co. Ltd., Class A
(Materials) 4,878
59,758 Lenovo Group Ltd. (Information
Technology) 74,298
3,963 Lens Technology Co. Ltd., Class
A (Information Technology) 15,417
3,600 Lens Technology Co. Ltd., Class
H (Information Technology) 11,125
5,078 Leo Group Co. Ltd., Class A
(Communication Services) 3,685
1,611 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 3,633
507 Levima Advanced Materials
Corp., Class A (Materials) 1,388
14,904 Li Auto, Inc., Class A
(Consumer Discretionary)* 137,734
29,438 Li Ning Co. Ltd. (Consumer
Discretionary) 65,640
11,769 Liaoning Port Co. Ltd., Class A
(Industrials) 2,697
5,607 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 11,025
275 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 1,383
1,929 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 7,611
26,862 Longfor Group Holdings Ltd.
(Real Estate)
(b)
33,536
6,094 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology)* 16,009
272 Loongson Technology Corp.
Ltd., Class A (Information
Technology)* 5,089
2,329 Lufax Holding Ltd. ADR
(Financials)* 5,823
1,611 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 3,430
5,757 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 47,056
1,009 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 19,395

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,502 Maanshan Iron & Steel Co.
Ltd., Class A (Materials)* $ 2,490
17,242 Maanshan Iron & Steel Co.
Ltd., Class H (Materials)* 5,537
1,266 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 4,642
1,400 Mao Geping Cosmetics Co.
Ltd., Class H (Consumer
Staples)
(a)
16,319
390 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 3,818
2,345 Meihua Holdings Group Co.
Ltd., Class A (Materials) 3,364
3,311 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care) 2,506
39,500 Meitu, Inc. (Communication
Services)*
(b)
43,632
67,359 Meituan, Class B (Consumer
Discretionary)*
(b)
886,804
15,747 Metallurgical Corp. of China
Ltd., Class A (Industrials) 7,084
40,428 Metallurgical Corp. of China
Ltd., Class H (Industrials) 11,268
321 MGI Tech Co. Ltd., Class A
(Health Care)* 2,897
5,408 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 61,096
7,660 Midea Group Co. Ltd., Class H
(Consumer Discretionary) 87,072
1,611 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 3,093
6,010 MINISO Group Holding Ltd.
(Consumer Discretionary) 29,998
3,335 Minmetals Capital Co. Ltd.,
Class A (Financials) 2,609
9,447 Minth Group Ltd. (Consumer
Discretionary) 41,304
500 Mixue Group, Class H
(Consumer Discretionary)*
(a)
27,294
50,547 MMG Ltd. (Materials)* 44,862
766 Montage Technology Co.
Ltd., Class A (Information
Technology) 12,841
4,081 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 29,299
4,865 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 3,792
1,006 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 1,379
2,615 Nanjing Securities Co. Ltd.,
Class A (Financials) 2,971
6,580 NARI Technology Co. Ltd.,
Class A (Industrials) 20,627
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,943 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology)* $ 5,824
592 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 35,835
1,863 NavInfo Co. Ltd., Class A
(Information Technology)* 2,248
810 NetEase Cloud Music, Inc.
(Communication Services)*
(b)
20,100
21,868 NetEase, Inc. (Communication
Services) 601,078
1,460 New China Life Insurance Co.
Ltd., Class A (Financials) 13,563
11,698 New China Life Insurance Co.
Ltd., Class H (Financials) 69,687
3,815 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples) 5,078
17,649 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 91,355
800 Newland Digital Technology
Co. Ltd., Class A (Information
Technology) 2,924
1,369 Nexchip Semiconductor
Corp., Class A (Information
Technology) 6,159
1,030 Ninestar Corp., Class A
(Information Technology)* 2,710
788 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 9,029
900 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary) 3,402
507 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 4,146
900 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 2,884
1,611 Ningbo Shanshan Co. Ltd.,
Class A (Materials)* 2,933
1,279 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 11,401
4,586 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,433
5,116 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 13,027
22,090 NIO, Inc., Class A (Consumer
Discretionary)* 123,479
22,816 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(b)
143,069
900 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials)* 2,360
3,335 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 2,552
2,460 OFILM Group Co. Ltd., Class A
(Information Technology)* 3,925

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
937 OmniVision Integrated
Circuits Group, Inc., Class A
(Information Technology) $ 15,836
1,456 Onewo, Inc., Class H (Real
Estate) 3,781
159 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 1,196
5,113 Orient Securities Co. Ltd., Class
A (Financials) 7,530
12,285 Orient Securities Co. Ltd., Class
H (Financials)
(b)
10,777
2,615 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 3,596
507 Ovctek China, Inc., Class A
(Health Care) 1,127
5,225 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 3,053
702 Pacific Shuanglin Bio-
pharmacy Co. Ltd., Class A
(Health Care) 1,491
7,649 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 3,311
9,455 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,097,536
630 People.cn Co. Ltd., Class A
(Communication Services) 1,869
6,458 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 7,912
112,008 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 101,425
1,611 Perfect World Co. Ltd., Class A
(Communication Services) 3,229
17,951 PetroChina Co. Ltd., Class A
(Energy) 24,759
267,714 PetroChina Co. Ltd., Class H
(Energy) 298,469
900 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 3,686
3,808 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(b)
10,770
86,880 PICC Property & Casualty Co.
Ltd., Class H (Financials) 197,069
14,990 Ping An Bank Co. Ltd., Class A
(Financials) 24,619
10,700 Ping An Healthcare and
Technology Co. Ltd. (Consumer
Staples)
(b)
20,216
8,285 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 69,138
81,319 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 592,220
1,863 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) 2,058
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
266 Piotech, Inc., Class A
(Information Technology) $ 11,413
9,948 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 9,513
2,060 Poly Property Services Co. Ltd.,
Class H (Real Estate) 9,282
1,592 Pony AI, Inc. ADR (Information
Technology)* 21,763
8,052 Pop Mart International Group
Ltd. (Consumer Discretionary)
(b)
232,492
20,702 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 16,634
113,482 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(b)
80,167
12,855 Power Construction Corp. of
China Ltd., Class A (Industrials) 9,875
288 Proya Cosmetics Co. Ltd., Class
A (Consumer Staples) 2,866
1,182 Qfin Holdings, Inc. ADR
(Financials) 23,084
642 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 3,408
3,695 Qilu Bank Co. Ltd., Class A
(Financials) 3,094
885 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 2,503
810 Qingdao TGOOD Electric Co.
Ltd., Class A (Industrials) 3,051
4,592 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 17,182
6,580 Quzhou Xin'an Development
Co. Ltd., Class A (Real Estate)* 3,863
900 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 6,076
523 Raytron Technology Co.
Ltd., Class A (Information
Technology) 5,630
2,500 Remegen Co. Ltd., Class H
(Health Care)*
(b)
29,847
6,400 REPT BATTERO Energy Co.
Ltd., Class H (Industrials)* 11,360
96 RoboTechnik Intelligent
Technology Co. Ltd., Class A
(Industrials) 2,800
257 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 6,652
7,054 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 9,699
6,206 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 13,143
2,345 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 5,291

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,695 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) $ 6,900
338 Sangfor Technologies,
Inc., Class A (Information
Technology) 5,502
14,485 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials)
(a)
13,526
6,948 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 19,972
2,014 Satellite Chemical Co. Ltd.,
Class A (Materials) 4,804
4,865 SDIC Capital Co. Ltd., Class A
(Financials) 5,038
5,498 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 10,710
3,965 Sealand Securities Co. Ltd.,
Class A (Financials) 2,367
1,634 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 3,446
352,015 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
95,853
7,088 Sensteed Hi-tech Group, Class
A (Consumer Discretionary)* 3,329
1,170 Seres Group Co. Ltd., Class A
(Consumer Discretionary) 20,886
3,579 SF Holding Co. Ltd., Class A
(Industrials) 19,427
3,108 SF Holding Co. Ltd., Class H
(Industrials) 14,283
530 SG Micro Corp., Class A
(Information Technology) 4,881
7,064 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 22,664
1,620 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 2,246
252 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 2,284
2,842 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 3,076
3,057 Shandong Gold Mining Co.
Ltd., Class A (Materials) 15,767
10,634 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(b)
47,231
630 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 6,136
1,620 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 2,104
31,000 Shandong Hi-Speed Holdings
Group Ltd. (Utilities)* 6,689
1,623 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 6,491
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,014 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) $ 2,123
10,455 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 6,966
540 Shandong Pharmaceutical Glass
Co. Ltd., Class A (Health Care) 1,538
630 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 2,035
1,983 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 4,197
30,821 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 21,971
1,280 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology)* 2,450
345 Shanghai Allist Pharmaceuticals
Co. Ltd., Class A (Health Care) 4,797
774 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples) 2,574
4,737 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 14,307
574 Shanghai Belling Co.
Ltd., Class A (Information
Technology) 2,620
298 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 5,584
900 Shanghai Chicmax Cosmetic
Co. Ltd., Class H (Consumer
Staples) 10,063
6,940 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 2,710
9,580 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 11,858
34,246 Shanghai Electric Group Co.
Ltd., Class H (Industrials)* 17,946
1,983 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 6,469
1,509 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 5,791
6,652 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 17,925
523 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 4,276
3,806 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology) 18,772
700 Shanghai Henlius Biotech, Inc.,
Class H (Health Care)*
(b)
6,208

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
600 Shanghai Huace Navigation
Technology Ltd., Class A
(Information Technology) $ 2,624
1,863 Shanghai International Airport
Co. Ltd., Class A (Industrials) 8,344
6,318 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 4,889
758 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 2,723
523 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 2,745
2,204 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(b)
7,168
1,872 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 3,125
1,465 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) 1,693
641 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 2,510
4,500 Shanghai MicroPort MedBot
Group Co. Ltd., Class H (Health
Care)* 13,005
270 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 2,532
1,760 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 4,434
9,350 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 14,183
22,674 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 36,823
1,620 Shanghai Putailai New Energy
Technology Group Co. Ltd.,
Class A (Materials) 6,110
3,949 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 3,704
7,905 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 10,534
4,300 Shanghai Stonehill Technology
Co. Ltd., Class A (Information
Technology)* 4,252
2,435 Shanghai Tunnel Engineering
Co. Ltd., Class A (Industrials) 2,177
635 Shanghai United Imaging
Healthcare Co. Ltd., Class A
(Health Care) 11,956
3,704 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 2,809
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
900 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) $ 5,261
1,620 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,351
2,119 Shanjin International Gold Co.
Ltd., Class A (Materials) 6,364
1,620 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials) 2,427
3,311 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 3,152
2,460 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 4,538
3,567 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 2,568
2,615 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,223
4,723 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials)* 2,673
902 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 24,793
268 Sharetronic Data Technology
Co. Ltd., Class A (Information
Technology) 5,319
270 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 2,391
3,695 Shenergy Co. Ltd., Class A
(Utilities) 4,391
435 Shengyi Electronics Co.
Ltd., Class A (Information
Technology) 5,695
1,863 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 15,201
459 Shennan Circuits Co. Ltd., Class
A (Information Technology) 12,697
17,573 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 12,803
15,140 Shenwan Hongyuan Group Co.
Ltd., Class H (Financials)
(a)(b)
6,028
175 Shenyang Xingqi
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,780
401 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 2,982
2,600 Shenzhen Dobot Corp. Ltd.,
Class H (Industrials)* 13,385
3,057 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 2,880
746 Shenzhen Envicool Technology
Co. Ltd., Class A (Industrials) 7,578
1,000 Shenzhen Everwin Precision
Technology Co. Ltd., Class A
(Information Technology) 6,072

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,664 Shenzhen Expressway Corp.
Ltd., Class H (Industrials) $ 7,304
1,170 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 3,562
268 Shenzhen Fortune Trend
Technology Co. Ltd., Class A
(Information Technology) 4,933
270 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 3,043
507 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) 847
766 Shenzhen Huaqiang Industry
Co. Ltd., Class A (Information
Technology) 2,775
480 Shenzhen Infogem Technologies
Co. Ltd., Class A (Information
Technology)* 2,677
1,892 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 18,912
1,170 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 3,954
408 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 929
161 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 3,530
670 Shenzhen Kinwong Electronic
Co. Ltd., Class A (Information
Technology) 6,202
270 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 9,518
384 Shenzhen Megmeet Electrical
Co. Ltd., Class A (Industrials) 3,876
892 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 25,743
3,335 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 3,024
630 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 5,247
7,652 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 2,879
900 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 7,875
161 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 1,938
900 Shenzhen SED Industry Co.
Ltd., Class A (Industrials) 2,549
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
630 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) $ 3,238
799 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 7,246
958 Shenzhen Woer Heat-Shrinkable
Material Co. Ltd., Class A
(Industrials) 3,399
630 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 2,730
200 Shenzhen Zhaowei Machinery
& Electronic Co. Ltd., Class A
(Industrials) 2,970
9,757 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 86,785
1,260 Shijiazhuang Changshan
BeiMing Technology Co.
Ltd., Class A (Consumer
Discretionary)* 3,898
1,175 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,103
1,150 Siasun Robot & Automation Co.
Ltd., Class A (Industrials)* 2,780
333 SICC Co. Ltd., Class A
(Information Technology)* 4,176
180 Sichuan Biokin Pharmaceutical
Co. Ltd., Class A (Health
Care)* 9,663
3,335 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 4,463
3,718 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 7,669
1,436 Sichuan Development Lomon
Co. Ltd., Class A (Materials) 2,442
6,940 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials)* 2,150
1,276 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 6,213
523 Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H (Health Care)* 30,659
5,115 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 6,823
161 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 919
4,505 Silergy Corp. (Information
Technology) 29,497
2,615 Sinolink Securities Co. Ltd.,
Class A (Financials) 3,385
1,983 Sinoma International
Engineering Co., Class A
(Industrials) 2,612
1,014 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 4,662

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,498 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* $ 2,528
283 Sinomine Resource Group Co.
Ltd., Class A (Materials) 2,676
16,764 Sinopec Engineering Group Co.
Ltd., Class H (Industrials) 15,826
5,369 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,732
4,848 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials) 1,865
45,750 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials) 7,874
17,113 Sinopharm Group Co. Ltd.,
Class H (Health Care) 44,049
3,082 Sinotrans Ltd., Class A
(Industrials) 2,725
26,820 Sinotrans Ltd., Class H
(Industrials) 17,913
8,410 Sinotruk Hong Kong Ltd.
(Industrials) 29,230
900 Sinotruk Jinan Truck Co. Ltd.,
Class A (Industrials) 2,126
396 Skshu Paint Co. Ltd., Class A
(Materials) 2,476
238 Skyverse Technology Co.
Ltd., Class A (Information
Technology)* 4,089
306 Smartsens Technology Shanghai
Co. Ltd., Class A (Information
Technology) 4,087
22,062 Smoore International Holdings
Ltd. (Consumer Staples)
(b)
37,688
2,119 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 2,368
270 Sonoscape Medical Corp., Class
A (Health Care) 1,056
3,704 SooChow Securities Co. Ltd.,
Class A (Financials) 4,679
5,225 Southwest Securities Co. Ltd.,
Class A (Financials) 3,274
2,300 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 2,336
630 Spring Airlines Co. Ltd., Class
A (Industrials) 4,898
228 StarPower Semiconductor
Ltd., Class A (Information
Technology) 3,046
900 State Grid Information &
Communication Co. Ltd., Class
A (Information Technology) 2,120
3,065 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,567
1,440 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 37,258
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
8,331 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) $ 67,948
405 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,049
22,078 Sunshine Insurance Group Co.
Ltd., Class H (Financials) 10,265
1,019 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 4,251
730 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 5,147
192 Suzhou Centec Communications
Co. Ltd., Class A (Information
Technology)* 3,626
1,014 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 10,767
207 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 3,511
532 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 11,891
201 Suzhou Zelgen
Biopharmaceutical Co. Ltd.,
Class A (Health Care)* 3,128
5,288 TAL Education Group ADR
(Consumer Discretionary)* 58,168
900 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 4,032
4,595 TangShan Port Group Co. Ltd.,
Class A (Industrials) 2,496
900 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 1,952
3,843 TBEA Co. Ltd., Class A
(Industrials) 11,851
12,733 TCL Technology Group
Corp., Class A (Information
Technology) 7,367
3,206 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology)* 4,259
74,372 Tencent Holdings Ltd.
(Communication Services) 5,841,358
7,107 Tencent Music Entertainment
Group ADR (Communication
Services) 131,124
161 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 1,489
3,065 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 2,576
6,580 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 4,496

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
450 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) $ 2,895
1,760 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,251
1,014 Tianqi Lithium Corp., Class A
(Materials)* 7,894
1,885 Tianqi Lithium Corp., Class H
(Materials)* 11,927
3,815 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 6,892
3,065 TianShan Material Co. Ltd.,
Class A (Materials)* 2,510
2,345 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 3,619
24,228 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 37,125
1,170 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials) 1,169
15,350 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 43,217
900 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 4,661
1,170 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,455
1,863 Tongkun Group Co. Ltd., Class
A (Materials) 4,053
9,441 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 6,811
3,571 Tongwei Co. Ltd., Class A
(Information Technology)* 11,558
194 Topchoice Medical Corp., Class
A (Health Care) 1,154
28,595 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(b)
12,634
1,000 TransThera Sciences Nanjing,
Inc., Class H (Health Care)* 25,766
12,980 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 17,555
1,619 Trina Solar Co. Ltd., Class A
(Information Technology)* 4,143
7,864 Trip.com Group Ltd. (Consumer
Discretionary) 540,387
2,615 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 3,207
413 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 3,713
7,930 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 53,576
2,725 UBTech Robotics Corp. Ltd.,
Class H (Industrials)* 39,551
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
526 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology) $ 5,660
16,783 Uni-President China Holdings
Ltd. (Consumer Staples) 17,849
160 Unisound AI Technology Co.
Ltd., Class H (Information
Technology)* 13,060
2,119 Unisplendour Corp. Ltd., Class
A (Information Technology) 7,470
5,247 United Nova Technology Co.
Ltd., Class A (Information
Technology)* 4,951
758 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 2,392
630 Venustech Group, Inc., Class A
(Information Technology)* 1,325
381 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 8,413
630 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 24,125
3,990 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 78,364
1,143 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 1,966
1,620 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 2,624
900 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 1,835
1,893 Wangsu Science & Technology
Co. Ltd., Class A (Information
Technology) 2,785
16,000 Wanguo Gold Group Ltd.
(Materials) 16,358
2,400 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 22,788
53,104 Want Want China Holdings Ltd.
(Consumer Staples) 31,785
963 Weibo Corp. ADR
(Communication Services) 9,572
5,867 Weichai Power Co. Ltd., Class
A (Industrials) 14,367
23,897 Weichai Power Co. Ltd., Class
H (Industrials) 59,147
774 Weihai Guangwei Composites
Co. Ltd., Class A (Materials) 3,148
5,600 Weilong Delicious Global
Holdings Ltd. (Consumer
Staples) 8,178
5,247 Wens Foodstuff Group Co. Ltd.,
Class A (Consumer Staples) 13,420
1,863 Western Mining Co. Ltd., Class
A (Materials) 6,056

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,591 Western Securities Co. Ltd.,
Class A (Financials) $ 4,074
722 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 6,758
779 Wingtech Technology Co.
Ltd., Class A (Information
Technology)* 4,509
395 Winner Medical Co. Ltd., Class
A (Health Care) 2,203
1,620 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 1,966
17,843 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 4,064
1,149 Wolong Electric Group Co.
Ltd., Class A (Industrials) 6,754
3,965 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 3,023
3,312 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology)* 5,749
270 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology)* 2,560
2,997 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 49,965
1,611 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 15,828
1,748 WuXi AppTec Co. Ltd., Class A
(Health Care) 22,549
5,560 WuXi AppTec Co. Ltd., Class H
(Health Care)
(b)
72,271
42,590 Wuxi Biologics Cayman, Inc.
(Health Care)*
(b)
170,456
1,175 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 8,153
3,539 WuXi XDC Cayman, Inc.
(Health Care)* 29,751
8,158 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 11,910
3,400 XD, Inc. (Communication
Services) 30,853
313 Xiamen Amoytop Biotech Co.
Ltd., Class A (Health Care) 3,445
2,119 Xiamen C & D, Inc., Class A
(Industrials) 2,983
161 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 2,362
1,014 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 4,934
1,620 Xiangcai Co. Ltd., Class A
(Financials)* 2,583
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
900 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* $ 1,716
216,320 Xiaomi Corp., Class B
(Information Technology)*
(b)
1,139,725
1,170 Xinfengming Group Co. Ltd.,
Class A (Materials) 2,878
1,209 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology)* 4,903
61,384 Xinyi Solar Holdings Ltd.
(Information Technology)
(a)
25,387
17,450 XPeng, Inc., Class A (Consumer
Discretionary)* 188,047
29,838 XtalPi Holdings Ltd. (Health
Care)* 38,363
810 Xuji Electric Co. Ltd., Class A
(Industrials) 2,939
13,923 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(b)
22,068
3,500 Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H
(Information Technology)
(b)
16,894
507 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 4,639
3,385 Yankuang Energy Group Co.
Ltd., Class A (Energy) 6,661
39,835 Yankuang Energy Group Co.
Ltd., Class H (Energy)
(a)
51,984
507 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 4,047
662 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 3,162
916 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 2,931
1,284 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 5,400
7,300 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 4,193
275 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 1,875
2,482 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* 5,007
3,695 Youngor Fashion Co. Ltd., Class
A (Real Estate) 4,035
2,119 YTO Express Group Co. Ltd.,
Class A (Industrials) 5,111
22,010 Yuexiu Property Co. Ltd. (Real
Estate) 12,750
2,460 YUNDA Holding Group Co.,
Ltd., Class A (Industrials) 2,433

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,460 Yunnan Aluminium Co. Ltd.,
Class A (Materials) $ 8,596
1,408 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 11,166
161 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 940
3,965 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 3,556
1,530 Yunnan Copper Co. Ltd., Class
A (Materials) 3,597
754 Yunnan Energy New Material
Co. Ltd., Class A (Materials)* 5,904
1,175 Yunnan Tin Co. Ltd., Class A
(Materials) 4,104
1,175 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 5,148
1,620 Yutong Bus Co. Ltd., Class A
(Industrials) 7,130
12,240 Zai Lab Ltd. (Health Care)* 24,871
1,014 Zangge Mining Co. Ltd., Class
A (Materials) 8,719
900 ZCZL Industrial Technology
Group Co. Ltd., Class A
(Industrials) 2,898
3,215 ZCZL Industrial Technology
Group Co. Ltd., Class H
(Industrials)
(a)
8,515
455 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 11,063
20,635 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 77,021
3,564 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 2,047
96 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary) 3,592
3,965 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 9,232
1,736 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 6,901
1,080 Zhejiang Crystal-Optech Co.
Ltd., Class A (Information
Technology) 3,697
2,124 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 5,691
434 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 3,457
17,738 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 17,201
1,170 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 2,062
1,014 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,583
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,027 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) $ 8,983
1,014 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 5,237
2,615 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 1,831
720 Zhejiang JIULI Hi-tech Metals
Co. Ltd., Class A (Materials) 2,531
2,119 Zhejiang Juhua Co. Ltd., Class
A (Materials) 10,048
7,506 Zhejiang Leapmotor Technology
Co. Ltd., Class H (Consumer
Discretionary)*
(b)
51,097
2,345 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 3,473
2,135 Zhejiang NHU Co. Ltd., Class
A (Materials) 7,363
2,714 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 16,501
5,500 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class H
(Industrials)* 24,584
450 Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
(Materials) 3,321
630 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 3,554
161 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 1,152
1,620 Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A (Consumer
Discretionary) 3,692
1,006 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 3,216
1,175 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 1,699
7,210 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities) 5,130
3,326 Zheshang Securities Co. Ltd.,
Class A (Financials) 5,152
13,249 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(b)
26,156
642 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials)* 2,257
891 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 64,850
3,695 Zhongjin Gold Corp. Ltd., Class
A (Materials) 11,750
8,467 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 12,735

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,848 Zhongtai Securities Co. Ltd.,
Class A (Financials) $ 4,547
774 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 2,507
1,620 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate) 1,047
523 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,685
5,304 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 26,297
2,119 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 1,829
16,102 Zijin Mining Group Co. Ltd.,
Class A (Materials) 65,101
67,986 Zijin Mining Group Co. Ltd.,
Class H (Materials) 268,081
6,698 ZJLD Group, Inc. (Consumer
Staples)
(b)
7,106
6,344 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 7,251
18,468 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 17,198
3,308 ZTE Corp., Class A
(Information Technology) 19,697
9,733 ZTE Corp., Class H
(Information Technology) 39,279
5,173 ZTO Express Cayman, Inc.
(Industrials) 105,977
36,991,779
Colombia – 0.1%
58,607 Ecopetrol SA (Energy) 29,456
3,883 Grupo Argos SA (Materials) 18,374
2,951 Grupo Cibest SA (Financials) 50,490
1,487 Grupo de Inversiones
Suramericana SA (Financials) 21,928
32,689 Grupo Energia Bogota SA ESP
(Utilities) 28,271
5,455 Interconexion Electrica SA ESP
(Utilities) 36,750
185,269
Cyprus – 0.0%
4,029 Bank of Cyprus Holdings PLC
(Financials) 37,407
Czech Republic – 0.1%
2,046 CEZ AS (Utilities) 125,242
945 Komercni Banka AS
(Financials) 52,901
178,143
Egypt – 0.1%
30,348 Commercial International Bank
- Egypt (CIB) (Financials) 68,479
13,172 EFG Holding S.A.E.
(Financials)* 7,408
Shares Description Value
a
Common Stocks – (continued)
Egypt – (continued)
15,062 Fawry for Banking & Payment
Technology Services SAE
(Financials)* $ 4,726
11,930 Talaat Moustafa Group (Real
Estate) 18,026
98,639
Greece – 0.6%
25,019 Alpha Bank SA (Financials) 102,032
944 Athens International Airport SA
(Industrials) 11,120
29,637 Eurobank Ergasias Services and
Holdings SA (Financials) 117,185
2,384 Hellenic Telecommunications
Organization SA
(Communication Services) 47,339
1,442 JUMBO SA (Consumer
Discretionary) 45,788
1,189 Metlen Energy & Metals PLC
(Industrials)* 60,936
785 Motor Oil Hellas Corinth
Refineries SA (Energy) 25,873
10,584 National Bank of Greece SA
(Financials) 165,824
2,491 OPAP SA (Consumer
Discretionary) 50,938
12,552 Piraeus Financial Holdings SA
(Financials)* 102,990
2,288 Public Power Corp. SA
(Utilities) 46,203
776,228
Hong Kong – 0.1%
3,000 Cowell e Holdings, Inc.
(Information Technology)* 11,491
6,000 Guming Holdings Ltd.
(Consumer Discretionary)* 19,451
30,000 Guotai Junan International
Holdings Ltd. (Financials) 11,059
77,124 J&T Global Express Ltd.
(Industrials)* 94,899
1,784 Orient Overseas International
Ltd. (Industrials) 28,963
165,863
Hungary – 0.3%
4,686 MOL Hungarian Oil & Gas
PLC (Energy) 41,485
2,773 OTP Bank Nyrt (Financials) 288,603
1,786 Richter Gedeon Nyrt (Health
Care) 52,895
382,983
India – 16.3%
2,988 360 ONE WAM Ltd.
(Financials) 39,525
656 ABB India Ltd. (Industrials) 37,953
922 ACC Ltd. (Materials) 19,075
4,110 Adani Energy Solutions Ltd.
(Utilities)* 45,698

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
2,708 Adani Enterprises Ltd.
(Industrials) $ 69,032
3,604 Adani Green Energy Ltd.
(Utilities)* 42,234
7,184 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 121,830
49,770 Adani Power Ltd. (Utilities)* 82,066
2,669 Adani Total Gas Ltd. (Utilities) 18,102
8,799 Aditya Birla Capital Ltd.
(Financials)* 35,222
418 Alkem Laboratories Ltd.
(Health Care) 26,567
7,792 Ambuja Cements Ltd.
(Materials) 47,929
2,060 APL Apollo Tubes Ltd.
(Materials) 39,587
1,208 Apollo Hospitals Enterprise
Ltd. (Health Care) 99,067
34,412 Ashok Leyland Ltd.
(Industrials) 60,831
4,114 Asian Paints Ltd. (Materials) 132,204
1,526 Astral Ltd. (Industrials) 24,580
5,934 AU Small Finance Bank Ltd.
(Financials)
(b)
63,372
3,395 Aurobindo Pharma Ltd. (Health
Care) 46,560
274 Authum Investment &
Infrastucture Ltd. (Financials) 8,291
1,796 Avenue Supermarts Ltd.
(Consumer Staples)*
(b)
80,245
4,473 AWL Agri Business Ltd.
(Consumer Staples)* 12,952
29,048 Axis Bank Ltd. (Financials) 415,581
830 Bajaj Auto Ltd. (Consumer
Discretionary) 84,195
33,069 Bajaj Finance Ltd. (Financials) 383,567
4,859 Bajaj Finserv Ltd. (Financials) 113,751
344 Bajaj Holdings & Investment
Ltd. (Financials) 44,223
910 Balkrishna Industries Ltd.
(Consumer Discretionary) 23,490
10,269 Bandhan Bank Ltd.
(Financials)
(b)
17,262
13,752 Bank of Baroda (Financials) 44,555
11,709 Bank of India (Financials) 19,261
12,966 Bank of Maharashtra
(Financials) 8,489
2,464 Berger Paints India Ltd.
(Materials) 15,553
1,181 Bharat Dynamics Ltd.
(Industrials) 19,984
45,288 Bharat Electronics Ltd.
(Industrials) 208,472
3,276 Bharat Forge Ltd. (Consumer
Discretionary) 52,513
13,285 Bharat Heavy Electricals Ltd.
(Industrials) 43,198
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
24,559 Bharat Petroleum Corp. Ltd.
(Energy) $ 98,596
31,042 Bharti Airtel Ltd.
(Communication Services) 729,343
957 Bharti Hexacom Ltd.
(Communication Services) 18,919
6,716 Biocon Ltd. (Health Care) 29,909
108 Bosch Ltd. (Consumer
Discretionary) 43,600
1,336 Britannia Industries Ltd.
(Consumer Staples) 87,317
2,535 BSE Ltd. (Financials) 82,256
23,328 Canara Bank (Financials) 39,532
8,629 CG Power & Industrial
Solutions Ltd. (Industrials) 64,915
5,279 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 102,455
6,759 Cipla Ltd. (Health Care) 115,711
20,960 Coal India Ltd. (Energy) 88,142
1,045 Cochin Shipyard Ltd.
(Industrials)
(b)
19,465
3,995 Coforge Ltd. (Information
Technology) 85,248
1,711 Colgate-Palmolive India Ltd.
(Consumer Staples) 41,482
3,482 Container Corp. Of India Ltd.
(Industrials) 19,902
1,541 Coromandel International Ltd.
(Materials) 41,039
1,748 Cummins India Ltd.
(Industrials) 87,535
6,457 Dabur India Ltd. (Consumer
Staples) 37,350
898 Dalmia Bharat Ltd. (Materials) 20,173
714 Deepak Nitrite Ltd. (Materials) 12,441
4,967 Delhivery Ltd. (Industrials)* 23,667
1,400 Divi's Laboratories Ltd. (Health
Care) 101,376
431 Dixon Technologies India Ltd.
(Consumer Discretionary) 70,354
7,669 DLF Ltd. (Real Estate) 62,040
7,058 Dr Reddy's Laboratories Ltd.
(Health Care) 99,328
1,668 Eicher Motors Ltd. (Consumer
Discretionary) 131,532
11,248 Embassy Office Parks REIT
(Real Estate) 53,671
60,012 Eternal Ltd. (Consumer
Discretionary)* 201,343
5,364 Exide Industries Ltd.
(Consumer Discretionary) 22,476
22,476 Federal Bank Ltd. (Financials) 64,809
801 Fertilisers & Chemicals
Travancore Ltd. (Materials) 7,848
5,945 Fortis Healthcare Ltd. (Health
Care) 61,087
12,706 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 37,971
29,881 GAIL India Ltd. (Utilities) 58,825

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,554 GE Vernova T&D India Ltd.
(Industrials) $ 50,059
1,728 General Insurance Corp. of
India (Financials)
(b)
7,480
828 Gland Pharma Ltd. (Health
Care)
(b)
16,288
507 GlaxoSmithKline
Pharmaceuticals Ltd. (Health
Care) 14,564
1,756 Glenmark Pharmaceuticals Ltd.
(Health Care) 38,207
31,889 GMR Airports Ltd.
(Industrials)* 38,628
466 Godfrey Phillips India Ltd.
(Consumer Staples) 14,968
4,659 Godrej Consumer Products Ltd.
(Consumer Staples) 59,670
1,863 Godrej Properties Ltd. (Real
Estate)* 44,043
4,182 Grasim Industries Ltd.
(Materials) 128,077
440 Gujarat Fluorochemicals Ltd.
(Materials) 16,840
2,430 Gujarat Gas Ltd. (Utilities) 10,762
2,588 Havells India Ltd. (Industrials) 41,719
11,644 HCL Technologies Ltd.
(Information Technology) 211,433
2,546 HDB Financial Services Ltd.
(Financials) 21,837
2,460 HDFC Asset Management Co.
Ltd. (Financials)
(b)
73,513
141,514 HDFC Bank Ltd. (Financials) 1,594,114
12,425 HDFC Life Insurance Co. Ltd.
(Financials)
(b)
106,168
1,511 Hero MotoCorp Ltd. (Consumer
Discretionary) 104,303
1,202 Hexaware Technologies Ltd.
(Information Technology) 10,169
17,141 Hindalco Industries Ltd.
(Materials) 154,915
2,191 Hindustan Aeronautics Ltd.
(Industrials) 111,265
12,026 Hindustan Petroleum Corp. Ltd.
(Energy) 61,510
9,471 Hindustan Unilever Ltd.
(Consumer Staples) 261,172
3,509 Hindustan Zinc Ltd. (Materials) 19,034
162 Hitachi Energy India Ltd.
(Industrials) 39,946
27 Honeywell Automation India
Ltd. (Information Technology) 10,684
4,350 Housing & Urban Development
Corp. Ltd. (Financials) 11,637
1,760 Hyundai Motor India Ltd.
(Consumer Discretionary) 45,767
65,751 ICICI Bank Ltd. (Financials) 1,020,878
3,033 ICICI Lombard General
Insurance Co. Ltd.
(Financials)
(b)
66,816
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,925 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(b)
$ 34,124
67,080 IDFC First Bank Ltd.
(Financials) 60,092
3,214 Indian Bank (Financials) 31,270
10,768 Indian Hotels Co. Ltd.
(Consumer Discretionary) 89,601
35,972 Indian Oil Corp. Ltd. (Energy) 65,049
2,794 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 21,450
22,075 Indian Railway Finance Corp.
Ltd. (Financials)
(b)
29,015
9,176 Indian Renewable Energy
Development Agency Ltd.
(Financials)* 14,659
7,207 Indraprastha Gas Ltd. (Utilities) 16,065
15,813 Indus Towers Ltd.
(Communication Services)* 70,900
7,139 IndusInd Bank Ltd.
(Financials)* 68,523
4,003 Info Edge India Ltd.
(Communication Services) 59,530
39,975 Infosys Ltd. (Information
Technology) 697,225
2,704 InterGlobe Aviation Ltd.
(Industrials)
(b)
178,402
38,083 ITC Ltd. (Consumer Staples) 172,113
3,575 Jindal Stainless Ltd. (Materials) 30,817
4,895 Jindal Steel Ltd. (Materials) 57,155
37,085 Jio Financial Services Ltd.
(Financials) 126,951
445 JK Cement Ltd. (Materials) 28,646
4,914 JSW Energy Ltd. (Utilities) 26,845
3,241 JSW Infrastructure Ltd.
(Industrials) 9,796
10,206 JSW Steel Ltd. (Materials) 132,391
4,906 Jubilant Foodworks Ltd.
(Consumer Discretionary) 32,991
4,736 Kalyan Jewellers India Ltd.
(Consumer Discretionary) 26,757
375 Kaynes Technology India Ltd.
(Information Technology)* 23,016
11,834 Knowledge Realty Trust REIT
(Real Estate) 15,756
13,866 Kotak Mahindra Bank Ltd.
(Financials) 329,321
1,918 KPIT Technologies Ltd.
(Information Technology) 26,212
9,370 L&T Finance Ltd. (Financials) 32,720
255 L&T Technology Services Ltd.
(Industrials)
(b)
12,659
8,465 Larsen & Toubro Ltd.
(Industrials) 385,133
2,849 Life Insurance Corp. of India
(Financials) 28,489
252 Linde India Ltd. (Materials) 16,808
1,222 Lloyds Metals & Energy Ltd.
(Materials) 16,673

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
3,493 Lodha Developers Ltd. (Real
Estate)
(b)
$ 44,838
903 LTIMindtree Ltd. (Information
Technology)
(b)
61,546
2,983 Lupin Ltd. (Health Care) 69,440
6,355 Mahindra & Mahindra Financial
Services Ltd. (Financials) 26,419
11,184 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 469,791
875 MakeMyTrip Ltd. (Consumer
Discretionary)* 62,466
1,393 Mankind Pharma Ltd. (Health
Care) 35,056
5,962 Marico Ltd. (Consumer Staples) 47,817
1,460 Maruti Suzuki India Ltd.
(Consumer Discretionary) 259,527
2,822 Max Financial Services Ltd.
(Financials)* 53,700
9,386 Max Healthcare Institute Ltd.
(Health Care) 122,016
822 Mazagon Dock Shipbuilders
Ltd. (Industrials) 24,625
1,807 Motilal Oswal Financial
Services Ltd. (Financials) 19,383
1,278 Mphasis Ltd. (Information
Technology) 40,168
28 MRF Ltd. (Consumer
Discretionary) 47,712
1,371 Muthoot Finance Ltd.
(Financials) 57,389
8,098 Nestle India Ltd. (Consumer
Staples) 114,172
35,427 NHPC Ltd. (Utilities) 30,394
2,154 Nippon Life India Asset
Management Ltd. (Financials)
(b)
21,085
37,509 NMDC Ltd. (Materials) 30,998
9,202 NTPC Green Energy Ltd.
(Utilities)* 9,768
55,112 NTPC Ltd. (Utilities) 201,138
1,509 Oberoi Realty Ltd. (Real Estate) 27,789
34,283 Oil & Natural Gas Corp. Ltd.
(Energy) 93,232
7,592 Oil India Ltd. (Energy) 35,071
5,077 One 97 Communications Ltd.
(Financials)* 74,957
298 Oracle Financial Services
Software Ltd. (Information
Technology) 27,009
65 Page Industries Ltd. (Consumer
Discretionary) 27,846
3,123 Patanjali Foods Ltd. (Consumer
Staples) 19,837
4,238 PB Fintech Ltd. (Financials)* 86,179
1,252 Persistent Systems Ltd.
(Information Technology) 88,923
9,288 Petronet LNG Ltd. (Energy) 28,228
2,417 Phoenix Mills Ltd. (The) (Real
Estate) 46,931
907 PI Industries Ltd. (Materials) 34,431
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
3,392 Pidilite Industries Ltd.
(Materials) $ 55,737
562 Polycab India Ltd. (Industrials) 46,934
17,972 Power Finance Corp. Ltd.
(Financials) 72,875
57,386 Power Grid Corp. of India Ltd.
(Utilities) 173,189
573 Premier Energies Ltd.
(Information Technology)
(b)
6,250
2,147 Prestige Estates Projects Ltd.
(Real Estate) 40,260
120 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 17,113
28,698 Punjab National Bank
(Financials) 39,944
5,643 Rail Vikas Nigam Ltd.
(Industrials) 20,447
15,434 REC Ltd. (Financials) 62,273
74,181 Reliance Industries Ltd.
(Energy) 1,299,966
56,356 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 73,281
3,050 SBI Cards & Payment Services
Ltd. (Financials) 30,012
5,659 SBI Life Insurance Co. Ltd.
(Financials)
(b)
124,381
555 Schaeffler India Ltd.
(Industrials) 24,195
105 Shree Cement Ltd. (Materials) 30,990
17,784 Shriram Finance Ltd.
(Financials) 169,325
1,064 Siemens Energy India Ltd.
(Industrials)* 37,584
1,102 Siemens Ltd. (Industrials) 40,619
9,173 SJVN Ltd. (Utilities) 7,985
309 Solar Industries India Ltd.
(Materials) 45,849
5,554 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(b)
31,776
1,675 SRF Ltd. (Materials) 54,817
22,633 State Bank of India (Financials) 247,717
13,267 Steel Authority of India Ltd.
(Materials) 20,010
12,777 Sun Pharmaceutical Industries
Ltd. (Health Care) 261,632
825 Sundaram Finance Ltd.
(Financials) 43,613
726 Supreme Industries Ltd.
(Materials) 27,528
139,438 Suzlon Energy Ltd.
(Industrials)* 84,195
4,932 Swiggy Ltd. (Consumer
Discretionary)* 20,859
1,433 Tata Communications Ltd.
(Communication Services) 29,081
10,768 Tata Consultancy Services Ltd.
(Information Technology) 377,703

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
7,384 Tata Consumer Products Ltd.
(Consumer Staples) $ 96,783
416 Tata Elxsi Ltd. (Information
Technology) 23,991
1,637 Tata Investment Corp. Ltd.
(Financials) 13,648
24,978 Tata Motors Ltd. (Industrials)* 98,295
24,978 Tata Motors Passenger Vehicles
Ltd. (Consumer Discretionary) 99,636
20,205 Tata Power Co. Ltd. (The)
(Utilities) 88,118
93,700 Tata Steel Ltd. (Materials) 175,945
2,117 Tata Technologies Ltd.
(Information Technology) 16,071
6,651 Tech Mahindra Ltd.
(Information Technology) 112,821
391 Thermax Ltd. (Industrials) 12,765
4,478 Titan Co. Ltd. (Consumer
Discretionary) 195,631
1,290 Torrent Pharmaceuticals Ltd.
(Health Care) 53,658
2,369 Torrent Power Ltd. (Utilities) 34,814
2,299 Trent Ltd. (Consumer
Discretionary) 109,245
1,297 Tube Investments of India Ltd.
(Consumer Discretionary) 40,374
2,906 TVS Motor Co. Ltd. (Consumer
Discretionary) 114,733
1,446 UltraTech Cement Ltd.
(Materials) 187,525
19,711 Union Bank of India Ltd.
(Financials) 33,775
891 United Breweries Ltd.
(Consumer Staples) 16,840
3,682 United Spirits Ltd. (Consumer
Staples) 59,753
2,305 UNO Minda Ltd. (Consumer
Discretionary) 33,675
6,855 UPL Ltd. (Materials) 58,141
16,962 Varun Beverages Ltd.
(Consumer Staples) 91,317
17,145 Vedanta Ltd. (Materials) 100,822
26,017 Vishal Mega Mart Ltd.
(Consumer Discretionary)* 39,499
321,959 Vodafone Idea Ltd.
(Communication Services)* 35,850
2,964 Voltas Ltd. (Industrials) 45,606
32,119 Wipro Ltd. (Information
Technology) 89,602
204,131 Yes Bank Ltd. (Financials)* 52,329
2,742 Zydus Lifesciences Ltd. (Health
Care) 28,892
21,100,468
Indonesia – 1.3%
90,407 Alamtri Minerals Indonesia Tbk
PT (Materials) 6,894
136,824 Alamtri Resources Indonesia
Tbk PT (Energy) 14,870
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
154,805 Amman Mineral Internasional
PT (Materials)* $ 61,346
105,700 Aneka Tambang Tbk (Materials) 18,468
249,824 Astra International Tbk PT
(Industrials) 98,250
657,025 Bank Central Asia Tbk PT
(Financials) 326,441
460,846 Bank Mandiri Persero Tbk PT
(Financials) 133,647
186,322 Bank Negara Indonesia Persero
Tbk PT (Financials) 47,657
891,084 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 196,889
337,412 Barito Pacific Tbk PT
(Materials)* 72,527
66,831 Barito Renewables Energy Tbk
PT (Utilities) 38,421
928,600 Bumi Resources Minerals Tbk
PT (Materials)* 54,361
88,323 Chandra Asri Pacific Tbk PT
(Materials) 39,243
93,707 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 26,050
20,098 Dian Swastatika Sentosa Tbk
PT (Energy)* 132,679
191,600 Elang Mahkota Teknologi Tbk
PT (Communication Services) 14,092
10,807,706 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 41,531
107,500 Impack Pratama Industri Tbk
PT (Materials)* 20,332
29,159 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 14,794
56,294 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 24,843
73,539 Indosat Tbk PT
(Communication Services) 10,553
256,524 Kalbe Farma Tbk PT (Health
Care) 18,483
21,456 Pantai Indah Kapuk Dua Tbk
PT (Real Estate) 18,068
215,380 Petrindo Jaya Kreasi Tbk PT
(Energy) 34,657
31,400 Petrosea Tbk PT (Materials) 18,853
242,230 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 26,179
601,857 Telkom Indonesia Persero Tbk
PT (Communication Services) 126,840
119,600 Trimegah Bangun Persada Tbk
PT (Materials) 7,504
79,997 Unilever Indonesia Tbk PT
(Consumer Staples) 12,488
17,995 United Tractors Tbk PT
(Energy) 30,253
1,687,213
Kazakhstan – –%
1,389 Solidcore Resources PLC
(Materials)*
(c)
—

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Kuwait – 0.8%
16,628 Agility Public Warehousing Co.
KSCC (Industrials) $ 7,747
13,841 Al Ahli Bank of Kuwait KSCP
(Financials) 12,806
21,754 Boubyan Bank KSCP
(Financials) 50,106
17,261 Burgan Bank SAK (Financials) 12,653
31,185 Gulf Bank KSCP (Financials) 36,168
158,913 Kuwait Finance House KSCP
(Financials) 412,102
9,127 Mabanee Co KPSC (Real
Estate) 31,994
26,962 Mobile Telecommunications
Co. KSCP (Communication
Services) 45,676
103,134 National Bank of Kuwait SAKP
(Financials) 337,340
32,789 Warba Bank KSCP
(Financials)* 31,085
977,677
Luxembourg – 0.0%
1,739 Reinet Investments SCA
(Financials) 58,787
Mexico – 1.9%
202,536 America Movil SAB de CV,
Series B (Communication
Services) 233,115
5,709 Arca Continental SAB de CV
(Consumer Staples) 57,011
22,572 Becle SAB de CV (Consumer
Staples) 26,855
191,696 Cemex SAB de CV, Series CPO
(Materials) 202,644
6,457 Coca-Cola Femsa SAB de CV
(Consumer Staples) 56,463
2,537 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 14,012
36,896 Fibra Uno Administracion SA
de CV REIT (Real Estate) 54,085
21,671 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 207,621
2,241 Gruma SAB de CV, Class B
(Consumer Staples) 39,030
3,400 Grupo Aeroportuario del Centro
Norte SAB de CV (Industrials) 45,555
4,803 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 114,660
2,254 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 68,086
15,851 Grupo Bimbo SAB de CV,
Series A (Consumer Staples)
(a)
50,174
6,287 Grupo Carso SAB de CV, Series
A1 (Industrials) 43,139
6,004 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 43,580
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
36,557 Grupo Financiero Banorte SAB
de CV, Class O (Financials) $ 351,455
24,129 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 57,559
39,624 Grupo Mexico SAB de CV,
Series B (Materials) 343,573
2,335 Industrias Penoles SAB de CV
(Materials)* 99,715
20,582 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 42,167
13,325 Prologis Property Mexico SA de
CV REIT (Real Estate) 56,977
2,345 Promotora y Operadora de
Infraestructura SAB de CV
(Industrials) 32,010
63,159 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 211,328
2,450,814
Netherlands – –%
1,289 Nebius Group NV, Class A
(Information Technology)*
(c)
—
Philippines – 0.4%
17,000 Aboitiz Power Corp. (Utilities) 12,436
3,235 Ayala Corp. (Industrials) 26,202
72,836 Ayala Land, Inc. (Real Estate) 25,274
27,068 Bank of the Philippine Islands
(Financials) 53,771
26,300 BDO Unibank, Inc. (Financials) 58,748
455 Globe Telecom, Inc.
(Communication Services) 12,429
10,056 International Container
Terminal Services, Inc.
(Industrials) 93,024
5,737 Jollibee Foods Corp. (Consumer
Discretionary) 18,489
3,807 Manila Electric Co. (Utilities) 38,398
23,105 Metropolitan Bank & Trust Co.
(Financials) 26,003
1,169 PLDT, Inc. (Communication
Services) 25,754
6,234 SM Investments Corp.
(Industrials) 78,663
110,787 SM Prime Holdings, Inc. (Real
Estate) 43,450
512,641
Qatar – 0.6%
88,681 Al Rayan Bank (Financials) 53,121
43,287 Commercial Bank PSQC (The)
(Financials) 47,900
21,614 Dukhan Bank (Financials) 20,640
24,589 Industries Qatar QSC
(Industrials) 82,053
67,140 Mesaieed Petrochemical
Holding Co. (Materials) 21,649
8,656 Ooredoo QPSC
(Communication Services) 30,311

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Qatar – (continued)
6,027 Qatar Electricity & Water Co.
QSC (Utilities) $ 24,532
7,253 Qatar Fuel QSC (Energy) 29,801
34,781 Qatar Gas Transport Co. Ltd.
(Energy) 43,111
12,326 Qatar International Islamic
Bank QSC (Financials) 37,408
20,803 Qatar Islamic Bank (Financials) 132,840
56,408 Qatar National Bank QPSC
(Financials) 280,413
803,779
Russia – 0.0%
12,708 Alrosa PJSC (Materials)*
(c)
—
801 Gazprom Neft PJSC (Energy)*
(c)
—
49,291 Gazprom PJSC (Energy)*
(c)
—
26,300 GMK Norilskiy Nickel PAO
(Materials)*
(c)
—
1,413 LUKOIL PJSC (Energy)*
(c)
—
4,560 Mobile TeleSystems PJSC
(Communication Services)*
(c)
—
3,099 Novatek PJSC (Energy)*
(c)
—
5,287 Novolipetsk Steel PJSC
(Materials)*
(c)
—
780 PIK-Spetsializirovannyy
Zastroyshchik PAO (Consumer
Discretionary)*
(c)
—
1,280 Polyus PJSC (Materials)*
(c)
—
5,078 Rosneft Oil Co. PJSC
(Energy)*
(c)
—
44,370 Sberbank of Russia PJSC
(Financials)*
(c)
—
969 Severstal PAO (Materials)*
(c)
—
146,300 Surgutneftegas PJSC
(Energy)*
(c)
—
6,047 Tatneft PJSC (Energy)*
(c)
—
6,503 United Co RUSAL International
PJSC (Materials)*
(c)
—
—
Saudi Arabia – 2.9%
1,753 ACWA Power Co. (Utilities)* 89,252
4,905 Ades Holding Co. (Energy) 22,240
1,791 Advanced Petrochemical Co.
(Materials)* 15,124
24,623 Al Rajhi Bank (Financials) 629,121
629 Al Rajhi Co. for Co-operative
Insurance (Financials)* 14,520
15,533 Alinma Bank (Financials) 100,284
5,858 Almarai Co. JSC (Consumer
Staples) 69,800
10,991 Arab National Bank (Financials) 64,983
326 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 19,535
9,102 Bank AlBilad (Financials) 63,520
8,073 Bank Al-Jazira (Financials)* 24,877
15,171 Banque Saudi Fransi
(Financials) 66,484
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
952 Bupa Arabia for Cooperative
Insurance Co. (Financials) $ 37,304
910 Co. for Cooperative Insurance
(The) (Financials) 29,230
6,752 Dar Al Arkan Real Estate
Development Co. (Real Estate)* 28,221
1,047 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 67,484
327 Elm Co. (Information
Technology) 66,769
4,672 Etihad Etisalat Co.
(Communication Services) 78,210
7,332 Jabal Omar Development Co.
(Consumer Discretionary)* 29,668
7,556 Jarir Marketing Co. (Consumer
Discretionary) 25,580
1,243 Makkah Construction &
Development Co. (Real Estate) 27,766
412 MBC Group CJSC
(Communication Services)* 3,466
1,245 Mouwasat Medical Services Co.
(Health Care) 23,032
511 Nahdi Medical Co. (Consumer
Staples) 13,533
5,910 Rabigh Refining &
Petrochemical Co. (Energy)* 11,989
18,640 Riyad Bank (Financials) 128,194
713 Riyadh Cables Group Co.
(Industrials) 23,282
2,888 SABIC Agri-Nutrients Co.
(Materials) 89,686
4,771 Sahara International
Petrochemical Co. (Materials) 21,366
422 SAL Saudi Logistics Services
(Industrials) 19,112
17,693 Saudi Arabian Mining Co.
(Materials)* 287,695
72,357 Saudi Arabian Oil Co.
(Energy)
(b)
475,057
685 Saudi Aramco Base Oil Co.
(Materials) 15,703
12,697 Saudi Awwal Bank (Financials) 103,635
11,412 Saudi Basic Industries Corp.
(Materials) 167,768
9,973 Saudi Electricity Co. (Utilities) 37,511
4,415 Saudi Industrial Investment
Group (Materials)* 16,947
7,814 Saudi Investment Bank (The)
(Financials) 26,995
9,378 Saudi Kayan Petrochemical Co.
(Materials)* 12,949
36,935 Saudi National Bank (The)
(Financials) 363,300
414 Saudi Research & Media Group
(Communication Services)* 15,726
614 Saudi Tadawul Group Holding
Co. (Financials) 27,562

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
24,089 Saudi Telecom Co.
(Communication Services) $ 273,931
8,180 Umm Al Qura for Development
& Construction Co. (Real
Estate)* 43,261
3,540 Yanbu National Petrochemical
Co. (Materials) 28,743
3,800,415
South Africa – 3.1%
10,547 Absa Group Ltd. (Financials) 128,257
4,254 Bid Corp. Ltd. (Consumer
Staples) 101,458
4,359 Bidvest Group Ltd. (Industrials) 58,149
1,093 Capitec Bank Holdings Ltd.
(Financials) 247,817
2,943 Clicks Group Ltd. (Consumer
Staples) 59,659
6,820 Discovery Ltd. (Financials) 87,411
2,985 Exxaro Resources Ltd. (Energy) 30,311
63,447 FirstRand Ltd. (Financials) 301,797
10,970 Gold Fields Ltd. (Materials) 460,436
6,936 Harmony Gold Mining Co. Ltd.
(Materials) 135,258
11,185 Impala Platinum Holdings Ltd.
(Materials) 140,012
2,849 Investec Ltd. (Financials) 20,357
776 Kumba Iron Ore Ltd.
(Materials) 15,150
3,248 Mr Price Group Ltd. (Consumer
Discretionary) 39,829
20,675 MTN Group Ltd.
(Communication Services) 190,581
9,390 Naspers Ltd., Class N
(Consumer Discretionary) 586,651
5,390 Nedbank Group Ltd.
(Financials) 80,456
4,226 Northam Platinum Holdings
Ltd. (Materials) 75,378
58,587 Old Mutual Ltd. (Financials) 47,444
10,901 OUTsurance Group Ltd.
(Financials) 46,143
44,138 Pepkor Holdings Ltd.
(Consumer Discretionary)
(b)
67,363
6,518 Remgro Ltd. (Financials) 66,164
22,212 Sanlam Ltd. (Financials) 118,987
7,538 Sasol Ltd. (Materials)* 48,984
6,011 Shoprite Holdings Ltd.
(Consumer Staples) 96,358
35,956 Sibanye Stillwater Ltd.
(Materials)* 117,310
16,690 Standard Bank Group Ltd.
(Financials) 256,886
3,259 Valterra Platinum Ltd.
(Materials) 226,512
7,611 Vodacom Group Ltd.
(Communication Services)
(a)
59,626
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
11,511 Woolworths Holdings Ltd.
(Consumer Discretionary) $ 37,979
3,948,723
South Korea – 12.0%
475 Alteogen, Inc. (Health Care)* 172,152
375 Amorepacific Corp. (Consumer
Staples) 31,695
361 Amorepacific Holdings Corp.
(Consumer Staples) 6,984
302 APR Corp. (Consumer
Staples)* 52,467
3,467 BNK Financial Group, Inc.
(Financials) 35,480
253 Celltrion Pharm, Inc. (Health
Care)* 10,649
1,902 Celltrion, Inc. (Health Care) 240,038
922 Cheil Worldwide, Inc.
(Communication Services) 14,200
96 CJ CheilJedang Corp.
(Consumer Staples) 13,676
183 CJ Corp. (Industrials) 21,913
690 Coway Co. Ltd. (Consumer
Discretionary) 40,349
499 DB HiTek Co. Ltd. (Information
Technology) 21,580
562 DB Insurance Co. Ltd.
(Financials) 47,577
418 Dongsuh Cos., Inc. (Consumer
Staples) 7,788
648 Doosan Bobcat, Inc.
(Industrials)* 24,322
90 Doosan Co. Ltd. (Industrials) 53,609
5,443 Doosan Enerbility Co. Ltd.
(Industrials)* 282,763
271 Doosan Robotics, Inc.
(Industrials)* 14,281
583 Ecopro BM Co. Ltd.
(Industrials)* 59,424
1,272 Ecopro Co. Ltd. (Industrials) 73,086
376 Ecopro Materials Co. Ltd.
(Industrials)* 14,829
225 F&F Co. Ltd. (Consumer
Discretionary) 11,107
598 GS Holdings Corp. (Industrials) 22,934
3,474 Hana Financial Group, Inc.
(Financials) 220,395
320 Hanjin Kal Corp. (Consumer
Discretionary) 22,281
917 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 38,347
81 Hanmi Pharm Co. Ltd. (Health
Care) 25,143
158 Hanmi Science Co. Ltd. (Health
Care)* 4,174
554 Hanmi Semiconductor Co. Ltd.
(Information Technology) 46,561
2,158 Hanon Systems (Consumer
Discretionary)* 5,525

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
414 Hanwha Aerospace Co. Ltd.
(Industrials) $ 239,845
458 Hanwha Corp. (Industrials) 24,727
3,716 Hanwha Life Insurance Co. Ltd.
(Financials)* 7,606
1,409 Hanwha Ocean Co. Ltd.
(Industrials)* 103,281
1,378 Hanwha Solutions Corp.
(Materials) 26,189
736 Hanwha Systems Co. Ltd.
(Industrials) 23,121
552 HD Hyundai Co. Ltd. (Energy) 73,755
263 HD Hyundai Electric Co. Ltd.
(Industrials) 138,595
271 HD Hyundai Heavy Industries
Co. Ltd. (Industrials) 98,586
172 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 21,765
294 HD HYUNDAI MIPO
(Industrials) 44,580
565 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) 157,515
1,493 HLB, Inc. (Health Care)* 47,613
3,592 HMM Co. Ltd. (Industrials) 46,749
70 Hugel, Inc. (Health Care)* 10,876
262 HYBE Co. Ltd.
(Communication Services)* 53,357
65 Hyosung Heavy Industries
Corp. (Industrials) 84,021
91 Hyundai Autoever Corp.
(Information Technology) 12,499
276 Hyundai Elevator Co. Ltd.
(Industrials) 16,290
968 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 44,100
472 Hyundai Glovis Co. Ltd.
(Industrials) 52,764
784 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials)* 16,020
763 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 160,574
1,784 Hyundai Motor Co. (Consumer
Discretionary) 317,218
922 Hyundai Rotem Co. Ltd.
(Industrials) 110,152
1,107 Hyundai Steel Co. (Materials) 22,732
3,190 Industrial Bank of Korea
(Financials) 44,575
367 JYP Entertainment Corp.
(Communication Services) 16,969
3,824 Kakao Corp. (Communication
Services) 152,632
2,749 KakaoBank Corp. (Financials) 40,469
282 Kakaopay Corp. (Financials)* 9,511
1,460 Kangwon Land, Inc. (Consumer
Discretionary) 17,860
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
4,625 KB Financial Group, Inc.
(Financials) $ 392,479
48 KCC Corp. (Materials) 13,610
181 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 11,323
231 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 8,372
3,038 Kia Corp. (Consumer
Discretionary) 235,702
181 KIWOOM Securities Co. Ltd.
(Financials) 33,599
901 Korea Aerospace Industries Ltd.
(Industrials) 66,718
3,304 Korea Electric Power Corp.
(Utilities) 117,948
373 Korea Gas Corp. (Utilities) 10,526
548 Korea Investment Holdings Co.
Ltd. (Financials) 59,769
81 Korea Zinc Co. Ltd. (Materials) 73,914
2,365 Korean Air Lines Co. Ltd.
(Industrials) 35,138
360 Krafton, Inc. (Communication
Services)* 63,033
796 KT Corp. (Communication
Services) 27,279
1,170 KT&G Corp. (Consumer
Staples) 115,755
193 Kumho Petrochemical Co. Ltd.
(Materials) 15,341
326 L&F Co. Ltd. (Industrials)* 27,753
582 LG Chem Ltd. (Materials) 148,008
403 LG CNS Co. Ltd. (Information
Technology) 15,894
1,144 LG Corp. (Industrials) 61,298
3,704 LG Display Co. Ltd.
(Information Technology)* 31,583
1,333 LG Electronics, Inc. (Consumer
Discretionary) 77,588
514 LG Energy Solution Ltd.
(Industrials)* 142,598
118 LG H&H Co. Ltd. (Consumer
Staples) 22,185
185 LG Innotek Co. Ltd.
(Information Technology) 29,813
2,751 LG Uplus Corp.
(Communication Services) 28,171
160 LIG Nex1 Co. Ltd. (Industrials) 41,669
298 LigaChem Biosciences, Inc.
(Health Care)* 39,169
234 Lotte Chemical Corp.
(Materials) 11,488
415 Lotte Corp. (Industrials) 7,746
233 LS Corp. (Industrials) 28,344
191 LS Electric Co. Ltd.
(Industrials) 59,742
1,032 Meritz Financial Group, Inc.
(Financials) 76,208

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
2,446 Mirae Asset Securities Co. Ltd.
(Financials) $ 36,341
429 Misto Holdings Corp.
(Consumer Discretionary) 12,470
1,656 NAVER Corp. (Communication
Services) 274,752
162 NCSoft Corp. (Communication
Services) 23,133
280 Netmarble Corp.
(Communication Services)
(b)
10,091
1,793 NH Investment & Securities Co.
Ltd. (Financials) 25,176
45 NongShim Co. Ltd. (Consumer
Staples) 13,678
287 Orion Corp. (Consumer Staples) 20,589
410 Pearl Abyss Corp.
(Communication Services)* 10,078
266 Peptron, Inc. (Health Care)* 61,497
79 PharmaResearch Co. Ltd.
(Health Care) 25,247
685 Posco DX Co. Ltd. (Information
Technology) 11,831
436 POSCO Future M Co. Ltd.
(Industrials)* 61,221
921 POSCO Holdings, Inc.
(Materials) 193,826
581 Posco International Corp.
(Industrials) 21,175
100 Rainbow Robotics (Industrials)* 29,579
232 S-1 Corp. (Industrials) 11,831
185 Sam Chun Dang Pharm Co. Ltd.
(Health Care) 27,235
145 Samsung Biologics Co. Ltd.
(Health Care)*
(b)
158,444
1,051 Samsung C&T Corp.
(Industrials) 160,796
323 Samsung Card Co. Ltd.
(Financials) 12,058
1,993 Samsung E&A Co. Ltd.
(Industrials) 34,625
680 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 116,058
58,441 Samsung Electronics Co. Ltd.
(Information Technology) 3,993,690
78 Samsung Episholdings Co. Ltd.
(Health Care)* 22,753
384 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 125,724
8,023 Samsung Heavy Industries Co.
Ltd. (Industrials)* 134,203
938 Samsung Life Insurance Co.
Ltd. (Financials) 97,522
786 Samsung SDI Co. Ltd.
(Information Technology) 160,070
468 Samsung SDS Co. Ltd.
(Information Technology) 53,621
829 Samsung Securities Co. Ltd.
(Financials) 44,419
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
51 Samyang Foods Co. Ltd.
(Consumer Staples) $ 50,110
5,735 Shinhan Financial Group Co.
Ltd. (Financials) 304,172
370 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 35,172
321 SK Bioscience Co. Ltd. (Health
Care)* 11,961
6,695 SK hynix, Inc. (Information
Technology) 2,412,777
367 SK IE Technology Co. Ltd.
(Industrials)*
(b)
7,112
956 SK Innovation Co. Ltd.
(Energy) 74,756
1,099 SK Square Co. Ltd.
(Industrials)* 222,692
1,322 SK Telecom Co. Ltd.
(Communication Services) 48,092
437 SK, Inc. (Industrials) 78,893
231 SKC Co. Ltd. (Materials)* 17,467
552 S-Oil Corp. (Energy)* 28,789
8,038 Woori Financial Group, Inc.
(Financials) 145,112
675 Yuhan Corp. (Health Care) 55,996
15,478,472
Taiwan – 19.7%
6,494 Accton Technology Corp.
(Information Technology) 212,087
37,650 Acer, Inc. (Information
Technology) 32,690
5,539 Advantech Co. Ltd.
(Information Technology) 50,828
959 Alchip Technologies Ltd.
(Information Technology) 100,988
46,426 ASE Technology Holding Co.
Ltd. (Information Technology) 339,486
28,904 Asia Cement Corp. (Materials) 35,733
4,120 Asia Vital Components Co. Ltd.
(Information Technology) 180,500
365 ASMedia Technology, Inc.
(Information Technology) 15,061
411 ASPEED Technology, Inc.
(Information Technology) 95,793
9,021 Asustek Computer, Inc.
(Information Technology) 172,746
81,530 AUO Corp. (Information
Technology)* 30,134
2,000 Bizlink Holding, Inc.
(Industrials) 102,597
15,000 Caliway Biopharmaceuticals
Co. Ltd. (Health Care)* 75,036
6,393 Catcher Technology Co. Ltd.
(Information Technology) 40,943
115,568 Cathay Financial Holding Co.
Ltd. (Financials) 236,402
17,157 Chailease Holding Co. Ltd.
(Financials) 56,306
82,225 Chang Hwa Commercial Bank
Ltd. (Financials) 52,922

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
27,442 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) $ 27,805
8,014 Chicony Electronics Co. Ltd.
(Information Technology) 30,641
38,642 China Airlines Ltd. (Industrials) 23,639
154,787 China Steel Corp. (Materials) 90,007
4,544 Chroma ATE, Inc. (Information
Technology) 118,577
47,959 Chunghwa Telecom Co. Ltd.
(Communication Services) 199,415
51,228 Compal Electronics, Inc.
(Information Technology) 47,906
199,271 CTBC Financial Holding Co.
Ltd. (Financials) 275,875
23,745 Delta Electronics, Inc.
(Information Technology) 705,125
10,591 E Ink Holdings, Inc.
(Information Technology) 64,791
179,097 E.Sun Financial Holding Co.
Ltd. (Financials) 173,191
2,031 Eclat Textile Co. Ltd.
(Consumer Discretionary) 28,376
3,896 Elite Material Co. Ltd.
(Information Technology) 189,307
823 eMemory Technology, Inc.
(Information Technology) 53,625
34,143 Eva Airways Corp. (Industrials) 37,097
13,380 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 76,524
37,946 Far Eastern New Century Corp.
(Industrials) 34,095
22,583 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 63,392
5,520 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 22,689
145,123 First Financial Holding Co. Ltd.
(Financials) 127,621
21,000 FIT Hon Teng Ltd. (Information
Technology)*
(b)
13,729
43,043 Formosa Chemicals & Fibre
Corp. (Materials) 45,806
18,746 Formosa Petrochemical Corp.
(Energy) 31,238
54,757 Formosa Plastics Corp.
(Materials) 72,666
1,732 Fortune Electric Co. Ltd.
(Industrials) 38,630
12,786 Foxconn Technology Co. Ltd.
(Information Technology) 26,562
97,302 Fubon Financial Holding Co.
Ltd. (Financials) 287,085
6,154 Gigabyte Technology Co. Ltd.
(Information Technology) 47,746
1,121 Global Unichip Corp.
(Information Technology) 80,722
2,797 Globalwafers Co. Ltd.
(Information Technology) 33,509
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
4,307 Gold Circuit Electronics Ltd.
(Information Technology) $ 86,867
25,639 Highwealth Construction Corp.
(Real Estate) 31,002
3,764 Hiwin Technologies Corp.
(Industrials) 23,146
148,819 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 1,069,259
1,164 Hon Precision, Inc. (Information
Technology) 111,263
3,116 Hotai Motor Co. Ltd.
(Consumer Discretionary) 60,563
110,696 Hua Nan Financial Holdings
Co. Ltd. (Financials) 103,871
96,039 Innolux Corp. (Information
Technology) 41,463
3,261 International Games System Co.
Ltd. (Communication Services) 77,200
30,414 Inventec Corp. (Information
Technology) 42,251
1,315 Jentech Precision Industrial Co.
Ltd. (Information Technology) 121,717
207,001 KGI Financial Holding Co. Ltd.
(Financials) 103,880
996 King Slide Works Co. Ltd.
(Information Technology) 121,069
14,412 King Yuan Electronics Co. Ltd.
(Information Technology) 105,157
1,224 Largan Precision Co. Ltd.
(Information Technology) 85,994
24,705 Lite-On Technology Corp.
(Information Technology) 125,158
1,192 Lotes Co. Ltd. (Information
Technology) 49,754
18,383 MediaTek, Inc. (Information
Technology) 817,087
149,571 Mega Financial Holding Co.
Ltd. (Financials) 191,104
9,151 Micro-Star International Co.
Ltd. (Information Technology) 31,344
1,158 momo.com, Inc. (Consumer
Discretionary) 8,376
69,215 Nan Ya Plastics Corp.
(Materials) 130,116
2,888 Nan Ya Printed Circuit Board
Corp. (Information Technology) 24,155
15,724 Nanya Technology Corp.
(Information Technology)* 73,146
1,563 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 18,551
7,279 Novatek Microelectronics Corp.
(Information Technology) 90,335
24,944 Pegatron Corp. (Information
Technology) 57,303
3,766 PharmaEssentia Corp. (Health
Care) 61,917
2,242 Phison Electronics Corp.
(Information Technology) 80,008

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
29,924 Pou Chen Corp. (Consumer
Discretionary) $ 29,176
39,979 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 43,437
8,086 Powertech Technology, Inc.
(Information Technology) 40,449
7,069 President Chain Store Corp.
(Consumer Staples) 53,944
31,413 Quanta Computer, Inc.
(Information Technology) 282,252
5,837 Realtek Semiconductor Corp.
(Information Technology) 96,896
26,068 Ruentex Development Co. Ltd.
(Real Estate) 25,042
9,217 Ruentex Industries Ltd.
(Consumer Discretionary) 16,093
45,513 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 56,701
3,446 Shihlin Electric & Engineering
Corp. (Industrials) 18,501
7,105 Sino-American Silicon
Products, Inc. (Information
Technology) 23,770
160,167 SinoPac Financial Holdings Co.
Ltd. (Financials) 137,534
16,155 Synnex Technology
International Corp. (Information
Technology) 32,377
29,206 TA Chen Stainless Pipe
(Materials) 34,524
56,869 Taichung Commercial Bank Co.
Ltd. (Financials) 37,780
285,273 Taishin Financial Holding Co.
Ltd. (Financials) 164,065
94,343 Taiwan Business Bank
(Financials) 47,645
131,628 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 100,026
25,590 Taiwan High Speed Rail Corp.
(Industrials) 22,789
21,336 Taiwan Mobile Co. Ltd.
(Communication Services) 73,420
297,568 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 13,652,953
19,891 Tatung Co. Ltd. (Industrials) 21,200
88,779 TCC Group Holdings Co. Ltd.
(Materials) 64,636
21,600 Teco Electric and Machinery
Co. Ltd. (Industrials) 60,357
6,417 Tripod Technology Corp.
(Information Technology) 62,565
16,820 Unimicron Technology Corp.
(Information Technology) 99,950
59,999 Uni-President Enterprises Corp.
(Consumer Staples) 146,246
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
146,623 United Microelectronics Corp.
(Information Technology) $ 213,966
13,438 Vanguard International
Semiconductor Corp.
(Information Technology) 38,749
1,328 VisEra Technologies Co. Ltd.
(Information Technology) 11,128
961 Voltronic Power Technology
Corp. (Industrials) 35,519
37,175 Walsin Lihwa Corp.
(Industrials) 34,942
17,648 Wan Hai Lines Ltd. (Industrials) 45,322
40,677 Winbond Electronics Corp.
(Information Technology)* 75,172
36,711 Wistron Corp. (Information
Technology) 169,021
1,203 Wiwynn Corp. (Information
Technology) 175,170
20,136 WPG Holdings Ltd.
(Information Technology) 43,820
8,018 WT Microelectronics Co. Ltd.
(Information Technology) 36,533
20,916 Yageo Corp. (Information
Technology) 156,612
22,446 Yang Ming Marine Transport
Corp. (Industrials) 37,189
130,009 Yuanta Financial Holding Co.
Ltd. (Financials) 149,540
5,057 Yulon Finance Corp.
(Financials) 15,517
7,656 Zhen Ding Technology Holding
Ltd. (Information Technology) 35,493
25,558,720
Thailand – 1.4%
13,688 Advanced Info Service PCL,
NVDR (Communication
Services) 130,524
52,993 Airports of Thailand PCL,
NVDR (Industrials) 71,601
114,337 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 6,819
140,944 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 83,179
104,960 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 18,094
111,840 Banpu PCL, NVDR (Energy) 15,632
13,769 Berli Jucker PCL, NVDR
(Consumer Staples) 6,501
109,815 BTS Group Holdings PCL,
NVDR (Industrials)* 8,800
7,300 Bumrungrad Hospital PCL,
NVDR (Health Care) 38,433
40,100 Cal-Comp Electronics Thailand
PCL, NVDR (Information
Technology) 5,754
4,716 Carabao Group PCL, NVDR
(Consumer Staples) 6,628

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
39,711 Central Pattana PCL, NVDR
(Real Estate) $ 65,990
48,060 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 29,706
48,177 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 30,377
9,851 Com7 PCL, NVDR (Consumer
Discretionary) 6,701
71,227 CP ALL PCL, NVDR
(Consumer Staples) 95,685
18,333 CP AXTRA PCL, NVDR
(Consumer Staples) 9,225
58,400 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 364,603
2,958 Electricity Generating PCL,
NVDR (Utilities) 10,382
9,151 Global Power Synergy PCL,
NVDR (Utilities) 9,948
52,887 Gulf Development PCL, NVDR
(Utilities)* 66,940
64,150 Home Product Center
PCL, NVDR (Consumer
Discretionary) 12,752
23,063 Indorama Ventures PCL, NVDR
(Materials) 11,032
7,494 Kasikornbank PCL, NVDR
(Financials) 43,411
44,875 Krung Thai Bank PCL, NVDR
(Financials) 38,331
11,618 Krungthai Card PCL, NVDR
(Financials) 9,834
106,505 Land & Houses PCL, NVDR
(Real Estate) 11,579
41,803 Minor International
PCL, NVDR (Consumer
Discretionary) 28,566
9,320 Muangthai Capital PCL, NVDR
(Financials) 9,625
22,817 Osotspa PCL, NVDR
(Consumer Staples) 11,198
17,661 PTT Exploration & Production
PCL, NVDR (Energy) 58,422
29,125 PTT Global Chemical PCL,
NVDR (Materials) 18,002
37,319 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 15,649
173,162 PTT PCL, NVDR (Energy) 165,390
13,370 Ratch Group PCL, NVDR
(Utilities) 12,251
10,981 SCB X PCL, NVDR
(Financials) 44,340
14,342 SCG Packaging PCL, NVDR
(Materials) 6,949
10,023 Siam Cement PCL (The),
NVDR (Materials) 58,062
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
107,222 Thai Beverage PCL (Consumer
Staples) $ 38,496
32,556 Thai Life Insurance PCL,
NVDR (Financials) 9,859
14,177 Thai Oil PCL, NVDR (Energy) 15,412
36,671 Thai Union Group PCL, NVDR
(Consumer Staples) 14,807
18,967 TIDLOR Holdings PCL, NVDR
(Financials) 11,252
2,589 Tisco Financial Group PCL,
NVDR (Financials) 8,524
312,750 TMBThanachart Bank PCL,
NVDR (Financials) 18,749
129,863 True Corp. PCL, NVDR
(Communication Services) 43,563
1,797,577
Turkey – 0.8%
11,990 AG Anadolu Grubu Holding AS
(Industrials) 7,880
442 Agesa Hayat ve Emeklilik AS
(Financials) 2,254
8,897 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS
(Utilities)* 5,374
34,075 Akbank TAS (Financials) 51,936
510 Akcansa Cimento AS
(Materials) 1,538
4,131 Akfen Yenilenebilir Enerji AS
(Utilities)* 1,639
21,444 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 5,128
2,664 Aksa Enerji Uretim AS
(Utilities)* 3,305
1,835 Alarko Holding AS (Industrials) 4,052
962 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology) 977
9,188 Anadolu Anonim Turk Sigorta
Sirketi (Financials) 4,866
25,000 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 9,292
834 Anadolu Hayat Emeklilik AS
(Financials) 1,864
129 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 162
1,325 Arcelik AS (Consumer
Discretionary)* 3,297
15,115 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 65,253
3,427 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 7,309
1,094 Avrupakent Gayrimenkul
Yatirim Ortakligi AS (Real
Estate) 1,398
1,972 Aydem Yenilenebilir Enerji AS
(Utilities)* 852
1,011 Aygaz AS (Utilities) 4,998

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
28,864 Baticim Bati Anadolu Cimento
Sanayii AS (Materials)* $ 2,310
5,136 BatiSoke Soke Cimento Sanayii
TAS (Materials)* 1,748
5,122 BIM Birlesik Magazalar AS
(Consumer Staples) 64,745
366 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 3,814
48 Borusan Yatirim ve Pazarlama
AS (Financials) 2,557
20,899 Can2 Termik AS (Utilities)* 1,038
43 Celebi Hava Servisi AS
(Industrials) 1,604
5,227 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 5,630
10,627 Coca-Cola Icecek AS
(Consumer Staples) 12,858
3,548 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials)* 2,088
1,057 Destek Finans Faktoring AS
(Financials)* 21,796
13,205 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 5,312
1,009 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 4,287
236 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 1,883
6,180 Efor Yatirim Sanayi Ticaret AS
(Consumer Staples) 3,259
16 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 2,650
2,061 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 4,488
27,093 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate) 13,469
3,307 Enerjisa Enerji AS (Utilities)
(b)
6,239
31,513 Enerya Enerji AS (Utilities) 7,440
7,100 Enka Insaat ve Sanayi AS
(Industrials) 13,270
44,282 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 24,871
2,472 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 1,630
8,260 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 18,393
1,233 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 5,419
1,783 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 1,807
460 Grainturk Tarim AS (Consumer
Staples) 2,951
1,051 Gubre Fabrikalari TAS
(Materials)* 7,737
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
279 GUR-Sel Turizm Tasimacilik
VE Servis Ticaret AS
(Industrials) $ 2,036
13,702 Haci Omer Sabanci Holding AS
(Financials) 26,415
44,789 Hektas Ticaret TAS (Materials)* 3,353
6,509 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 2,914
5,632 Is Yatirim Menkul Degerler AS
(Financials) 5,294
7,797 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 1,786
2,509 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 1,152
1,464 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials)* 955
3,123 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials)* 1,833
555 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials)* 285
10,497 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials)* 6,197
1,418 Kayseri Seker Fabrikasi AS
(Consumer Staples)* 573
3,062 Kiler Holding AS (Industrials)* 11,388
8,282 KOC Holding AS (Industrials) 32,830
6,127 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 1,512
3,121 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 2,454
3 Konya Cimento Sanayii AS
(Materials)* 335
5,003 Kuyumcukent Gayrimenkul
Yatirimlari AS REIT (Real
Estate)* 4,998
3,155 LDR Turizm AS (Industrials) 3,119
9,050 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 6,706
7,696 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(b)
6,833
3,207 MIA Teknoloji AS (Information
Technology)* 2,629
1,239 Migros Ticaret AS (Consumer
Staples) 15,195
652 MLP Saglik Hizmetleri AS
(Health Care)*
(b)
5,065
1,106 OBA Makarnacilik Sanayi VE
Ticaret AS (Consumer Staples)* 1,193
453 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials)* 4,889
13,614 Oyak Cimento Fabrikalari AS
(Materials) 7,396

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,730 Pasifik Eurasia Lojistik Dis
Ticaret AS (Industrials)* $ 8,939
2,900 Pegasus Hava Tasimaciligi AS
(Industrials)* 13,721
51,814 Peker Gayrimenkul Yatirim
Ortakligi AS (Real Estate)* 12,148
14,355 Petkim Petrokimya Holding AS
(Materials)* 5,744
1,554 Ral Yatirim Holding AS
(Industrials)* 7,748
7,482 Reysas Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 3,540
7,026 Reysas Tasimacilik ve Lojistik
Ticaret AS (Industrials)* 2,233
131,015 Sasa Polyester Sanayi AS
(Materials)* 9,005
1,653 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 2,667
2,116 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 1,245
3,666 Sok Marketler Ticaret AS
(Consumer Staples)* 3,970
673 TAB Gida Sanayi Ve Ticaret AS
(Consumer Discretionary) 3,420
2,437 TAV Havalimanlari Holding AS
(Industrials)* 15,947
2,571 Tekfen Holding AS
(Industrials)* 4,115
2,764 Tera Yatirim Menkul Degerler
AS (Financials)* 16,886
13,353 Tera Yatirim Teknoloji Holding
AS REIT (Real Estate)* 8,644
1,738 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 9,401
2,528 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 4,320
2,613 TR Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 5,819
13,525 Turk Altin Isletmeleri AS
(Materials)* 11,124
8,603 Turk Hava Yollari AO
(Industrials) 55,234
7,060 Turk Telekomunikasyon AS
(Communication Services)* 9,265
363 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 4,375
15,262 Turkcell Iletisim Hizmetleri AS
(Communication Services) 33,608
8,712 Turkiye Halk Bankasi AS
(Financials)* 7,305
100,055 Turkiye Is Bankasi AS, Class C
(Financials) 31,960
11,437 Turkiye Petrol Rafinerileri AS
(Energy) 52,443
24,889 Turkiye Sigorta AS (Financials) 7,101
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
14,400 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* $ 4,359
19,902 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 17,483
1,974 Ulker Biskuvi Sanayi AS
(Consumer Staples) 5,148
3,581 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 708
1,280 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 967
40,584 Yapi ve Kredi Bankasi AS
(Financials)* 33,722
2,296 Yayla Agro Gida Sanayi
VE Nakliyat AS (Consumer
Staples)* 541
1,675 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 1,427
19,297 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 1,472
1,005,756
United Arab Emirates – 2.3%
36,942 Abu Dhabi Commercial Bank
PJSC (Financials) 141,820
17,993 Abu Dhabi Islamic Bank PJSC
(Financials) 97,489
37,320 Abu Dhabi National Energy Co.
PJSC (Utilities) 34,344
36,952 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 38,734
33,682 ADNOC Drilling Co. PJSC
(Energy) 47,962
86,779 Adnoc Gas PLC (Energy) 77,025
46,320 Aldar Properties PJSC (Real
Estate) 102,783
19,666 Alpha Dhabi Holding PJSC
(Industrials) 48,243
39,970 Borouge PLC (Materials) 27,206
111,388 Dubai Electricity & Water
Authority PJSC (Utilities) 82,794
35,871 Dubai Islamic Bank PJSC
(Financials) 89,559
10,322 Emaar Development PJSC (Real
Estate) 41,312
78,030 Emaar Properties PJSC (Real
Estate) 282,560
31,168 Emirates NBD Bank PJSC
(Financials) 207,060
44,110 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 216,176
56,034 First Abu Dhabi Bank PJSC
(Financials) 241,659
10,596 International Holding Co. PJSC
(Industrials)* 1,153,981

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
40,679 Modon Holding PSC
(Industrials)* $ 36,106
2,966,813
United States – 0.4%
11,582 BeOne Medicines Ltd., Class H
(Health Care)* 304,664
4,298 JBS NV, Class A (Consumer
Staples)* 63,138
367,802
TOTAL COMMON STOCKS
(Cost $87,647,625)
126,387,759
Shares Description Rate Value
a
Preferred Stocks – 1.8%
Brazil – 1.1%
3,164 Axia Energia
(Utilities) 8.87% 39,846
65,873 Banco Bradesco
SA (Financials) 6.84 243,362
23,893 Cia Energetica
de Minas Gerais
(Utilities) 12.73 51,290
13,749 Cia Paranaense
de Energia -
Copel (Utilities) 4.51 36,822
16,784 Gerdau SA
(Materials) 3.26 60,217
66,889 Itau Unibanco
Holding SA
(Financials) 6.31 521,021
73,011 Itausa SA
(Financials) 8.26 167,934
54,645 Petroleo
Brasileiro
SA - Petrobras
(Energy) 9.49 324,197
1,444,689
Chile – 0.1%
1,811 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Materials)* 0.00 116,302
Colombia – 0.1%
3,464 Grupo Argos SA
(Materials) 5.04 12,391
5,809 Grupo Cibest SA
(Financials) 7.67 91,594
2,146 Grupo de
Inversiones
Suramericana SA
(Financials) 3.27 25,863
129,848
Shares Description Rate Value
a
Preferred Stocks – (continued)
India – 0.0%
11,624 TVS Motor Co.
Ltd. (Consumer
Discretionary)*
(c)
6.00% $ 1,299
Russia – 0.0%
4,252 Sberbank of
Russia PJSC
(Financials)*
(c)
0.00 —
31,665 Surgutneftegas
PJSC (Energy)*
(c)
0.00 —
640 Tatneft PJSC
(Energy)*
(c)
0.00 —
—
South Korea – 0.5%
33 Doosan Co. Ltd.
(Industrials) 0.38 12,027
200 Hanwha Corp.
(Industrials) 2.36 4,889
441 Hyundai Motor
Co. (Consumer
Discretionary) 6.98 58,384
259 Hyundai Motor
Co. (Consumer
Discretionary) 7.07 33,902
29 Hyundai Motor
Co. (Consumer
Discretionary) 7.03 3,800
71 Korea Investment
Holdings Co. Ltd.
(Financials) 3.30 5,904
97 LG Chem Ltd.
(Materials) 0.55 12,591
214 LG Electronics,
Inc. (Consumer
Discretionary) 2.24 6,817
1,637 Mirae Asset
Securities Co.
Ltd., N.A.
(Financials) 2.53 11,009
10,238 Samsung
Electronics Co.
Ltd. (Information
Technology) 1.95 522,116
33 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 5.14 8,303
679,742
TOTAL PREFERRED STOCKS
(Cost $1,884,804)
2,371,880

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Exchange-Traded Fund – 0.5%
United States – 0.5%
23,978 iShares MSCI Malaysia ETF
(Cost $568,898)
$ 633,739
Units Description Expiration Month Value
A
Rights – 0.0%
South Korea – 0.0%
884 Hanon Systems* 12/25 171
Taiwan* – 0.0%
720 Taichung
Commercial
Bank Co. Ltd.* 12/25 45
379 Unimicron
Technology
Corp.* 01/26 851
896
TOTAL RIGHTS
(Cost $0)
1,067
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
988,888 3.902% 988,888
(Cost $988,888)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $91,090,215)
130,383,333
a
Securities Lending Reinvestment Vehicle – 0.5%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
626,976 3.928% 626,976
(Cost $626,976)
TOTAL INVESTMENTS – 101.1%
(Cost $91,717,191)
$ 131,010,309
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.1)%
(1,464,969)
NET ASSETS – 100.0%
$ 129,545,340
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 26.2%
Financials 21.4
Consumer Discretionary 11.8
Communication Services 9.0
Industrials 8.6
Materials 6.3
Energy 3.9
Consumer Staples 3.7
Health Care 3.4
Utilities 2.5
Real Estate 1.4
Investment Company 0.8
Exchange-Traded Fund 0.5
Securities Lending Reinvestment Vehicle 0.5
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.0%
Australia – 7.1%
27,416 AGL Energy Ltd. (Utilities) $ 169,007
22,745 ALS Ltd. (Industrials) 333,078
10,887 Ampol Ltd. (Energy) 219,688
138,305 ANZ Group Holdings Ltd.
(Financials) 3,141,863
58,616 APA Group (Utilities) 355,958
26,365 Aristocrat Leisure Ltd.
(Consumer Discretionary) 1,008,708
8,750 ASX Ltd. (Financials) 333,966
49,020 Atlas Arteria Ltd. (Industrials) 160,094
83,904 Aurizon Holdings Ltd.
(Industrials) 196,987
230,382 BHP Group Ltd. (Materials) 6,295,692
20,752 BlueScope Steel Ltd.
(Materials) 330,294
64,446 Brambles Ltd. (Industrials) 1,016,864
15,394 CAR Group Ltd.
(Communication Services) 351,017
21,248 Charter Hall Group REIT (Real
Estate) 346,410
2,995 Cochlear Ltd. (Health Care) 548,108
60,156 Coles Group Ltd. (Consumer
Staples) 880,531
77,128 Commonwealth Bank of
Australia (Financials) 7,714,039
24,052 Computershare Ltd.
(Industrials) 566,262
48,487 Dexus REIT (Real Estate) 227,672
8,974 EBOS Group Ltd. (Health Care) 146,819
67,207 Endeavour Group Ltd.
(Consumer Staples) 163,075
90,420 Evolution Mining Ltd.
(Materials) 704,454
72,943 Fortescue Ltd. (Materials) 1,024,169
443,664 Glencore PLC (Materials)* 2,120,982
92,292 Goodman Group REIT (Real
Estate) 1,796,385
87,446 GPT Group (The) REIT (Real
Estate) 318,276
111,398 Insurance Australia Group Ltd.
(Financials) 566,905
12,114 IREN, Ltd. (Information
Technology)* 579,170
5,001 JB Hi-Fi Ltd. (Consumer
Discretionary) 321,997
101,698 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 364,814
42,281 Lynas Rare Earths Ltd.
(Materials)* 401,223
16,545 Macquarie Group Ltd.
(Financials) 2,137,926
125,798 Medibank Pvt Ltd. (Financials) 391,867
179,799 Mirvac Group REIT (Real
Estate) 254,690
141,643 National Australia Bank Ltd.
(Financials) 3,724,868
27,890 NEXTDC Ltd. (Information
Technology)* 248,199
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
63,483 Northern Star Resources Ltd.
(Materials) $ 1,130,729
22,271 Orica Ltd. (Materials) 348,191
78,067 Origin Energy Ltd. (Utilities) 597,973
125,387 Pilbara Minerals Ltd.
(Materials)* 333,027
2,229 Pro Medicus Ltd. (Health Care) 389,622
69,409 Qantas Airways Ltd.
(Industrials) 454,274
69,208 QBE Insurance Group Ltd.
(Financials) 873,692
8,276 Ramsay Health Care Ltd.
(Health Care) 199,783
2,300 REA Group Ltd.
(Communication Services) 295,499
13,459 Reece Ltd. (Industrials) 112,184
17,130 Rio Tinto Ltd. (Materials) 1,486,014
49,528 Rio Tinto PLC (Materials) 3,558,168
150,658 Santos Ltd. (Energy) 636,282
236,995 Scentre Group REIT (Real
Estate) 634,119
15,650 SEEK Ltd. (Communication
Services) 251,245
9,209 SGH Ltd. (Industrials) 285,597
206,900 Sigma Healthcare Ltd. (Health
Care) 390,773
21,536 Sonic Healthcare Ltd. (Health
Care) 329,497
206,510 South32 Ltd. (Materials) 436,082
109,010 Stockland REIT (Real Estate) 430,362
49,910 Suncorp Group Ltd. (Financials) 574,756
13,419 Technology One Ltd.
(Information Technology) 264,885
523,690 Telstra Group Ltd.
(Communication Services) 1,689,705
17,891 TPG Telecom Ltd.
(Communication Services) 43,998
144,709 Transurban Group (Industrials) 1,416,860
37,212 Treasury Wine Estates Ltd.
(Consumer Staples) 142,029
175,408 Vicinity Ltd. REIT (Real Estate) 282,980
16,123 Washington H Soul Pattinson &
Co. Ltd. (Financials) 399,888
51,962 Wesfarmers Ltd. (Consumer
Discretionary) 2,790,199
157,374 Westpac Banking Corp.
(Financials) 3,879,509
38,030 Whitehaven Coal Ltd. (Energy) 172,835
8,348 WiseTech Global Ltd.
(Information Technology) 399,757
87,681 Woodside Energy Group Ltd.
(Energy) 1,433,505
56,091 Woolworths Group Ltd.
(Consumer Staples) 1,078,521
22,182 Worley Ltd. (Industrials) 194,056
67,398,653
Austria – 0.4%
3,256 ANDRITZ AG (Industrials) 235,228

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
3,571 BAWAG Group AG
(Financials)*
(a)
$ 478,255
14,000 Erste Group Bank AG
(Financials) 1,529,722
1,626 EVN AG (Utilities) 50,101
6,467 OMV AG (Energy) 357,852
5,827 Raiffeisen Bank International
AG (Financials) 236,283
694 Strabag SE (Industrials) 62,098
3,074 Verbund AG (Utilities) 226,538
1,617 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 92,611
5,110 voestalpine AG (Materials) 220,374
4,876 Wienerberger AG (Materials) 167,049
3,656,111
Belgium – 0.9%
1,005 Ackermans & van Haaren NV
(Industrials) 257,064
8,318 Ageas SA/NV (Financials) 568,589
44,497 Anheuser-Busch InBev SA/NV
(Consumer Staples) 2,738,007
5,225 Azelis Group NV (Industrials) 56,303
1,726 Colruyt Group NV (Consumer
Staples) 66,383
955 D’ieteren Group (Consumer
Discretionary) 166,249
2,014 Elia Group SA/NV (Utilities) 243,318
876 Financiere de Tubize SA (Health
Care) 213,495
3,469 Groupe Bruxelles Lambert NV
(Financials) 300,135
11,601 KBC Group NV (Financials) 1,429,156
17 Lotus Bakeries NV (Consumer
Staples)
(b)
152,705
684 Sofina SA (Financials) 193,056
3,191 Solvay SA (Materials) 101,841
3,322 Syensqo SA (Materials) 270,877
5,585 UCB SA (Health Care) 1,558,843
8,054 Warehouses De Pauw CVA
REIT (Real Estate) 209,187
8,525,208
Brazil – 0.0%
7,027 Yara International ASA
(Materials) 256,762
Chile – 0.1%
16,062 Antofagasta PLC (Materials) 586,962
China – 0.6%
230,083 Alibaba Health Information
Technology Ltd. (Consumer
Staples)* 164,607
77,340 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(a)
79,569
34,329 BYD Electronic International
Co. Ltd. (Information
Technology) 146,212
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
123,219 China Gas Holdings Ltd.
(Utilities) $ 136,108
135,877 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 261,960
79,802 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 139,912
381,373 CSPC Pharmaceutical Group
Ltd. (Health Care) 387,467
95,307 Fosun International Ltd.
(Industrials) 59,494
263,067 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 572,384
59,055 Prosus NV (Consumer
Discretionary)* 3,718,780
38,895 Qingdao Port International Co.
Ltd., Class H (Industrials)
(a)
36,369
448,008 Sino Biopharmaceutical Ltd.
(Health Care) 405,679
61,898 SITC International Holdings
Co. Ltd. (Industrials) 212,592
43,675 Wharf Holdings Ltd. (The)
(Real Estate) 132,389
81,242 Wilmar International Ltd.
(Consumer Staples) 203,238
72,144 Xinyi Glass Holdings Ltd.
(Industrials)
(b)
79,413
121,196 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 313,482
7,049,655
Denmark – 1.8%
4,254 Carlsberg AS, Class B
(Consumer Staples) 528,552
5,964 Coloplast A/S, Class B (Health
Care) 538,247
29,923 Danske Bank A/S (Financials) 1,376,305
8,774 DSV A/S (Industrials) 2,000,753
2,870 Genmab A/S (Health Care)* 909,320
145,511 Novo Nordisk A/S, Class B
(Health Care) 7,167,584
16,828 Novonesis Novozymes B, Class
B (Materials) 1,050,132
21,550 Orsted AS (Utilities)*
(a)
457,923
3,586 Pandora A/S (Consumer
Discretionary) 428,615
15,617 Tryg A/S (Financials) 387,058
46,529 Vestas Wind Systems A/S
(Industrials) 1,107,283
15,951,772
Faroe Islands – 0.0%
2,260 Bakkafrost P/F (Consumer
Staples) 103,877
Finland – 1.1%
6,402 Elisa OYJ (Communication
Services) 280,254
19,679 Fortum OYJ (Utilities) 404,127
12,308 Kesko OYJ, Class B (Consumer
Staples) 262,112

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
15,395 Kone OYJ, Class B (Industrials) $ 1,045,915
29,630 Metso Corp. (Industrials) 487,609
19,610 Neste OYJ (Energy) 378,700
233,458 Nokia OYJ (Information
Technology) 1,420,266
145,011 Nordea Bank Abp (Financials) 2,564,779
4,852 Orion OYJ, Class B (Health
Care) 347,151
114,613 Sampo OYJ, Class A
(Financials) 1,348,099
26,056 Stora Enso OYJ, Class R
(Materials) 306,324
24,503 UPM- Kymmene OYJ
(Materials) 668,553
22,165 Wartsila OYJ Abp (Industrials) 717,946
10,231,835
France – 8.1%
26,002 Air Liquide SA (Materials) 4,982,766
27,125 Airbus SE (Industrials) 6,436,073
78,264 AXA SA (Financials) 3,533,261
45,785 BNP Paribas SA (Financials) 3,915,578
32,009 Bollore SE (Communication
Services) 177,568
8,891 Bouygues SA (Industrials) 443,900
7,313 Capgemini SE (Information
Technology) 1,144,062
21,060 Cie de Saint-Gobain SA
(Industrials) 2,100,476
31,171 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 1,018,341
45,545 Credit Agricole SA (Financials) 873,202
29,462 Danone SA (Consumer Staples) 2,632,795
31,386 Dassault Systemes (Information
Technology) 878,208
80,934 Engie SA (Utilities) 2,057,023
13,529 EssilorLuxottica SA (Health
Care) 4,846,926
1,505 Hermes International SCA
(Consumer Discretionary) 3,667,920
3,270 Kering (Consumer
Discretionary) 1,111,176
11,648 Legrand SA (Industrials) 1,764,787
10,302 L'Oreal SA (Consumer Staples) 4,490,671
11,963 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 8,823,070
86,920 Orange SA (Communication
Services)
(b)
1,431,417
8,967 Pernod Ricard SA (Consumer
Staples) 807,348
10,577 Publicis Groupe SA
(Communication Services) 1,030,867
16,238 Safran SA (Industrials) 5,470,709
1,280 Sartorius Stedim Biotech
(Health Care) 307,945
32,401 Societe Generale SA
(Financials) 2,253,924
4,018 Thales SA (Industrials) 1,051,061
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
93,456 TotalEnergies SE (Energy) $ 6,160,551
22,290 Vinci SA (Industrials) 3,162,445
76,574,070
Germany – 8.5%
7,724 adidas AG (Consumer
Discretionary) 1,437,840
17,850 Allianz SE (Financials) 7,712,503
41,331 BASF SE (Materials) 2,153,705
45,434 Bayer AG (Health Care) 1,607,427
12,813 Bayerische Motoren Werke AG
(Consumer Discretionary) 1,309,167
4,463 Beiersdorf AG (Consumer
Staples) 479,936
4,256 BioNTech SE ADR (Health
Care)* 439,845
32,244 Commerzbank AG (Financials) 1,267,816
4,942 Continental AG (Consumer
Discretionary) 370,165
23,044 Daimler Truck Holding AG
(Industrials) 975,344
83,719 Deutsche Bank AG (Financials) 2,974,072
8,488 Deutsche Boerse AG
(Financials) 2,270,599
44,875 Deutsche Post AG (Industrials) 2,334,733
162,722 Deutsche Telekom AG
(Communication Services) 5,242,396
102,333 E.ON SE (Utilities) 1,823,006
9,775 Fresenius Medical Care AG
(Health Care) 467,956
19,096 Fresenius SE & Co. KGaA
(Health Care) 1,048,921
2,789 Hannover Rueck SE
(Financials) 839,619
288 Hapag -Lloyd AG (Industrials)
(a)
38,471
5,866 Heidelberg Materials AG
(Materials) 1,506,564
4,402 Henkel AG & Co. KGaA
(Consumer Staples) 330,536
60,227 Infineon Technologies AG
(Information Technology) 2,539,339
3,023 Knorr- Bremse AG (Industrials) 320,663
32,037 Mercedes-Benz Group AG
(Consumer Discretionary) 2,162,421
5,988 Merck KGaA (Health Care) 806,128
2,458 MTU Aero Engines AG
(Industrials) 1,004,983
6,068 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 3,830,968
2,124 Rheinmetall AG (Industrials) 3,649,446
31,208 RWE AG (Utilities) 1,584,195
47,305 SAP SE (Information
Technology) 11,449,363
34,206 Siemens AG (Industrials) 9,063,006
34,258 Siemens Energy AG
(Industrials)* 4,584,114
13,792 Siemens Healthineers AG
(Health Care)
(a)
685,710

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
6,162 Symrise AG (Materials) $ 510,890
2,769 Talanx AG (Financials) 359,919
1,293 Volkswagen AG (Consumer
Discretionary) 149,309
33,040 Vonovia SE (Real Estate) 1,001,561
80,332,636
Hong Kong – 1.9%
485,178 AIA Group Ltd. (Financials) 5,022,779
55,943 Cathay Pacific Airways Ltd.
(Industrials) 86,657
86,698 CK Asset Holdings Ltd. (Real
Estate) 444,537
27,741 CK Infrastructure Holdings Ltd.
(Utilities) 192,052
84,470 CLP Holdings Ltd. (Utilities) 737,767
2,685 Futu Holdings Ltd. ADR
(Financials) 455,537
79,500 Hang Lung Properties Ltd.
(Real Estate) 91,900
30,305 Hang Seng Bank Ltd.
(Financials) 592,430
60,144 Henderson Land Development
Co. Ltd. (Real Estate) 226,652
103,378 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 82,988
164,977 HKT Trust & HKT Ltd.
(Communication Services) 252,161
506,095 Hong Kong & China Gas Co.
Ltd. (Utilities) 470,629
55,103 Hong Kong Exchanges &
Clearing Ltd. (Financials) 2,908,875
47,207 Hongkong Land Holdings Ltd.
(Real Estate) 299,764
120,983 Link REIT (Real Estate) 573,090
71,538 MTR Corp. Ltd. (Industrials) 283,741
62,313 Power Assets Holdings Ltd.
(Utilities) 416,589
120,014 Prudential PLC (Financials) 1,738,869
169,005 Sino Land Co. Ltd. (Real
Estate) 226,625
61,919 Sun Hung Kai Properties Ltd.
(Real Estate) 784,167
18,709 Swire Pacific Ltd., Class A
(Industrials) 160,402
48,073 Swire Properties Ltd. (Real
Estate) 131,890
63,262 Techtronic Industries Co. Ltd.
(Industrials) 740,234
346,926 WH Group Ltd. (Consumer
Staples)
(a)
362,718
70,727 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 223,111
17,506,164
Indonesia – 0.1%
9,343 Jardine Matheson Holdings Ltd.
(Industrials) 612,901
Shares Description Value
a
Common Stocks – (continued)
Ireland – 0.4%
8,113 AerCap Holdings NV
(Industrials) $ 1,087,142
95,535 AIB Group PLC (Financials) 981,228
44,149 Bank of Ireland Group PLC
(Financials) 817,745
6,812 Kerry Group PLC, Class A
(Consumer Staples) 632,058
7,004 Kingspan Group PLC
(Industrials) 600,290
4,118,463
Israel – 1.3%
2,636 Airport City Ltd. (Real Estate)* 49,480
9,855 Amot Investments Ltd. (Real
Estate) 73,498
1,669 Azrieli Group Ltd. (Real Estate) 169,227
60,482 Bank Hapoalim BM
(Financials) 1,305,465
69,662 Bank Leumi Le-Israel BM
(Financials) 1,457,176
91,457 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 179,706
718 Big Shopping Centers Ltd.
(Real Estate) 160,930
1,281 Camtek Ltd. (Information
Technology)* 135,356
5,431 Cellebrite DI Ltd. (Information
Technology)* 91,567
3,940 Check Point Software
Technologies Ltd. (Information
Technology)* 735,874
2,978 Clal Insurance Enterprises
Holdings Ltd. (Financials) 171,878
424 Delek Group Ltd. (Energy) 111,223
1,242 Elbit Systems Ltd. (Industrials) 582,087
11,857 Energix -Renewable Energies
Ltd. (Utilities) 51,790
5,293 Enlight Renewable Energy Ltd.
(Utilities)* 208,592
1,064 Etoro Group Ltd., Class A
(Financials)* 44,656
301 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 54,484
2,366 First International Bank Of
Israel Ltd. (The) (Financials) 178,053
4,505 Global-e Online Ltd. (Consumer
Discretionary)* 182,092
5,021 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 186,460
31,859 ICL Group Ltd. (Materials) 176,146
168 Israel Corp. Ltd. (Materials) 46,350
56,530 Israel Discount Bank Ltd., Class
A (Financials) 590,374
1,139 Melisron Ltd. (Real Estate) 141,833
825 Menora Mivtachim Holdings
Ltd. (Financials) 91,354
21,945 Migdal Insurance & Financial
Holdings Ltd. (Financials) 88,977

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
26,763 Mivne Real Estate KD Ltd.
(Real Estate) $ 115,006
6,878 Mizrahi Tefahot Bank Ltd.
(Financials) 480,632
3,284 Next Vision Stabilized Systems
Ltd. (Information Technology) 141,827
2,893 Nice Ltd. (Information
Technology)* 301,687
1,362 Nova Ltd. (Information
Technology)* 424,422
1,512 Oddity Tech Ltd., Class A
(Consumer Staples)* 65,409
6,028 OPC Energy Ltd. (Utilities)* 124,426
10,624 Phoenix Financial Ltd.
(Financials) 426,840
3,589 Plus500 Ltd. (Financials) 150,937
6,486 Shapir Engineering and Industry
Ltd. (Industrials) 58,373
12,301 Shufersal Ltd. (Consumer
Staples) 147,358
2,296 Strauss Group Ltd. (Consumer
Staples) 69,107
53,202 Teva Pharmaceutical Industries
Ltd. (Health Care)* 1,395,090
5,017 Tower Semiconductor Ltd.
(Information Technology)* 531,966
2,505 Wix.com Ltd. (Information
Technology)* 239,754
11,937,462
Italy – 3.2%
71,063 A2A SpA (Utilities) 194,552
9,271 Banca Mediolanum SpA
(Financials) 198,405
85,317 Banca Monte dei Paschi di
Siena SpA (Financials) 807,267
51,153 Banco BPM SpA (Financials) 737,024
65,698 BPER Banca SpA (Financials) 791,432
26,453 Davide Campari-Milano NV
(Consumer Staples) 180,086
354,918 Enel SpA (Utilities) 3,669,208
95,733 Eni SpA (Energy) 1,792,313
5,662 Ferrari NV (Consumer
Discretionary) 2,219,696
27,871 FinecoBank Banca Fineco SpA
(Financials) 684,112
41,402 Generali (Financials) 1,642,319
16,030 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)(b)
146,690
675,794 Intesa Sanpaolo SpA
(Financials)
(b)
4,381,061
18,667 Leonardo SpA (Industrials) 1,016,258
9,936 Moncler SpA (Consumer
Discretionary) 670,195
22,201 Nexi SpA (Financials)
(a)
103,551
20,825 Poste Italiane SpA (Financials)
(a)
498,112
23,408 PRADA SpA (Consumer
Discretionary) 138,543
13,028 Prysmian SpA (Industrials) 1,304,826
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
5,041 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) $ 297,782
22,639 Ryanair Holdings PLC ADR
(Industrials) 1,543,074
93,573 Snam SpA (Utilities) 622,691
492,220 Telecom Italia SpA
(Communication Services)* 276,940
275,465 Telecom Italia SpA -RSP
(Communication Services)* 176,086
64,126 Terna - Rete Elettrica Nazionale
(Utilities) 676,342
64,822 UniCredit SpA (Financials) 4,821,440
15,055 Unipol Assicurazioni SpA
(Financials) 345,161
29,935,166
Japan – 24.7%
4,176 ABC-Mart, Inc. (Consumer
Discretionary) 72,642
17,347 Acom Co. Ltd. (Financials) 52,802
33,846 Advantest Corp. (Information
Technology) 4,462,553
110,314 Aeon Co. Ltd. (Consumer
Staples) 1,998,801
9,305 AGC, Inc. (Industrials)
(b)
322,053
9,237 Air Water, Inc. (Materials) 130,342
23,252 Aisin Corp. (Consumer
Discretionary) 414,230
40,020 Ajinomoto Co., Inc. (Consumer
Staples) 929,141
8,569 Alfresa Holdings Corp. (Health
Care) 129,757
16,175 ALSOK Co. Ltd. (Industrials) 126,871
14,036 Amada Co. Ltd. (Industrials) 167,119
20,409 ANA Holdings, Inc.
(Industrials) 385,358
68,814 Asahi Group Holdings Ltd.
(Consumer Staples) 799,265
9,752 Asahi Intecc Co. Ltd. (Health
Care) 182,885
57,540 Asahi Kasei Corp. (Materials) 480,821
29,250 Asics Corp. (Consumer
Discretionary) 701,213
82,899 Astellas Pharma, Inc. (Health
Care) 1,045,999
21,328 Azbil Corp. (Information
Technology) 201,321
26,485 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 776,814
5,907 BayCurrent Consulting, Inc.
(Industrials) 258,803
25,421 Bridgestone Corp. (Consumer
Discretionary) 1,192,938
11,483 Brother Industries Ltd.
(Information Technology) 229,954
41,654 Canon, Inc. (Information
Technology) 1,229,467
15,288 Capcom Co. Ltd.
(Communication Services) 374,534

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
43,205 Central Japan Railway Co.
(Industrials) $ 1,181,666
29,217 Chiba Bank Ltd. (The)
(Financials) 307,897
30,207 Chubu Electric Power Co., Inc.
(Utilities) 472,317
29,684 Chugai Pharmaceutical Co. Ltd.
(Health Care) 1,592,911
6,402 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 118,399
1,719 Cosmos Pharmaceutical Corp.
(Consumer Staples) 82,276
18,882 CyberAgent , Inc.
(Communication Services) 168,976
19,865 Dai Nippon Printing Co. Ltd.
(Industrials) 336,069
15,624 Daifuku Co. Ltd. (Industrials) 494,702
162,594 Dai-ichi Life Holdings, Inc.
(Financials) 1,269,598
79,560 Daiichi Sankyo Co. Ltd. (Health
Care) 1,970,009
12,614 Daikin Industries Ltd.
(Industrials) 1,639,699
13,704 Daito Trust Construction Co.
Ltd. (Real Estate) 262,225
26,736 Daiwa House Industry Co. Ltd.
(Real Estate) 912,673
212 Daiwa House REIT Investment
Corp. REIT (Real Estate) 192,369
60,988 Daiwa Securities Group, Inc.
(Financials) 505,921
76,503 Denso Corp. (Consumer
Discretionary) 1,009,663
9,089 Dentsu Group, Inc.
(Communication Services) 206,476
4,155 Disco Corp. (Information
Technology) 1,164,359
45,988 East Japan Railway Co.
(Industrials) 1,192,358
21,116 Ebara Corp. (Industrials) 553,170
11,995 Eisai Co. Ltd. (Health Care) 376,415
7,681 Electric Power Development Co.
Ltd. (Utilities) 154,900
122,743 ENEOS Holdings, Inc. (Energy) 808,979
42,555 FANUC Corp. (Industrials) 1,370,596
8,090 Fast Retailing Co. Ltd.
(Consumer Discretionary) 2,962,272
4,960 Food & Life Cos. Ltd.
(Consumer Discretionary) 223,446
6,218 Fuji Electric Co. Ltd.
(Industrials) 433,527
6,641 Fuji Media Holdings, Inc.
(Communication Services)
(b)
149,545
54,218 FUJIFILM Holdings Corp.
(Information Technology) 1,167,398
11,203 Fujikura Ltd. (Industrials) 1,288,650
83,613 Fujitsu Ltd. (Information
Technology) 2,222,000
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
8,365 Fukuoka Financial Group, Inc.
(Financials) $ 257,677
226 GLP J REIT (Real Estate) 214,342
2,010 GMO Payment Gateway, Inc.
(Financials) 129,320
9,990 Hakuhodo DY Holdings, Inc.
(Communication Services) 75,541
12,750 Hamamatsu Photonics KK
(Information Technology) 129,706
10,786 Hankyu Hanshin Holdings, Inc.
(Industrials) 271,015
11,630 Haseko Corp. (Consumer
Discretionary) 222,613
668 Hikari Tsushin, Inc. (Industrials) 185,953
1,344 Hirose Electric Co. Ltd.
(Information Technology) 151,798
4,716 Hitachi Construction Machinery
Co. Ltd. (Industrials) 137,355
201,317 Hitachi Ltd. (Industrials) 6,409,118
213,866 Honda Motor Co. Ltd.
(Consumer Discretionary) 2,154,421
4,948 Hoshizaki Corp. (Industrials) 167,100
15,528 Hoya Corp. (Health Care) 2,333,429
26,032 Hulic Co. Ltd. (Real Estate) 287,345
5,683 Ibiden Co. Ltd. (Information
Technology) 432,644
36,949 Idemitsu Kosan Co. Ltd.
(Energy) 273,951
46,786 IHI Corp. (Industrials) 835,132
7,308 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 116,141
39,192 Inpex Corp. (Energy) 836,582
15,482 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 241,730
26,658 Isuzu Motors Ltd. (Consumer
Discretionary) 405,465
57,869 ITOCHU Corp. (Industrials) 3,471,027
11,376 J Front Retailing Co. Ltd.
(Consumer Discretionary) 164,279
19,630 Japan Airlines Co. Ltd.
(Industrials)
(b)
366,435
48,292 Japan Exchange Group, Inc.
(Financials) 554,406
314 Japan Metropolitan Fund Invest
REIT (Real Estate) 247,699
63,794 Japan Post Bank Co. Ltd.
(Financials) 767,531
80,433 Japan Post Holdings Co. Ltd.
(Financials) 791,187
8,335 Japan Post Insurance Co. Ltd.
(Financials) 232,077
324 Japan Real Estate Investment
Corp. REIT (Real Estate) 277,596
51,244 Japan Tobacco, Inc. (Consumer
Staples) 1,926,617
27,361 JFE Holdings, Inc. (Materials) 335,766
24,658 JX Advanced Metals Corp.
(Materials) 263,724
20,204 Kajima Corp. (Industrials) 753,523

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
41,629 Kansai Electric Power Co., Inc.
(The) (Utilities) $ 712,001
7,120 Kansai Paint Co. Ltd.
(Materials) 109,572
21,009 Kao Corp. (Consumer Staples) 850,053
7,148 Kawasaki Heavy Industries Ltd.
(Industrials) 452,653
16,829 Kawasaki Kisen Kaisha Ltd.
(Industrials)
(b)
224,153
141,149 KDDI Corp. (Communication
Services) 2,432,683
5,012 Keio Corp. (Industrials) 130,848
21,642 Keisei Electric Railway Co. Ltd.
(Industrials) 175,785
4,704 Kewpie Corp. (Consumer
Staples) 132,785
8,502 Keyence Corp. (Information
Technology) 2,895,202
35,128 Kikkoman Corp. (Consumer
Staples) 321,903
5,070 Kinden Corp. (Industrials) 210,662
8,641 Kintetsu Group Holdings Co.
Ltd. (Industrials) 163,711
3,681 Kioxia Holdings Corp.
(Information Technology)* 221,874
37,274 Kirin Holdings Co. Ltd.
(Consumer Staples) 586,041
2,319 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 77,572
6,463 Kobe Bussan Co. Ltd.
(Consumer Staples) 157,050
5,157 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 70,489
9,463 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 137,746
6,456 Kokusai Electric Corp.
(Information Technology) 177,731
41,451 Komatsu Ltd. (Industrials) 1,360,538
4,378 Konami Group Corp.
(Communication Services) 668,694
43,597 Kubota Corp. (Industrials) 629,719
14,824 Kuraray Co. Ltd. (Materials) 145,913
5,132 Kurita Water Industries Ltd.
(Industrials) 204,458
61,758 Kyocera Corp. (Information
Technology) 845,734
13,582 Kyoto Financial Group, Inc.
(Financials) 295,923
11,370 Kyowa Kirin Co. Ltd. (Health
Care) 191,662
21,103 Kyushu Electric Power Co., Inc.
(Utilities) 235,575
6,415 Kyushu Railway Co.
(Industrials) 165,216
3,673 Lasertec Corp. (Information
Technology) 660,928
12,714 Lixil Corp. (Industrials) 150,645
119,446 LY Corp. (Communication
Services) 321,865
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
18,681 M3, Inc. (Health Care) $ 308,497
11,139 Makita Corp. (Industrials) 323,855
67,704 Marubeni Corp. (Industrials) 1,787,073
8,126 Marui Group Co. Ltd.
(Financials) 165,228
16,232 MatsukiyoCocokara & Co.
(Consumer Staples) 300,612
26,283 Mazda Motor Corp. (Consumer
Discretionary) 192,512
3,892 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 158,872
43,060 Mebuki Financial Group, Inc.
(Financials) 281,318
8,391 Medipal Holdings Corp. (Health
Care) 146,607
11,363 MEIJI Holdings Co. Ltd.
(Consumer Staples) 245,318
48,872 Metaplanet , Inc. (Consumer
Discretionary)*
(b)
125,273
15,556 MINEBEA MITSUMI, Inc.
(Industrials) 316,104
13,001 MISUMI Group, Inc.
(Industrials) 188,121
60,015 Mitsubishi Chemical Group
Corp. (Materials) 338,938
155,039 Mitsubishi Corp. (Industrials) 3,678,016
89,303 Mitsubishi Electric Corp.
(Industrials) 2,416,703
52,997 Mitsubishi Estate Co. Ltd. (Real
Estate) 1,251,483
8,277 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 143,077
38,031 Mitsubishi HC Capital, Inc.
(Financials) 304,516
143,770 Mitsubishi Heavy Industries
Ltd. (Industrials) 3,636,400
29,624 Mitsubishi Motors Corp.
(Consumer Discretionary) 70,676
531,921 Mitsubishi UFJ Financial
Group, Inc. (Financials) 8,260,881
111,048 Mitsui & Co. Ltd. (Industrials) 2,951,080
8,125 Mitsui Chemicals, Inc.
(Materials) 204,934
126,071 Mitsui Fudosan Co. Ltd. (Real
Estate) 1,481,264
16,499 Mitsui OSK Lines Ltd.
(Industrials)
(b)
468,696
113,822 Mizuho Financial Group, Inc.
(Financials) 3,991,976
11,276 MonotaRO Co. Ltd.
(Industrials) 165,654
60,625 MS&AD Insurance Group
Holdings, Inc. (Financials) 1,346,143
78,192 Murata Manufacturing Co. Ltd.
(Information Technology) 1,609,938
57,261 NEC Corp. (Information
Technology) 2,161,644
14,735 Nexon Co. Ltd.
(Communication Services) 358,720

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
10,861 NGK Insulators Ltd.
(Industrials) $ 214,436
4,431 NH Foods Ltd. (Consumer
Staples) 196,094
11,591 Nichirei Corp. (Consumer
Staples) 144,618
41,691 NIDEC Corp. (Industrials) 526,047
12,230 Nikon Corp. (Consumer
Discretionary) 141,580
53,192 Nintendo Co. Ltd.
(Communication Services) 4,526,689
372 Nippon Building Fund, Inc.
REIT (Real Estate) 355,909
11,305 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 239,937
40,621 Nippon Paint Holdings Co. Ltd.
(Materials) 264,993
303 Nippon Prologis REIT, Inc.
REIT (Real Estate) 182,713
8,532 Nippon Sanso Holdings Corp.
(Materials) 277,912
231,861 Nippon Steel Corp. (Materials) 938,885
7,394 Nippon Television Holdings,
Inc. (Communication Services) 189,529
18,813 Nippon Yusen KK (Industrials) 596,760
5,958 Nissan Chemical Corp.
(Materials) 201,553
102,018 Nissan Motor Co. Ltd.
(Consumer Discretionary)*
(b)
251,172
11,681 Nisshin Seifun Group, Inc.
(Consumer Staples) 140,239
8,328 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 151,297
7,269 Niterra Co. Ltd. (Consumer
Discretionary) 314,330
17,579 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 304,380
32,888 Nitto Denko Corp. (Materials) 813,717
139,952 Nomura Holdings, Inc.
(Financials) 1,056,030
23,567 Nomura Real Estate Holdings,
Inc. (Real Estate) 144,724
182 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 198,736
18,483 Nomura Research Institute Ltd.
(Information Technology) 738,372
2,498,616 NTT, Inc. (Communication
Services) 2,494,613
31,582 Obayashi Corp. (Industrials) 644,390
1,307 OBIC Business Consultants Co.
Ltd. (Information Technology) 73,261
14,901 Obic Co. Ltd. (Information
Technology) 479,544
14,503 Odakyu Electric Railway Co.
Ltd. (Industrials) 164,454
36,913 Oji Holdings Corp. (Materials) 194,393
50,774 Olympus Corp. (Health Care) 683,277
8,557 Omron Corp. (Information
Technology) 219,285
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
18,614 Ono Pharmaceutical Co. Ltd.
(Health Care) $ 262,481
3,424 Open House Group Co. Ltd.
(Consumer Discretionary) 201,293
1,521 Oracle Corp. Japan (Information
Technology) 130,852
50,905 Oriental Land Co. Ltd.
(Consumer Discretionary) 980,912
52,509 ORIX Corp. (Financials) 1,427,720
256 Orix JREIT, Inc. REIT (Real
Estate) 175,862
17,025 Osaka Gas Co. Ltd. (Utilities) 598,302
10,032 Otsuka Corp. (Information
Technology) 198,454
20,314 Otsuka Holdings Co. Ltd.
(Health Care) 1,151,539
87,244 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 529,502
103,158 Panasonic Holdings Corp.
(Consumer Discretionary) 1,296,664
84,106 Persol Holdings Co. Ltd.
(Industrials) 151,396
4,090 Rakuten Bank Ltd. (Financials)* 194,265
64,861 Rakuten Group, Inc. (Consumer
Discretionary)* 396,731
67,831 Recruit Holdings Co. Ltd.
(Industrials) 3,480,006
75,681 Renesas Electronics Corp.
(Information Technology) 897,939
101,878 Resona Holdings, Inc.
(Financials) 1,037,713
8,577 Resonac Holdings Corp.
(Materials) 358,690
25,855 Ricoh Co. Ltd. (Information
Technology) 232,123
4,977 Rinnai Corp. (Consumer
Discretionary) 126,873
16,050 Rohm Co. Ltd. (Information
Technology) 215,474
8,988 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 145,749
23,516 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 467,005
7,465 Sanrio Co. Ltd. (Consumer
Discretionary) 267,123
15,627 Santen Pharmaceutical Co. Ltd.
(Health Care) 160,176
8,882 Sanwa Holdings Corp.
(Industrials) 229,094
27,444 SBI Holdings, Inc. (Financials) 578,250
3,754 SCREEN Holdings Co. Ltd.
(Information Technology) 309,245
6,541 SCSK Corp. (Information
Technology) 238,419
19,364 Secom Co. Ltd. (Industrials) 655,063
7,062 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 121,328

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
10,192 Seibu Holdings, Inc.
(Industrials) $ 316,700
12,565 Seiko Epson Corp. (Information
Technology) 156,610
17,231 Sekisui Chemical Co. Ltd.
(Industrials) 293,551
27,748 Sekisui House Ltd. (Consumer
Discretionary) 621,818
105,786 Seven & i Holdings Co. Ltd.
(Consumer Staples) 1,456,125
14,240 SG Holdings Co. Ltd.
(Industrials) 142,400
12,664 Sharp Corp. (Consumer
Discretionary)* 63,178
10,882 Shimadzu Corp. (Information
Technology) 310,944
2,162 Shimamura Co. Ltd. (Consumer
Discretionary) 155,032
3,676 Shimano, Inc. (Consumer
Discretionary) 388,565
24,765 Shimizu Corp. (Industrials) 439,755
77,811 Shin-Etsu Chemical Co. Ltd.
(Materials) 2,344,552
35,209 Shionogi & Co. Ltd. (Health
Care) 604,792
17,882 Shiseido Co. Ltd. (Consumer
Staples) 254,508
20,987 Shizuoka Financial Group, Inc.
(Financials) 304,281
2,581 SMC Corp. (Industrials) 907,692
1,308,250 SoftBank Corp.
(Communication Services) 1,871,204
45,609 SoftBank Group Corp.
(Communication Services) 4,917,471
10,210 Sojitz Corp. (Industrials) 298,612
41,985 Sompo Holdings, Inc.
(Financials) 1,332,597
276,541 Sony Group Corp. (Consumer
Discretionary) 8,107,498
12,062 Square Enix Holdings Co. Ltd.
(Communication Services) 241,317
5,178 Stanley Electric Co. Ltd.
(Consumer Discretionary) 101,436
26,279 Subaru Corp. (Consumer
Discretionary) 590,920
4,672 Sugi Holdings Co. Ltd.
(Consumer Staples) 110,356
65,408 Sumitomo Chemical Co. Ltd.
(Materials) 199,933
49,569 Sumitomo Corp. (Industrials) 1,555,841
33,321 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 1,311,274
22,761 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 242,123
5,239 Sumitomo Heavy Industries
Ltd. (Industrials) 142,885
11,713 Sumitomo Metal Mining Co.
Ltd. (Materials) 385,204
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
176,029 Sumitomo Mitsui Financial
Group, Inc. (Financials) $ 5,299,482
29,750 Sumitomo Mitsui Trust Group,
Inc. (Financials) 861,902
19,432 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 939,161
7,998 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 111,603
3,096 Sundrug Co. Ltd. (Consumer
Staples) 85,926
5,712 Suntory Beverage & Food Ltd.
(Consumer Staples) 181,261
73,664 Suzuki Motor Corp. (Consumer
Discretionary) 1,152,283
21,740 Sysmex Corp. (Health Care) 207,021
24,676 T&D Holdings, Inc. (Financials) 536,531
7,618 Taisei Corp. (Industrials) 651,716
71,555 Takeda Pharmaceutical Co. Ltd.
(Health Care) 2,066,176
6,148 TBS Holdings, Inc.
(Communication Services) 229,137
88,059 TDK Corp. (Information
Technology) 1,444,326
62,567 Terumo Corp. (Health Care) 978,298
10,056 TIS, Inc. (Information
Technology) 332,579
9,535 Tobu Railway Co. Ltd.
(Industrials) 160,485
2,116 Toei Animation Co. Ltd.
(Communication Services) 38,984
4,928 Toho Co. Ltd. (Communication
Services) 284,059
21,087 Tohoku Electric Power Co., Inc.
(Utilities) 155,602
80,667 Tokio Marine Holdings, Inc.
(Financials) 2,847,770
7,534 Tokyo Century Corp.
(Financials) 95,376
68,106 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 346,095
20,856 Tokyo Electron Ltd.
(Information Technology) 4,250,053
14,915 Tokyo Gas Co. Ltd. (Utilities) 605,202
13,403 Tokyo Metro Co. Ltd.
(Industrials)
(b)
137,895
22,932 Tokyu Corp. (Industrials) 267,895
27,143 Tokyu Fudosan Holdings Corp.
(Real Estate) 252,558
12,336 TOPPAN Holdings, Inc.
(Industrials) 398,262
69,099 Toray Industries, Inc.
(Materials) 449,442
13,690 Tosoh Corp. (Materials) 206,556
6,977 TOTO Ltd. (Industrials) 182,596
4,166 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 299,269
7,799 Toyota Industries Corp.
(Industrials) 873,608

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
487,093 Toyota Motor Corp. (Consumer
Discretionary) $ 9,779,317
30,645 Toyota Tsusho Corp.
(Industrials) 992,501
6,050 Trend Micro, Inc. (Information
Technology) 302,248
8,532 Tsuruha Holdings, Inc.
(Consumer Staples)
(b)
151,394
52,330 Unicharm Corp. (Consumer
Staples) 307,106
141 United Urban Investment Corp.
REIT (Real Estate) 166,706
18,092 USS Co. Ltd. (Consumer
Discretionary) 201,963
20,072 West Japan Railway Co.
(Industrials) 399,768
12,132 Yakult Honsha Co. Ltd.
(Consumer Staples) 190,007
29,653 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 90,945
17,768 Yamaha Corp. (Consumer
Discretionary) 123,027
41,919 Yamaha Motor Co. Ltd.
(Consumer Discretionary)
(b)
303,950
12,599 Yamato Holdings Co. Ltd.
(Industrials) 181,497
6,056 Yamazaki Baking Co. Ltd.
(Consumer Staples) 127,135
11,173 Yaskawa Electric Corp.
(Industrials) 289,188
10,935 Yokogawa Electric Corp.
(Information Technology) 349,808
51,233 Yokohama Financial Group, Inc.
(Financials) 405,300
5,987 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 237,600
4,294 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 258,823
18,551 ZOZO, Inc. (Consumer
Discretionary) 160,011
232,771,591
Luxembourg – 0.2%
19,654 ArcelorMittal (Materials) 848,056
29,920 CVC Capital Partners PLC
(Financials)
(a)
494,465
1,342,521
Macau – 0.1%
99,269 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 513,074
37,342 MGM China Holdings Ltd.
(Consumer Discretionary) 79,235
110,815 Sands China Ltd. (Consumer
Discretionary) 301,746
894,055
Mexico – 0.0%
8,420 Fresnillo PLC (Materials) 293,862
Shares Description Value
a
Common Stocks – (continued)
Netherlands – 4.2%
26,444 ABN AMRO Bank NV
(Financials)
(a)
$ 894,602
1,286 Adyen NV (Financials)*
(a)
2,000,803
2,811 Argenx SE ADR (Health Care)* 2,563,576
2,118 ASM International NV
(Information Technology) 1,166,097
17,559 ASML Holding NV
(Information Technology) 18,409,582
3,463 EXOR NV (Financials) 291,778
5,731 Heineken Holding NV
(Consumer Staples) 409,376
13,288 Heineken NV (Consumer
Staples) 1,082,273
132,624 ING Groep NV (Financials) 3,440,042
41,405 Koninklijke Ahold Delhaize NV
(Consumer Staples) 1,713,075
153,676 Koninklijke KPN NV
(Communication Services) 702,694
38,009 Koninklijke Philips NV (Health
Care) 1,070,142
9,633 Nebius Group NV (Information
Technology)*
(b)
913,883
11,637 NXP Semiconductors NV
(Information Technology) 2,268,517
43,833 Universal Music Group NV
(Communication Services) 1,123,219
10,913 Wolters Kluwer NV
(Industrials) 1,160,122
39,209,781
New Zealand – 0.3%
30,870 a2 Milk Co. Ltd. (The)
(Consumer Staples) 194,753
78,692 Auckland International Airport
Ltd. (Industrials) 361,385
35,428 Contact Energy Ltd. (Utilities) 195,849
25,864 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 553,802
41,893 Infratil Ltd. (Financials) 280,648
3,776 Mainfreight Ltd. (Industrials) 145,664
29,795 Mercury NZ Ltd. (Utilities) 108,780
57,804 Meridian Energy Ltd. (Utilities) 186,817
83,470 Spark New Zealand Ltd.
(Communication Services) 108,290
7,438 Xero Ltd. (Information
Technology)* 596,316
2,732,304
Norway – 0.7%
1,005 Aker ASA, Class A (Industrials) 78,413
14,012 Aker BP ASA (Energy) 341,280
33,685 AutoStore Holdings Ltd.
(Industrials)* 36,841
38,014 DNB Bank ASA (Financials) 1,016,849
27,319 Equinor ASA (Energy) 629,728
6,525 Frontline PLC (Energy) 156,150
8,275 Gjensidige Forsikring ASA
(Financials) 231,743
19,126 Kongsberg Gruppen ASA
(Industrials) 453,355

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
12,265 Leroy Seafood Group ASA
(Consumer Staples) $ 57,005
20,229 Mowi ASA (Consumer Staples) 459,295
7,645 Nordic Semiconductor ASA
(Information Technology)* 101,456
59,711 Norsk Hydro ASA (Materials) 427,384
36,330 Orkla ASA (Consumer Staples) 389,081
2,485 Protector Forsikring ASA
(Financials) 118,323
2,949 Salmar ASA (Consumer
Staples) 172,349
5,735 SpareBank 1 SMN (Financials) 108,593
9,551 SpareBank 1 Sor -Norge ASA
(Financials) 168,874
6,672 Sparebanken Norge (Financials) 118,326
18,825 Storebrand ASA (Financials) 293,012
29,365 Telenor ASA (Communication
Services) 424,254
10,655 TOMRA Systems ASA
(Industrials) 131,812
40,780 Var Energi ASA (Energy) 127,553
7,492 Vend Marketplaces ASA, Class
B (Communication Services) 208,185
4,638 Wallenius Wilhelmsen ASA
(Industrials) 41,805
6,291,666
Poland – 0.5%
26,346 Allegro.eu SA (Consumer
Discretionary)*
(a)
231,664
2,598 Asseco Poland SA (Information
Technology) 138,685
28,219 Bank Millennium SA
(Financials)* 120,913
8,058 Bank Pekao SA (Financials) 441,975
578 Budimex SA (Industrials) 99,096
2,121 CCC SA (Consumer
Discretionary)*
(b)
78,604
3,163 CD Projekt SA (Communication
Services) 222,467
21,904 Dino Polska SA (Consumer
Staples)*
(a)
245,331
11,046 InPost SA (Industrials)* 129,476
6,230 KGHM Polska Miedz SA
(Materials)* 361,791
51 LPP SA (Consumer
Discretionary) 237,971
592 mBank SA (Financials)* 166,616
26,586 ORLEN SA (Energy) 685,681
40,153 PGE Polska Grupa
Energetyczna SA (Utilities)* 108,670
39,199 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 832,271
25,971 Powszechny Zaklad
Ubezpieczen SA (Financials) 447,829
1,801 Santander Bank Polska SA
(Financials) 254,431
Shares Description Value
a
Common Stocks – (continued)
Poland – (continued)
19,515 Zabka Group SA (Consumer
Staples)*
(b)
$ 124,570
4,928,041
Portugal – 0.2%
334,714 Banco Comercial Portugues SA,
Class R (Financials) 319,075
138,131 EDP SA (Utilities) 616,544
19,364 Galp Energia SGPS SA
(Energy) 390,242
12,561 Jeronimo Martins SGPS SA
(Consumer Staples) 297,968
9,752 Navigator Co. SA (The)
(Materials) 34,406
1,658,235
Russia – –%
12,172 Evraz PLC (Materials)*
(c)
—
Singapore – 1.7%
174,838 CapitaLand Ascendas REIT
(Real Estate) 379,334
261,622 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 474,703
109,692 CapitaLand Investment Ltd.
(Real Estate) 224,440
20,161 City Developments Ltd. (Real
Estate) 112,546
92,655 DBS Group Holdings Ltd.
(Financials) 3,877,467
259,122 Genting Singapore Ltd.
(Consumer Discretionary) 152,054
124,006 Grab Holdings Ltd., Class A
(Industrials)* 675,833
11,907 Hafnia Ltd. (Energy) 71,731
3,305 Jardine Cycle & Carriage Ltd.
(Industrials) 87,119
63,378 Keppel Ltd. (Industrials) 501,093
93,885 Mapletree Industrial Trust REIT
(Real Estate) 149,329
150,462 Mapletree Logistics Trust REIT
(Real Estate) 153,349
104,883 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 118,233
148,510 Oversea-Chinese Banking Corp.
Ltd. (Financials) 2,121,326
39,704 SATS Ltd. (Industrials) 104,230
13,689 Sea Ltd. ADR (Consumer
Discretionary)* 1,902,908
147,486 Seatrium Ltd. (Industrials) 244,833
40,965 Sembcorp Industries Ltd.
(Utilities) 193,889
60,504 Singapore Airlines Ltd.
(Industrials) 303,186
37,365 Singapore Exchange Ltd.
(Financials) 486,410
69,377 Singapore Technologies
Engineering Ltd. (Industrials) 444,604

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
331,705 Singapore Telecommunications
Ltd. (Communication Services) $ 1,211,415
30,207 STMicroelectronics NV
(Information Technology) 693,282
58,741 United Overseas Bank Ltd.
(Financials) 1,541,149
24,000 UOL Group Ltd. (Real Estate) 156,028
16,380,491
South Africa – 0.2%
46,411 Anglo American PLC
(Materials) 1,753,212
Spain – 3.2%
7,981 ACS Actividades de
Construccion y Servicios SA
(Industrials) 737,747
34,092 Aena SME SA (Industrials)
(a)
928,206
20,769 Amadeus IT Group SA
(Consumer Discretionary) 1,526,714
262,621 Banco Bilbao Vizcaya
Argentaria SA (Financials) 5,658,333
678,041 Banco Santander SA
(Financials) 7,273,325
160,336 CaixaBank SA (Financials) 1,789,326
26,971 Cellnex Telecom SA
(Communication Services)*
(a)
809,449
14,447 Endesa SA (Utilities) 524,120
281,266 Iberdrola SA (Utilities)
(b)
5,936,010
51,505 Industria de Diseno Textil SA
(Consumer Discretionary) 2,884,103
4,864 Naturgy Energy Group SA
(Utilities) 149,703
51,889 Repsol SA (Energy) 962,313
184,223 Telefonica SA (Communication
Services) 798,543
29,977,892
Sweden – 3.4%
8,018 AAK AB (Consumer Staples) 225,789
10,912 AddTech AB, Class B
(Industrials) 375,312
12,890 Alfa Laval AB (Industrials) 609,121
44,901 Assa Abloy AB, Class B
(Industrials) 1,707,159
117,077 Atlas Copco AB, Class A
(Industrials) 1,988,574
69,834 Atlas Copco AB, Class B
(Industrials) 1,068,417
5,409 Avanza Bank Holding AB
(Financials)
(b)
212,707
4,954 Axfood AB (Consumer Staples) 141,817
18,959 Beijer Ref AB (Industrials) 302,222
13,003 Boliden AB (Materials)* 622,870
16,241 Castellum AB (Real Estate) 184,593
6,192 Embracer Group AB
(Communication Services)* 60,162
28,383 Epiroc AB, Class A (Industrials) 609,685
17,222 Epiroc AB, Class B (Industrials) 332,142
23,972 EQT AB (Financials)
(b)
831,112
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
27,972 Essity AB, Class B (Consumer
Staples) $ 774,648
6,506 Evolution AB (Consumer
Discretionary)
(a)
445,058
30,029 Fastighets AB Balder, Class B
(Real Estate)* 216,245
9,938 Getinge AB, Class B (Health
Care) 226,435
25,567 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary) 464,349
96,078 Hexagon AB, Class B
(Information Technology) 1,124,607
3,482 Holmen AB, Class B (Materials) 127,588
17,531 Husqvarna AB, Class B
(Industrials) 83,828
5,434 Industrivarden AB, Class A
(Financials) 228,382
7,057 Industrivarden AB, Class C
(Financials) 296,818
12,203 Indutrade AB (Industrials) 303,013
6,145 Investment AB Latour , Class B
(Industrials) 147,049
23,442 Investor AB, Class A
(Financials) 794,345
81,861 Investor AB, Class B
(Financials) 2,789,527
2,058 L E Lundbergforetagen AB,
Class B (Financials) 109,536
10,284 Lifco AB, Class B (Industrials) 378,573
67,405 Nibe Industrier AB, Class B
(Industrials) 249,417
6,576 Nordnet AB publ (Financials) 188,946
14,034 Saab AB, Class B (Industrials) 707,670
9,856 Sagax AB, Class B (Real Estate) 211,086
4,950 Sagax AB, Class D (Real Estate) 17,949
48,595 Sandvik AB (Industrials) 1,468,915
6,109 Sectra AB, Class B (Health
Care) 186,928
22,951 Securitas AB, Class B
(Industrials)
(b)
350,406
69,920 Skandinaviska Enskilda Banken
AB, Class A (Financials) 1,392,581
15,138 Skanska AB, Class B
(Industrials) 388,732
15,726 SKF AB, Class B (Industrials) 411,835
10,064 SSAB AB, Class A (Materials) 72,409
26,728 SSAB AB, Class B (Materials) 187,600
27,282 Svenska Cellulosa AB SCA,
Class B (Materials) 354,774
64,898 Svenska Handelsbanken AB,
Class A (Financials) 900,697
1,617 Svenska Handelsbanken AB,
Class B (Financials)
(b)
38,129
8,267 Sweco AB, Class B (Industrials) 140,942
39,998 Swedbank AB, Class A
(Financials) 1,273,507
8,613 Swedish Orphan Biovitrum AB
(Health Care)* 309,390

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
25,246 Tele2 AB, Class B
(Communication Services) $ 402,041
135,133 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 1,304,945
103,003 Telia Co. AB (Communication
Services) 413,901
4,828 Thule Group AB (Consumer
Discretionary)
(a)
128,586
9,559 Trelleborg AB, Class B
(Industrials) 402,153
8,682 Volvo AB, Class A (Industrials) 260,872
69,024 Volvo AB, Class B (Industrials) 2,069,604
21,566 Volvo Car AB, Class B
(Consumer Discretionary)* 72,094
31,687,792
Switzerland – 3.9%
73,208 ABB Ltd. (Industrials) 5,262,552
45 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 662,432
24,373 Cie Financiere Richemont SA
(Consumer Discretionary) 5,169,340
11,634 DSM- Firmenich AG (Materials) 955,391
5,050 Galderma Group AG (Health
Care) 1,006,289
1,534 Geberit AG (Industrials) 1,195,181
429 Givaudan SA (Materials) 1,809,606
2,375 Kuehne + Nagel International
AG (Industrials) 476,509
3,244 Lonza Group AG (Health Care) 2,222,056
997 Partners Group Holding AG
(Financials) 1,183,064
911 Schindler Holding AG
(Industrials) 309,169
1,885 Schindler Holding AG
Participation Certificates
(Industrials) 673,759
7,732 SGS SA (Industrials) 887,454
7,061 Sika AG (Materials) 1,391,622
4,945 Straumann Holding AG (Health
Care) 564,122
1,323 Swiss Life Holding AG
(Financials) 1,451,271
1,175 Swisscom AG (Communication
Services) 843,624
145,355 UBS Group AG (Financials) 5,615,433
6,702 Zurich Insurance Group AG
(Financials) 4,817,728
36,496,602
United Kingdom – 11.2%
45,111 3i Group PLC (Financials) 1,887,603
10,823 Admiral Group PLC
(Financials) 454,880
19,466 Ashtead Group PLC
(Industrials) 1,245,260
13,986 Associated British Foods PLC
(Consumer Staples) 395,832
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
69,254 AstraZeneca PLC (Health Care) $ 12,822,767
41,652 Auto Trader Group PLC
(Communication Services)
(a)
352,657
142,037 Aviva PLC (Financials) 1,226,682
139,788 BAE Systems PLC (Industrials) 3,057,043
645,582 Barclays PLC (Financials) 3,680,344
62,537 Barratt Redrow PLC (Consumer
Discretionary) 326,806
95,764 British American Tobacco PLC
(Consumer Staples) 5,609,691
278,820 BT Group PLC
(Communication Services) 668,496
15,594 Bunzl PLC (Industrials) 447,127
218,612 Centrica PLC (Utilities) 496,769
123,192 CK Hutchison Holdings Ltd.
(Industrials) 869,477
9,419 Coca-Cola Europacific Partners
PLC (Consumer Staples) 863,628
79,126 Compass Group PLC
(Consumer Discretionary) 2,486,853
75,368 Convatec Group PLC (Health
Care)
(a)
235,276
6,010 Croda International PLC
(Materials) 216,760
4,520 DCC PLC (Industrials)
(b)
299,091
103,583 Diageo PLC (Consumer
Staples) 2,381,931
17,236 Halma PLC (Information
Technology) 813,023
7,199 Hikma Pharmaceuticals PLC
(Health Care) 148,231
797,300 HSBC Holdings PLC
(Financials) 11,305,841
13,207 ICG PLC (Financials) 363,285
34,599 Imperial Brands PLC
(Consumer Staples) 1,470,666
59,858 Informa PLC (Communication
Services) 761,236
6,592 InterContinental Hotels Group
PLC (Consumer Discretionary) 874,751
80,216 International Consolidated
Airlines Group SA ADR
(Industrials) 847,723
7,347 Intertek Group PLC
(Industrials) 450,331
80,253 J Sainsbury PLC (Consumer
Staples) 342,612
114,127 JD Sports Fashion PLC
(Consumer Discretionary) 116,831
80,540 Kingfisher PLC (Consumer
Discretionary) 326,123
34,567 Land Securities Group PLC
REIT (Real Estate) 277,098
265,600 Legal & General Group PLC
(Financials) 868,891
2,728,392 Lloyds Banking Group PLC
(Financials) 3,475,578
21,622 London Stock Exchange Group
PLC (Financials) 2,552,068

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
110,492 M&G PLC (Financials) $ 398,799
93,387 Marks & Spencer Group PLC
(Consumer Staples) 430,237
57,804 Melrose Industries PLC
(Industrials) 455,713
227,977 National Grid PLC (Utilities) 3,463,229
358,264 NatWest Group PLC
(Financials) 3,001,054
5,248 Next PLC (Consumer
Discretionary) 981,849
29,884 Pearson PLC (Consumer
Discretionary) 395,013
34,172 Phoenix Group Holdings PLC
(Financials) 315,134
31,126 Reckitt Benckiser Group PLC
(Consumer Staples) 2,413,481
84,040 RELX PLC (Industrials) 3,375,112
117,159 Rentokil Initial PLC
(Industrials) 646,091
37,171 Rightmove PLC
(Communication Services) 270,194
389,242 Rolls-Royce Holdings PLC
(Industrials) 5,508,167
44,829 Sage Group PLC (The)
(Information Technology) 638,237
36,994 Schroders PLC (Financials) 190,382
56,872 Segro PLC REIT (Real Estate) 538,490
12,061 Severn Trent PLC (Utilities) 450,340
39,208 Smith & Nephew PLC (Health
Care) 651,721
15,091 Smiths Group PLC (Industrials) 488,692
3,347 Spirax Group PLC (Industrials) 297,352
51,525 SSE PLC (Utilities) 1,500,589
86,023 Standard Chartered PLC
(Financials) 1,907,465
300,883 Tesco PLC (Consumer Staples) 1,795,212
111,586 Unilever PLC (Consumer
Staples) 6,718,374
31,147 United Utilities Group PLC
(Utilities) 510,507
911,805 Vodafone Group PLC
(Communication Services) 1,135,896
11,857 Weir Group PLC (The)
(Industrials) 435,496
8,528 Whitbread PLC (Consumer
Discretionary) 281,360
31,451 Wise PLC, Class A
(Financials)* 367,969
49,036 WPP PLC (Communication
Services) 197,387
104,778,803
United States – 9.0%
22,916 Alcon AG (Health Care) 1,822,549
21,787 Amrize Ltd. (Materials)* 1,123,335
125 AP Moller – Maersk A/S, Class
A (Industrials) 250,563
206 AP Moller – Maersk A/S, Class
B (Industrials) 412,128
661,036 BP PLC (Energy) 3,978,216
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
22,450 CSL Ltd. (Health Care) $ 2,742,841
2,209 CyberArk Software Ltd.
(Information Technology)* 1,013,025
42,504 Experian PLC (Industrials) 1,871,442
21,950 Ferrovial SE (Industrials) 1,438,267
187,795 GSK PLC (Health Care) 4,456,519
411,725 Haleon PLC (Health Care) 2,023,393
22,439 Holcim AG (Materials)* 2,102,076
3,571 ICON PLC (Health Care)* 660,635
26,761 James Hardie Industries PLC
CDI (Materials)* 532,989
1,833 Monday.com Ltd. (Information
Technology)* 263,695
118,908 Nestle SA (Consumer Staples) 11,821,939
87,774 Novartis AG (Health Care) 11,421,169
1,329 Roche Holding AG (Health
Care) 528,654
32,462 Roche Holding AG (Health
Care) 12,427,696
50,853 Sanofi SA (Health Care) 5,061,339
25,095 Schneider Electric SE
(Industrials) 6,727,648
268,158 Shell PLC (Energy) 9,890,042
90,961 Stellantis NV (Consumer
Discretionary) 970,458
13,465 Swiss Re AG (Financials) 2,373,710
16,668 Tenaris SA (Energy) 336,200
86,250,528
TOTAL COMMON STOCKS
(Cost $753,288,138)
932,225,073
Shares Description Rate Value
a
Preferred Stocks – 0.3%
Germany – 0.3%
2,669 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 5.32% 251,673
5,211 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(a)
5.20 269,966
7,646 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.93 617,423
1,122 Sartorius AG
(Health Care) 0.30 327,097
9,616 Volkswagen
AG (Consumer
Discretionary) 6.46 1,097,906
TOTAL PREFERRED STOCKS
(Cost $3,227,718)
2,564,065

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,356,674 3.902% $ 2,356,674
(Cost $2,356,674)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $758,872,530)
937,145,812
a
Securities Lending Reinvestment Vehicle – 1.6%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,300,470 3.928% 15,300,470
(Cost $15,300,470)
TOTAL INVESTMENTS – 101.2%
(Cost $774,173,000)
$ 952,446,282
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.2)%
(11,099,485)
NET ASSETS – 100.0%
$ 941,346,797
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Sector Name
% of
Market
Value
Financials 23.5%
Industrials 18.7
Health Care 10.9
Consumer Discretionary 10.0
Information Technology 8.7
Consumer Staples 7.6
Materials 5.6
Communication Services 4.3
Utilities 3.5
Energy 3.3
Real Estate 2.1
Investment Company 0.2
Securities Lending Reinvestment Vehicle 1.6
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2025, the
Fund
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 41 12/19/25 $ 5,778,745 $ 109,179

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 11.4%
30,747 Alphabet, Inc., Class A $ 9,844,575
25,036 Alphabet, Inc., Class C 8,014,524
2,766 AST SpaceMobile , Inc.* 155,449
1,321 DoubleVerify Holdings, Inc.* 13,923
9 GCI Liberty, Inc., Class A* 300
94 GCI Liberty, Inc., Class C* 3,132
186 Iridium Communications, Inc. 3,050
74 Liberty Broadband Corp., Class
A* 3,427
447 Liberty Broadband Corp., Class
C* 20,692
129 Liberty Media Corp.-Liberty
Formula One, Class A* 11,337
999 Liberty Media Corp.-Liberty
Formula One, Class C* 95,884
2,479 Live Nation Entertainment, Inc.* 325,865
24,161 Meta Platforms, Inc., Class A 15,655,120
66,881 Netflix, Inc.* 7,195,058
20 Nexstar Media Group, Inc. 3,843
370 NIQ Global Intelligence PLC*
(a)
5,816
4,502 Pinterest, Inc., Class A* 117,592
1,833 Reddit , Inc., Class A* 396,790
9,641 ROBLOX Corp., Class A* 916,184
293 Roku, Inc.* 28,359
2,427 Spotify Technology SA* 1,453,458
961 Take-Two Interactive Software,
Inc.* 236,473
460 TKO Group Holdings, Inc. 89,189
6,983 Trade Desk, Inc. (The), Class A* 276,247
1,352 Trump Media & Technology
Group Corp.* 15,602
44,881,889
Consumer Discretionary – 13.8%
6,711 Airbnb, Inc., Class A* 785,120
64,417 Amazon.com, Inc.* 15,023,333
42 AutoZone, Inc.* 166,082
245 Birkenstock Holding PLC
(Germany)* 10,616
482 Booking Holdings, Inc. 2,368,881
132 Bright Horizons Family
Solutions, Inc.* 13,564
986 Burlington Stores, Inc.* 248,699
5,118 Carnival Corp.* 131,942
2,083 Carvana Co.* 780,084
1,523 Cava Group, Inc.* 74,459
3,215 Chewy, Inc., Class A* 111,786
21,168 Chipotle Mexican Grill, Inc.* 730,719
126 Choice Hotels International, Inc. 11,499
847 Churchill Downs, Inc. 92,399
19,412 Coupang , Inc. (South Korea)* 546,642
1,737 Darden Restaurants, Inc. 311,930
2,297 Deckers Outdoor Corp.* 202,205
143 Domino's Pizza, Inc. 60,007
5,662 DoorDash , Inc., Class A* 1,123,171
7,604 DraftKings , Inc., Class A* 252,149
601 Duolingo , Inc.* 115,037
1,767 Dutch Bros, Inc., Class A* 103,564
874 Etsy, Inc.* 47,388
1,887 Expedia Group, Inc. 482,487
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
525 Floor & Decor Holdings, Inc.,
Class A* $ 33,400
2,251 Flutter Entertainment PLC
(United Kingdom)* 470,031
126 Grand Canyon Education, Inc.* 19,875
465 H&R Block, Inc. 19,586
3,642 Hilton Worldwide Holdings, Inc. 1,038,079
11,974 Home Depot, Inc. (The) 4,273,760
4,833 Las Vegas Sands Corp. 329,417
35 Lithia Motors, Inc. 11,159
923 Lululemon Athletica , Inc.* 169,998
2,756 Marriott International, Inc.,
Class A 840,001
621 McDonald's Corp. 193,640
271 Murphy USA, Inc. 104,354
6,206 Norwegian Cruise Line Holdings
Ltd.* 114,563
3,380 On Holding AG, Class A
(Switzerland)* 148,686
12,360 O'Reilly Automotive, Inc.* 1,257,012
1,278 Planet Fitness, Inc., Class A* 143,098
108 Pool Corp. 26,309
35 Ralph Lauren Corp. 12,857
3,158 Restaurant Brands International,
Inc. (Canada) 228,608
44 RH* 6,934
989 Ross Stores, Inc. 174,420
3,998 Royal Caribbean Cruises Ltd. 1,064,467
215 SharkNinja , Inc.* 20,978
3,206 Somnigroup International, Inc. 293,413
2,376 Starbucks Corp. 206,973
2,997 Tapestry, Inc. 327,512
36,748 Tesla, Inc.* 15,807,887
1,039 Texas Roadhouse, Inc. 182,085
8,826 TJX Cos., Inc. (The) 1,340,846
35 TopBuild Corp.* 15,838
8,326 Tractor Supply Co. 456,098
329 Travel + Leisure Co. 22,563
179 Ulta Beauty, Inc.* 96,451
457 Vail Resorts, Inc. 64,076
1,730 Valvoline, Inc.* 54,166
2,708 Viking Holdings Ltd.* 180,840
256 Wayfair, Inc., Class A* 28,365
1,376 Wendy's Co. (The) 11,627
267 Williams-Sonoma, Inc. 48,063
457 Wingstop , Inc. 120,982
1,037 Wyndham Hotels & Resorts, Inc. 75,908
1,450 Yum! Brands, Inc. 222,155
54,050,843
Consumer Staples – 3.1%
286 BJ's Wholesale Club Holdings,
Inc.* 25,520
94 Casey's General Stores, Inc. 53,623
2,520 Celsius Holdings, Inc.* 103,169
29,987 Coca-Cola Co. (The) 2,192,649
112 Coca-Cola Consolidated, Inc. 18,250
5,968 Colgate-Palmolive Co. 479,768
7,005 Costco Wholesale Corp. 6,399,698
268 Darling Ingredients, Inc.* 9,812

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
239 Freshpet , Inc.* $ 13,661
272 Hershey Co. (The) 51,158
1,887 Kimberly-Clark Corp. 205,909
11,008 Monster Beverage Corp.* 825,490
2,947 PepsiCo, Inc. 438,337
290 Performance Food Group Co.* 28,150
1,541 Sprouts Farmers Market, Inc.* 129,151
4,114 Sysco Corp. 313,487
6,860 Walmart, Inc. 758,099
12,045,931
Energy – 0.3%
1,545 Cheniere Energy, Inc. 322,071
248 HF Sinclair Corp. 13,122
458 Phillips 66 62,728
1,857 SLB Ltd. 67,298
3,360 Targa Resources Corp. 589,041
297 Texas Pacific Land Corp. 256,694
992 Williams Cos., Inc. (The) 60,442
1,371,396
Financials – 7.7%
2,458 Affirm Holdings, Inc.* 174,395
585 Ally Financial, Inc. 24,160
2,842 American Express Co. 1,038,097
1,369 Ameriprise Financial, Inc. 623,908
3,061 Aon PLC, Class A 1,083,349
4,531 Apollo Global Management, Inc. 597,412
2,953 Ares Management Corp., Class A 463,178
240 Arthur J Gallagher & Co. 59,429
8,330 Bank of America Corp. 446,904
787 Bank of New York Mellon Corp.
(The) 88,223
11,551 Blackstone, Inc. 1,691,297
3,198 Block, Inc.* 213,626
8,680 Blue Owl Capital, Inc. 130,200
2,021 Brookfield Asset Management
Ltd., Class A (Canada) 106,588
458 Brown & Brown, Inc. 36,837
2,353 Charles Schwab Corp. (The) 218,194
5,144 Citigroup, Inc. 532,918
325 Coinbase Global, Inc., Class A* 88,666
1,076 Corpay , Inc.* 318,281
9 Credit Acceptance Corp.* 4,158
4,672 Equitable Holdings, Inc. 218,136
93 Everest Group Ltd. 29,229
30 FactSet Research Systems, Inc. 8,318
2,323 Fiserv, Inc.* 142,795
234 Freedom Holding Corp.
(Kazakhstan)*
(a)
30,865
252 Goldman Sachs Group, Inc.
(The) 208,162
394 Hamilton Lane, Inc., Class A 48,830
329 Houlihan Lokey , Inc. 57,707
353 Interactive Brokers Group, Inc.,
Class A 22,952
584 Jefferies Financial Group, Inc. 33,615
352 Kinsale Capital Group, Inc. 135,485
2,643 KKR & Co., Inc. 323,265
337 Lazard, Inc. 17,018
1,246 LPL Financial Holdings, Inc. 443,626
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
38 Markel Group, Inc.* $ 79,057
892 Marsh & McLennan Cos., Inc. 163,637
12,839 Mastercard , Inc., Class A 7,068,255
2,453 Moody's Corp. 1,203,883
246 Morningstar, Inc. 52,856
577 MSCI, Inc. 325,266
52,786 NU Holdings Ltd., Class A
(Brazil)* 917,949
92 Pinnacle Financial Partners, Inc. 8,435
118 Popular, Inc. (Puerto Rico) 13,536
461 Progressive Corp. (The) 105,472
85 RLI Corp. 5,241
1,514 Robinhood Markets, Inc., Class
A* 194,534
1,656 Ryan Specialty Holdings, Inc. 96,164
1,029 Shift4 Payments, Inc., Class A*
(a)
75,920
454 SLM Corp. 13,302
2,238 SoFi Technologies, Inc.* 66,513
7,138 Toast, Inc., Class A* 244,048
1,865 TPG, Inc. 110,184
145 Tradeweb Markets, Inc., Class A 15,785
1,066 UWM Holdings Corp. 6,236
26,879 Visa, Inc., Class A 8,989,413
352 Western Alliance Bancorp 28,699
79 WEX, Inc.* 11,720
663 XP, Inc., Class A (Brazil) 13,068
29,468,996
Health Care – 10.0%
27,957 AbbVie, Inc. 6,365,809
1,970 Alnylam Pharmaceuticals, Inc.* 888,923
6,261 Amgen, Inc. 2,162,925
1,737 Apellis Pharmaceuticals, Inc.* 36,998
3,981 Boston Scientific Corp.* 404,390
6,211 Bristol-Myers Squibb Co. 305,581
1,863 Cardinal Health, Inc. 395,440
173 Caris Life Sciences, Inc.*
(a)
4,417
2,889 Cencora , Inc. 1,065,839
20 Chemed Corp. 8,784
336 Cigna Group (The) 93,166
1,454 Corcept Therapeutics, Inc.* 115,448
594 DaVita, Inc.* 71,090
6,117 Dexcom , Inc.* 388,246
2,001 Doximity , Inc., Class A* 102,931
12,643 Eli Lilly & Co. 13,597,167
150 Exact Sciences Corp.* 15,194
3,458 Exelixis , Inc.* 152,740
5,291 Gilead Sciences, Inc. 665,819
1,877 Halozyme Therapeutics, Inc.* 134,018
564 HCA Healthcare, Inc. 286,676
1,274 IDEXX Laboratories, Inc.* 959,169
626 Incyte Corp.* 65,392
2,755 Insmed , Inc.* 572,406
472 Inspire Medical Systems, Inc.* 58,722
1,090 Insulet Corp.* 356,637
5,632 Intuitive Surgical, Inc.* 3,229,839
2,276 Ionis Pharmaceuticals, Inc.* 188,294
704 Masimo Corp.* 100,271
1,828 McKesson Corp. 1,610,687
355 Medpace Holdings, Inc.* 210,323

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
461 Molina Healthcare, Inc.* $ 68,348
2,044 Natera , Inc.* 488,128
1,265 Neurocrine Biosciences, Inc.* 192,482
598 Penumbra, Inc.* 175,316
127 Repligen Corp.* 21,720
523 ResMed , Inc. 133,799
1,459 Sarepta Therapeutics, Inc.* 31,135
263 Sotera Health Co.* 4,597
1,381 Stryker Corp. 512,600
1,787 Summit Therapeutics, Inc.*
(a)
31,969
1,259 Tempus AI, Inc.* 98,114
1,448 Ultragenyx Pharmaceutical, Inc.* 50,318
1,845 Veeva Systems, Inc., Class A* 443,335
4,059 Vertex Pharmaceuticals, Inc.* 1,760,023
130 Viking Therapeutics, Inc.* 4,785
482 Waters Corp.* 194,448
5,618 Zoetis, Inc. 720,115
39,544,573
Industrials – 7.1%
1,340 3M Co. 230,547
1,008 AAON, Inc. 94,228
335 Alaska Air Group, Inc.* 14,358
225 Allison Transmission Holdings,
Inc. 19,948
750 American Airlines Group, Inc.* 10,537
212 Armstrong World Industries, Inc. 40,225
5,962 Automatic Data Processing, Inc. 1,522,099
91 Avis Budget Group, Inc.* 12,365
1,177 Axon Enterprise, Inc.* 635,745
1,607 Boeing Co. (The)* 303,723
1,887 Booz Allen Hamilton Holding
Corp. 157,489
1,648 Broadridge Financial Solutions,
Inc. 375,892
248 BWX Technologies, Inc. 44,362
80 Carlisle Cos., Inc. 25,446
129 Carpenter Technology Corp. 41,092
887 Caterpillar, Inc. 510,699
5,426 Cintas Corp. 1,009,345
548 Comfort Systems USA, Inc. 535,363
12,998 Copart , Inc.* 506,662
1,733 Core & Main, Inc., Class A* 83,773
255 Dayforce , Inc.* 17,621
238 EMCOR Group, Inc. 146,387
339 Equifax, Inc. 71,993
2,434 ExlService Holdings, Inc.* 96,703
14,878 Fastenal Co. 601,071
177 Ferguson Enterprises, Inc. 44,546
1,613 FTAI Aviation Ltd. 279,436
4,315 GE Vernova , Inc. 2,588,008
16,595 General Electric Co. 4,952,778
657 HEICO Corp. 208,210
1,168 HEICO Corp., Class A 288,461
6,328 Howmet Aerospace, Inc. 1,294,646
1,499 Illinois Tool Works, Inc. 373,671
428 Karman Holdings, Inc.* 28,689
200 KBR, Inc. 8,244
501 Lennox International, Inc. 249,934
465 Leonardo DRS, Inc. 15,889
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
613 Loar Holdings, Inc.* $ 41,960
901 Lockheed Martin Corp. 412,532
982 Lyft, Inc., Class A* 20,651
211 MasTec , Inc.* 45,129
153 Old Dominion Freight Line, Inc. 20,699
1,602 Paychex, Inc. 178,927
418 Paycom Software, Inc. 67,369
646 Paylocity Holding Corp.* 95,175
1,800 Quanta Services, Inc. 836,784
162 RB Global, Inc. (Canada)
(a)
15,908
103 RBC Bearings, Inc.* 45,832
6,427 Rocket Lab Corp.* 270,834
139 Rockwell Automation, Inc. 55,025
4,388 Rollins, Inc. 269,774
48 Simpson Manufacturing Co., Inc. 8,034
263 SiteOne Landscape Supply, Inc.* 35,316
835 Southwest Airlines Co. 29,066
144 Spirit AeroSystems Holdings,
Inc., Class A* 5,289
204 StandardAero , Inc.* 5,328
924 Tetra Tech, Inc. 32,100
3,518 Trane Technologies PLC 1,482,767
149 TransDigm Group, Inc. 202,665
31,772 Uber Technologies, Inc.* 2,781,321
40 U-Haul Holding Co.* 2,106
718 U-Haul Holding Co. 34,543
729 Union Pacific Corp. 169,004
1,462 Veralto Corp. 147,984
1,307 Verisk Analytics, Inc. 294,166
6,004 Vertiv Holdings Co., Class A 1,079,099
589 W.W. Grainger, Inc. 558,743
5,838 Waste Management, Inc. 1,271,925
847 WillScot Holdings Corp. 16,728
365 XPO, Inc.* 51,852
28,024,820
Information Technology – 45.1%
6,716 Adobe, Inc.* 2,149,993
14,866 Advanced Micro Devices, Inc.* 3,233,801
19,028 Amphenol Corp., Class A 2,681,045
354 Appfolio , Inc., Class A* 80,811
152,639 Apple, Inc. 42,563,385
3,590 Applied Materials, Inc. 905,578
3,762 AppLovin Corp., Class A* 2,255,244
16,280 Arista Networks, Inc.* 2,127,470
1,981 Astera Labs, Inc.* 312,146
2,527 Atlassian Corp., Class A* 377,837
3,363 Autodesk, Inc.* 1,020,132
2,468 Bentley Systems, Inc., Class B 103,557
44,769 Broadcom, Inc. 18,040,116
4,306 Cadence Design Systems, Inc.* 1,342,783
141 CDW Corp. 20,335
114 Circle Internet Group, Inc.* 9,112
4,869 Cloudflare , Inc., Class A* 974,823
4,368 Confluent, Inc., Class A* 97,188
3,855 Crowdstrike Holdings, Inc.,
Class A* 1,962,812
4,868 Datadog , Inc., Class A* 778,929
641 Dell Technologies, Inc., Class C 85,477
2,337 Docusign , Inc.* 162,071

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
763 Dropbox, Inc., Class A* $ 22,798
4,640 Dynatrace , Inc.* 206,758
1,375 Elastic NV* 96,979
2,109 Enphase Energy, Inc.* 60,845
374 Entegris , Inc. 28,850
304 Fair Isaac Corp.* 548,972
10,041 Fortinet, Inc.* 814,626
1,165 Gartner, Inc.* 271,142
906 Gen Digital, Inc. 23,891
2,035 Gitlab , Inc., Class A* 83,557
77 Globant SA* 4,900
2,147 GoDaddy , Inc., Class A* 274,515
1,303 Guidewire Software, Inc.* 281,422
784 HubSpot , Inc.* 287,979
4,309 Intuit, Inc. 2,732,251
1,096 Jabil, Inc. 230,938
2,100 KLA Corp. 2,468,487
238 Kyndryl Holdings, Inc.* 6,148
20,178 Lam Research Corp. 3,147,768
1,873 Lattice Semiconductor Corp.* 131,503
91 Lumentum Holdings, Inc.* 29,590
243 MACOM Technology Solutions
Holdings, Inc.* 42,523
959 Manhattan Associates, Inc.* 169,216
919 Marvell Technology, Inc. 82,159
34,622 Microsoft Corp. 17,034,370
117 MongoDB, Inc.* 38,887
730 Monolithic Power Systems, Inc. 677,564
1,103 Motorola Solutions, Inc. 407,757
234 nCino , Inc.* 5,780
1,233 NetApp, Inc. 137,554
970 Nutanix , Inc., Class A* 46,366
243,289 NVIDIA Corp. 43,062,153
1,007 Okta , Inc.* 80,892
207 Onto Innovation, Inc.* 29,634
26,131 Oracle Corp. 5,277,155
34,471 Palantir Technologies, Inc., Class
A* 5,806,640
10,366 Palo Alto Networks, Inc.* 1,970,888
504 Pegasystems , Inc. 27,604
1,786 Procore Technologies, Inc.* 132,271
219 PTC, Inc.* 38,419
4,157 Pure Storage, Inc., Class A* 369,807
3,897 QUALCOMM, Inc. 655,047
1,207 RingCentral, Inc., Class A* 34,086
1,080 Rubrik , Inc., Class A* 74,866
1,632 Salesforce, Inc. 376,241
4,120 Samsara, Inc., Class A* 156,684
3,229 SentinelOne , Inc., Class A* 52,342
3,261 ServiceNow , Inc.* 2,649,269
4,933 Snowflake, Inc.* 1,239,367
231 Strategy, Inc.* 40,929
3,612 Super Micro Computer, Inc.* 122,266
2,138 Synopsys, Inc.* 893,705
341 Teradata Corp.* 9,766
5,868 Texas Instruments, Inc. 987,408
405 Twilio , Inc., Class A* 52,525
550 Tyler Technologies, Inc.* 258,291
70 Ubiquiti, Inc. 40,816
276 Unity Software, Inc.* 11,736
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
3,395 Workday, Inc., Class A* $ 732,030
1,520 Zscaler , Inc.* 382,280
177,245,857
Materials – 0.4%
951 Anglogold Ashanti PLC
(Australia) 81,482
24 Eagle Materials, Inc. 5,369
974 Ecolab, Inc. 268,006
1,468 James Hardie Industries PLC* 29,037
3,337 Sherwin-Williams Co. (The) 1,146,893
216 Steel Dynamics, Inc. 36,251
1,567,038
Real Estate – 0.5%
7,382 American Tower Corp. REIT 1,338,135
500 CBRE Group, Inc., Class A* 80,915
784 CoStar Group, Inc.* 53,939
199 Jones Lang LaSalle, Inc.* 64,812
1,349 Lamar Advertising Co., Class
A REIT 178,594
331 Public Storage REIT 90,873
1,107 Simon Property Group, Inc.
REIT 206,256
372 Sun Communities, Inc. REIT 47,929
275 UDR, Inc. REIT 10,016
2,071,469
Utilities – 0.4%
2,956 NRG Energy, Inc. 501,012
5,338 Vistra Corp. 954,755
1,455,767
TOTAL COMMON STOCKS
(Cost $328,906,213)
391,728,579
Units Description Expiration Month Value
aa
Right – 0.0%
Communication Services – 0.0%
39 GCI Liberty, Inc.,
Class R*
(Cost $0)
12/25 242
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
977,600 3.902% 977,600
(Cost $977,600)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $329,883,813)
392,706,421

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
159,447 3.928% $ 159,447
(Cost $159,447)
TOTAL INVESTMENTS – 100.0%
(Cost $330,043,260)
$ 392,865,868
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
26,634
NET ASSETS – 100.0%
$ 392,892,502
  a
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2025, the
Fund
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 4 12/19/25 $ 961,180 $ 20,107

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.6%
Communication Services – 8.4%
27,802 Alphabet, Inc., Class A $ 8,901,645
22,643 Alphabet, Inc., Class C 7,248,477
181 AST SpaceMobile, Inc.* 10,172
94,520 AT&T, Inc. 2,459,410
1,217 Charter Communications, Inc.,
Class A* 243,546
49,349 Comcast Corp., Class A 1,317,125
976 DoubleVerify Holdings, Inc.* 10,287
3,382 Electronic Arts, Inc. 683,265
2,901 Fox Corp., Class A 190,015
2,015 Fox Corp., Class B 117,394
3,174 Frontier Communications Parent,
Inc.* 120,358
30 GCI Liberty, Inc., Class A* 1,000
239 GCI Liberty, Inc., Class C* 7,964
1,114 IAC, Inc.* 39,068
1,174 Iridium Communications, Inc. 19,254
164 Liberty Broadband Corp., Class
A* 7,595
1,186 Liberty Broadband Corp., Class
C* 54,900
2,562 Liberty Global Ltd., Class A
(Belgium)* 29,232
1,864 Liberty Global Ltd., Class C
(Belgium)* 21,399
200 Liberty Media Corp.-Liberty
Formula One, Class A* 17,576
1,961 Liberty Media Corp.-Liberty
Formula One, Class C* 188,217
349 Liberty Media Corp.-Liberty
Live, Class A* 26,845
698 Liberty Media Corp.-Liberty
Live, Class C* 55,289
244 Madison Square Garden Sports
Corp.* 55,639
3,282 Match Group, Inc. 109,323
5,256 Meta Platforms, Inc., Class A 3,405,625
1,384 Millicom International Cellular
SA (Guatemala) 73,449
2,152 New York Times Co. (The),
Class A 138,804
5,083 News Corp., Class A 130,531
1,749 News Corp., Class B 51,473
354 Nexstar Media Group, Inc. 68,018
4,304 Omnicom Group, Inc. 308,267
3,988 Pinterest, Inc., Class A* 104,167
1,505 Roku, Inc.* 145,669
2,554 Sirius XM Holdings, Inc. 54,298
1,600 Take-Two Interactive Software,
Inc.* 393,712
543 TKO Group Holdings, Inc. 105,282
6,093 T-Mobile US, Inc. 1,273,498
983 Trump Media & Technology
Group Corp.* 11,344
56,716 Verizon Communications, Inc. 2,331,595
24,313 Walt Disney Co. (The) 2,539,979
31,384 Warner Bros Discovery, Inc.* 753,216
3,965 ZoomInfo Technologies, Inc.* 39,333
33,863,255
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – 7.5%
6,878 ADT, Inc. $ 56,744
35,539 Amazon.com, Inc.* 8,288,406
2,007 Amer Sports, Inc. (Finland)* 74,520
2,931 Aptiv PLC* 227,299
3,545 Aramark 131,768
366 AutoNation, Inc.* 77,332
197 AutoZone, Inc.* 779,003
2,864 Bath & Body Works, Inc. 49,862
2,599 Best Buy Co., Inc. 206,049
592 Birkenstock Holding PLC
(Germany)* 25,651
25 Booking Holdings, Inc. 122,867
2,928 BorgWarner, Inc. 126,080
785 Boyd Gaming Corp. 65,390
662 Bright Horizons Family
Solutions, Inc.* 68,027
880 Brunswick Corp. 58,177
2,768 Caesars Entertainment, Inc.* 64,411
2,049 CarMax, Inc.* 79,214
10,041 Carnival Corp.* 258,857
254 Choice Hotels International, Inc. 23,180
126 Churchill Downs, Inc. 13,745
484 Columbia Sportswear Co. 25,996
773 Crocs, Inc.* 65,690
3,588 D.R. Horton, Inc. 570,528
95 Darden Restaurants, Inc. 17,060
856 Dick's Sporting Goods, Inc. 176,824
38 Dillard's, Inc., Class A 25,462
297 Domino's Pizza, Inc. 124,630
6,265 eBay, Inc. 518,679
617 Etsy, Inc.* 33,454
718 Five Below, Inc.* 118,391
1,060 Floor & Decor Holdings, Inc.,
Class A* 67,437
402 Flutter Entertainment PLC
(United Kingdom)* 83,942
52,414 Ford Motor Co. 696,058
5,760 GameStop Corp., Class A* 129,773
3,051 Gap, Inc. (The) 82,591
2,184 Garmin Ltd. 426,579
12,970 General Motors Co. 953,554
3,035 Gentex Corp. 69,289
1,860 Genuine Parts Co. 242,544
298 Grand Canyon Education, Inc.* 47,007
1,481 H&R Block, Inc. 62,380
1,477 Harley-Davidson, Inc. 36,172
1,775 Hasbro, Inc. 146,615
3,185 Home Depot, Inc. (The) 1,136,790
555 Hyatt Hotels Corp., Class A 91,236
712 Lear Corp. 76,440
3,063 Lennar Corp., Class A 402,172
126 Lennar Corp., Class B 15,572
305 Lithia Motors, Inc. 97,246
3,488 LKQ Corp. 103,559
7,524 Lowe’s Cos., Inc. 1,824,420
1,357 Lucid Group, Inc.*
(a)
18,496
599 Lululemon Athletica, Inc.* 110,324
3,636 Macy’s, Inc. 81,301
707 Marriott International, Inc.,
Class A 215,487

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
4,306 Mattel, Inc.* $ 90,943
9,052 McDonald's Corp. 2,822,595
2,748 MGM Resorts International* 96,977
685 Mohawk Industries, Inc.* 79,391
6,802 Newell Brands, Inc. 24,827
15,536 NIKE, Inc., Class B 1,004,092
579 Norwegian Cruise Line Holdings
Ltd.* 10,688
36 NVR, Inc.* 270,262
825 Ollie's Bargain Outlet Holdings,
Inc.* 101,566
940 O'Reilly Automotive, Inc.* 95,598
2,357 Penn Entertainment, Inc.* 34,978
272 Penske Automotive Group, Inc. 43,988
389 Pool Corp. 94,760
2,682 PulteGroup, Inc. 341,124
697 PVH Corp. 59,078
5,143 QuantumScape Corp.* 62,847
508 Ralph Lauren Corp. 186,604
1,572 Restaurant Brands International,
Inc. (Canada) 113,797
125 RH* 19,699
10,409 Rivian Automotive, Inc., Class
A* 175,496
3,466 Ross Stores, Inc. 611,264
1,867 Service Corp. International 148,296
923 SharkNinja, Inc.* 90,057
13,248 Starbucks Corp. 1,154,033
233 Tapestry, Inc. 25,462
680 Thor Industries, Inc. 71,822
7,508 TJX Cos., Inc. (The) 1,140,615
1,323 Toll Brothers, Inc. 184,995
361 TopBuild Corp.* 163,352
568 Travel + Leisure Co. 38,953
460 Ulta Beauty, Inc.* 247,862
3,377 Under Armour, Inc., Class A* 15,602
2,989 Under Armour, Inc., Class C* 13,241
125 Vail Resorts, Inc. 17,526
4,735 VF Corp. 82,862
1,027 Wayfair, Inc., Class A* 113,792
1,383 Wendy's Co. (The) 11,686
774 Whirlpool Corp. 59,869
1,358 Williams-Sonoma, Inc. 244,454
102 Wyndham Hotels & Resorts, Inc. 7,466
1,124 Wynn Resorts Ltd. 144,636
907 YETI Holdings, Inc.* 37,622
2,481 Yum! Brands, Inc. 380,114
30,425,171
Consumer Staples – 7.4%
5,566 Albertsons Cos., Inc., Class A 102,025
22,653 Altria Group, Inc. 1,336,753
6,420 Archer-Daniels-Midland Co. 389,951
1,708 BellRing Brands, Inc.* 52,760
1,512 BJ's Wholesale Club Holdings,
Inc.* 134,916
105 Boston Beer Co., Inc. (The),
Class A* 20,454
772 Brown-Forman Corp., Class A 22,010
1,987 Brown-Forman Corp., Class B 57,583
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
1,784 Bunge Global SA $ 171,389
2,607 Campbell's Company (The) 79,461
421 Casey's General Stores, Inc. 240,164
3,306 Church & Dwight Co., Inc. 281,539
1,660 Clorox Co. (The) 179,180
26,699 Coca-Cola Co. (The) 1,952,231
600 Coca-Cola Consolidated, Inc. 97,770
5,599 Colgate-Palmolive Co. 450,104
6,386 Conagra Brands, Inc. 113,990
1,956 Constellation Brands, Inc., Class
A 266,759
5,847 Coty, Inc., Class A* 19,412
1,862 Darling Ingredients, Inc.* 68,168
2,951 Dollar General Corp. 323,105
2,726 Dollar Tree, Inc.* 302,068
749 elf Beauty, Inc.* 57,051
3,144 Estee Lauder Cos., Inc. (The),
Class A 295,756
2,897 Flowers Foods, Inc. 31,085
476 Freshpet, Inc.* 27,208
7,357 General Mills, Inc. 348,354
1,723 Hershey Co. (The) 324,062
3,884 Hormel Foods Corp. 90,148
859 Ingredion, Inc. 92,377
1,396 J M Smucker Co. (The) 145,435
3,719 Kellanova 311,057
25,511 Kenvue, Inc. 442,616
17,387 Keurig Dr Pepper, Inc. 485,097
2,860 Kimberly-Clark Corp. 312,083
11,460 Kraft Heinz Co. (The) 292,345
8,199 Kroger Co. (The) 551,629
1,828 Lamb Weston Holdings, Inc. 107,962
2,317 Maplebear, Inc.* 97,337
3,395 McCormick & Co., Inc. 229,095
2,258 Molson Coors Beverage Co.,
Class B 105,020
17,394 Mondelez International, Inc.,
Class A 1,001,373
15,879 PepsiCo, Inc. 2,361,842
1,795 Performance Food Group Co.* 174,241
20,990 Philip Morris International, Inc. 3,305,505
551 Pilgrim's Pride Corp. 20,960
674 Post Holdings, Inc.* 70,116
3,453 Primo Brands Corp., Class A 54,177
31,653 Procter & Gamble Co. (The) 4,689,708
795 Reynolds Consumer Products,
Inc. 19,859
5 Seaboard Corp. 23,398
608 Smithfield Foods, Inc. 13,139
2,926 Sysco Corp. 222,961
6,098 Target Corp. 552,601
3,762 Tyson Foods, Inc., Class A 218,384
3,079 US Foods Holding Corp.* 242,225
52,755 Walmart, Inc. 5,829,955
29,807,953
Energy – 5.8%
4,490 Antero Midstream Corp. 80,865
3,925 Antero Resources Corp.* 142,988
4,762 APA Corp. 118,907

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
13,323 Baker Hughes Co. $ 668,815
1,623 Cheniere Energy, Inc. 338,331
25,890 Chevron Corp. 3,912,756
797 Chord Energy Corp. 74,806
1,117 Civitas Resources, Inc. 32,806
16,999 ConocoPhillips 1,507,641
10,130 Coterra Energy, Inc. 271,889
8,350 Devon Energy Corp. 309,451
2,566 Diamondback Energy, Inc. 391,546
1,368 DT Midstream, Inc. 166,157
7,418 EOG Resources, Inc. 800,031
8,374 EQT Corp. 509,642
2,952 Expand Energy Corp. 359,937
58,385 Exxon Mobil Corp. 6,767,989
11,518 Halliburton Co. 302,002
1,933 HF Sinclair Corp. 102,275
26,107 Kinder Morgan, Inc. 713,243
4,184 Marathon Petroleum Corp. 810,566
1,707 Matador Resources Co. 72,377
5,019 NOV, Inc. 77,092
9,507 Occidental Petroleum Corp. 399,294
8,390 ONEOK, Inc. 610,960
3,490 Ovintiv, Inc. 142,950
8,561 Permian Resources Corp. 124,049
5,082 Phillips 66 696,031
3,175 Range Resources Corp. 125,381
18,608 SLB Ltd. 674,354
5,726 TechnipFMC PLC (United
Kingdom) 259,159
4,191 Valero Energy Corp. 740,801
2,281 Viper Energy, Inc., Class A 83,325
953 Weatherford International PLC 71,284
15,488 Williams Cos., Inc. (The) 943,684
23,403,384
Financials – 21.8%
372 Affiliated Managers Group, Inc. 100,005
1,462 Affirm Holdings, Inc.* 103,729
6,542 Aflac, Inc. 721,648
13,354 AGNC Investment Corp. REIT 140,083
3,545 Allstate Corp. (The) 755,014
3,269 Ally Financial, Inc. 135,010
4,962 American Express Co. 1,812,470
888 American Financial Group, Inc. 122,295
7,834 American International Group,
Inc. 596,637
112 Ameriprise Financial, Inc. 51,043
8,658 Annaly Capital Management,
Inc. REIT 197,402
218 Aon PLC, Class A 77,155
1,685 Apollo Global Management, Inc. 222,167
4,894 Arch Capital Group Ltd.* 459,644
3,201 Arthur J Gallagher & Co. 792,632
677 Assurant, Inc. 154,464
624 Assured Guaranty Ltd. 56,497
1,050 Axis Capital Holdings Ltd. 107,352
83,665 Bank of America Corp. 4,488,627
8,827 Bank of New York Mellon Corp.
(The) 989,507
1,435 Bank OZK 66,039
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
24,851 Berkshire Hathaway, Inc., Class
B* $ 12,768,692
2,058 Blackrock, Inc. 2,155,343
4,601 Block, Inc.* 307,347
349 BOK Financial Corp. 39,304
772 Brighthouse Financial, Inc.* 50,605
3,360 Brookfield Asset Management
Ltd., Class A (Canada) 177,206
3,308 Brown & Brown, Inc. 266,062
8,437 Capital One Financial Corp. 1,848,294
3,515 Carlyle Group, Inc. (The) 191,673
1,410 Cboe Global Markets, Inc. 364,020
20,914 Charles Schwab Corp. (The) 1,939,355
5,001 Chubb Ltd. 1,481,196
2,069 Cincinnati Financial Corp. 346,744
20,219 Citigroup, Inc. 2,094,688
5,846 Citizens Financial Group, Inc. 316,269
4,827 CME Group, Inc. 1,358,607
349 CNA Financial Corp. 16,316
2,564 Coinbase Global, Inc., Class A* 699,510
3,981 Columbia Banking System, Inc. 110,353
1,754 Comerica, Inc. 140,986
1,660 Commerce Bancshares, Inc. 89,491
3,637 Corebridge Financial, Inc. 109,183
50 Credit Acceptance Corp.* 23,098
802 Cullen/Frost Bankers, Inc. 99,223
1,834 East West Bancorp, Inc. 195,688
547 Euronet Worldwide, Inc.* 40,527
523 Evercore, Inc., Class A 167,397
489 Everest Group Ltd. 153,688
481 FactSet Research Systems, Inc. 133,367
3,494 Fidelity National Financial, Inc. 207,648
7,075 Fidelity National Information
Services, Inc. 465,323
8,942 Fifth Third Bancorp 388,619
1,315 First American Financial Corp. 86,474
120 First Citizens BancShares, Inc.,
Class A 225,347
1,985 First Hawaiian, Inc. 49,466
6,755 First Horizon Corp. 150,907
5,282 Fiserv, Inc.* 324,685
4,767 FNB Corp. 79,323
4,447 Franklin Resources, Inc. 100,458
3,279 Global Payments, Inc. 248,417
1,117 Globe Life, Inc. 150,493
3,836 Goldman Sachs Group, Inc.
(The)
(b)
3,168,689
191 Hamilton Lane, Inc., Class A 23,672
519 Hanover Insurance Group, Inc.
(The) 96,300
3,814 Hartford Insurance Group, Inc.
(The) 522,632
455 Houlihan Lokey, Inc. 79,807
20,896 Huntington Bancshares, Inc. 340,605
5,383 Interactive Brokers Group, Inc.,
Class A 350,003
7,665 Intercontinental Exchange, Inc. 1,205,704
4,882 Invesco Ltd. 119,365
972 Jack Henry & Associates, Inc. 169,595
1,690 Janus Henderson Group PLC 73,870

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
1,551 Jefferies Financial Group, Inc. $ 89,276
37,420 JPMorgan Chase & Co. 11,715,454
923 Kemper Corp. 37,585
12,704 KeyCorp 233,499
6,838 KKR & Co., Inc. 836,356
993 Lazard, Inc. 50,146
2,291 Lincoln National Corp. 94,252
2,298 Loews Corp. 247,885
2,108 M&T Bank Corp. 400,984
129 Markel Group, Inc.* 268,377
494 MarketAxess Holdings, Inc. 80,962
5,847 Marsh & McLennan Cos., Inc. 1,072,632
7,551 MetLife, Inc. 578,105
3,117 MGIC Investment Corp. 88,367
15,468 Morgan Stanley 2,624,301
97 Morningstar, Inc. 20,841
516 MSCI, Inc. 290,880
5,543 Nasdaq, Inc. 503,970
2,624 Northern Trust Corp. 344,636
3,065 Old Republic International Corp. 141,296
1,717 OneMain Holdings, Inc. 106,505
12,888 PayPal Holdings, Inc. 807,949
952 Pinnacle Financial Partners, Inc. 87,279
5,309 PNC Financial Services Group,
Inc. (The) 1,012,532
829 Popular, Inc. (Puerto Rico) 95,095
449 Primerica, Inc. 115,537
2,982 Principal Financial Group, Inc. 252,933
7,474 Progressive Corp. (The) 1,709,976
1,227 Prosperity Bancshares, Inc. 84,307
4,763 Prudential Financial, Inc. 515,595
2,452 Raymond James Financial, Inc. 383,836
12,058 Regions Financial Corp. 306,876
886 Reinsurance Group of America,
Inc. 168,225
640 RenaissanceRe Holdings Ltd.
(Bermuda) 167,149
7,426 Rithm Capital Corp. REIT 85,325
1,027 RLI Corp. 63,325
8,610 Robinhood Markets, Inc., Class
A* 1,106,299
12,636 Rocket Cos., Inc., Class A 252,467
4,126 S&P Global, Inc. 2,058,173
1,401 SEI Investments Co. 113,285
2,447 SLM Corp. 71,697
13,168 SoFi Technologies, Inc.* 391,353
1,353 Southsate Bank Corp. 121,107
4,649 Starwood Property Trust, Inc.
REIT 85,263
3,868 State Street Corp. 460,369
1,348 Stifel Financial Corp. 164,456
5,107 Synchrony Financial 395,078
1,859 Synovus Financial Corp. 89,604
2,939 T. Rowe Price Group, Inc. 300,895
1,059 TFS Financial Corp. 15,091
102 TPG, Inc. 6,026
1,436 Tradeweb Markets, Inc., Class A 156,323
3,034 Travelers Cos., Inc. (The) 888,537
17,593 Truist Financial Corp. 818,074
2,326 Unum Group 176,706
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
20,970 US Bancorp $ 1,028,578
469 UWM Holdings Corp. 2,744
1,235 Virtu Financial, Inc., Class A 44,164
1,287 Voya Financial, Inc. 90,476
3,908 W R Berkley Corp. 303,613
2,252 Webster Financial Corp. 134,219
43,449 Wells Fargo & Co. 3,730,097
1,147 Western Alliance Bancorp 93,515
4,246 Western Union Co. (The) 37,322
414 WEX, Inc.* 61,421
32 White Mountains Insurance
Group Ltd. 64,776
1,325 Willis Towers Watson PLC 425,325
938 Wintrust Financial Corp. 125,711
4,966 XP, Inc., Class A (Brazil) 97,880
1,953 Zions Bancorp NA 103,958
88,157,904
Health Care – 12.4%
23,332 Abbott Laboratories 3,007,495
1,429 Acadia Healthcare Co., Inc.* 24,579
3,828 Agilent Technologies, Inc. 587,598
919 Align Technology, Inc.* 135,268
1,891 Amgen, Inc. 653,265
8,874 Avantor, Inc.* 104,092
6,878 Baxter International, Inc. 128,894
3,843 Becton Dickinson & Co. 745,619
1,967 Biogen, Inc.* 358,171
2,558 BioMarin Pharmaceutical, Inc.* 143,069
255 Bio-Rad Laboratories, Inc., Class
A* 82,839
2,105 Bio-Techne Corp. 135,794
16,405 Boston Scientific Corp.* 1,666,420
22,101 Bristol-Myers Squibb Co. 1,087,369
1,391 Bruker Corp. 67,895
1,608 Cardinal Health, Inc. 341,314
6,663 Centene Corp.* 262,122
1,427 Certara, Inc.* 13,071
653 Charles River Laboratories
International, Inc.* 116,325
181 Chemed Corp. 79,493
3,269 Cigna Group (The) 906,428
2,675 Cooper Cos., Inc. (The)* 208,463
16,814 CVS Health Corp. 1,351,173
8,571 Danaher Corp. 1,943,731
2,674 DENTSPLY SIRONA, Inc. 30,323
7,730 Edwards Lifesciences Corp.* 669,959
6,606 Elanco Animal Health, Inc.* 153,722
3,035 Elevance Health, Inc. 1,026,619
1,353 Encompass Health Corp. 157,246
2,671 Envista Holdings Corp.* 55,824
2,364 Exact Sciences Corp.* 239,450
774 Exelixis, Inc.* 34,188
6,151 GE HealthCare Technologies,
Inc. 492,018
12,222 Gilead Sciences, Inc. 1,538,016
1,505 Globus Medical, Inc., Class A* 137,015
1,814 HCA Healthcare, Inc. 922,038
1,472 Henry Schein, Inc.* 109,767
2,995 Hologic, Inc.* 224,535

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
1,616 Humana, Inc. $ 397,164
2,123 Illumina, Inc.* 279,068
1,572 Incyte Corp.* 164,211
156 Insmed, Inc.* 32,412
166 Ionis Pharmaceuticals, Inc.* 13,733
2,283 IQVIA Holdings, Inc.* 525,113
800 Jazz Pharmaceuticals PLC* 141,224
32,418 Johnson & Johnson 6,707,933
1,125 Labcorp Holdings, Inc. 302,377
125 McKesson Corp. 110,140
17,224 Medtronic PLC 1,814,204
33,960 Merck & Co., Inc. 3,560,027
280 Mettler-Toledo International,
Inc.* 413,482
4,938 Moderna, Inc.* 128,289
333 Molina Healthcare, Inc.* 49,371
192 Neurocrine Biosciences, Inc.* 29,215
3,934 Organon & Co. 30,331
2,042 Perrigo Co. PLC 27,261
76,280 Pfizer, Inc. 1,963,447
2,867 QIAGEN NV 136,899
1,497 Quest Diagnostics, Inc. 283,202
1,404 Regeneron Pharmaceuticals, Inc. 1,095,387
619 Repligen Corp.* 105,861
1,497 ResMed, Inc. 382,978
2,330 REVOLUTION Medicines, Inc.* 181,181
1,608 Revvity, Inc. 167,891
5,087 Roivant Sciences Ltd.* 105,860
5,272 Royalty Pharma PLC, Class A 210,985
1,861 Solventum Corp.* 158,669
1,949 Sotera Health Co.* 34,069
1,313 STERIS PLC 349,626
3,421 Stryker Corp. 1,269,807
599 Teleflex, Inc. 68,538
1,175 Tenet Healthcare Corp.* 254,787
5,071 Thermo Fisher Scientific, Inc. 2,996,099
597 United Therapeutics Corp.* 290,142
12,262 UnitedHealth Group, Inc. 4,043,640
727 Universal Health Services, Inc.,
Class B 177,119
400 Veeva Systems, Inc., Class A* 96,116
15,921 Viatris, Inc. 170,195
1,353 Viking Therapeutics, Inc.* 49,804
365 Waters Corp.* 147,248
959 West Pharmaceutical Services,
Inc. 265,883
2,660 Zimmer Biomet Holdings, Inc. 259,403
1,216 Zoetis, Inc. 155,867
50,087,465
Industrials – 12.8%
6,067 3M Co. 1,043,827
1,550 A O Smith Corp. 102,269
410 Acuity, Inc. 150,232
946 Advanced Drainage Systems,
Inc. 144,152
1,777 AECOM 183,262
835 AGCO Corp. 88,477
1,402 Air Lease Corp. 89,630
1,365 Alaska Air Group, Inc.* 58,504
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,157 Allegion PLC $ 192,097
947 Allison Transmission Holdings,
Inc. 83,961
2,149 Amentum Holdings, Inc.* 61,526
8,193 American Airlines Group, Inc.* 115,112
3,089 AMETEK, Inc. 611,282
4,953 API Group Corp.* 195,941
515 Applied Industrial Technologies,
Inc. 133,292
456 Armstrong World Industries, Inc. 86,521
1,892 ATI, Inc.* 190,714
395 Automatic Data Processing, Inc. 100,844
164 Avis Budget Group, Inc.* 22,284
8,354 Boeing Co. (The)* 1,578,906
167 Broadridge Financial Solutions,
Inc. 38,091
1,499 Builders FirstSource, Inc.* 168,233
1,005 BWX Technologies, Inc. 179,774
1,574 C.H. Robinson Worldwide, Inc. 250,061
292 CACI International, Inc., Class
A* 180,193
512 Carlisle Cos., Inc. 162,852
535 Carpenter Technology Corp. 170,419
10,813 Carrier Global Corp. 593,417
5,449 Caterpillar, Inc. 3,137,316
6,167 Clarivate PLC* 23,188
677 Clean Harbors, Inc.* 154,058
11,777 CNH Industrial NV 111,057
698 Concentrix Corp. 25,275
897 Copart, Inc.* 34,965
1,074 Core & Main, Inc., Class A* 51,917
658 Crane Co. 120,579
25,202 CSX Corp. 891,143
1,846 Cummins, Inc. 919,271
515 Curtiss-Wright Corp. 290,609
1,858 Dayforce, Inc.* 128,388
3,281 Deere & Co. 1,523,992
8,753 Delta Air Lines, Inc. 561,067
1,595 Donaldson Co., Inc. 143,391
1,820 Dover Corp. 337,210
5,267 Eaton Corp. PLC 1,821,803
392 EMCOR Group, Inc. 241,107
7,564 Emerson Electric Co. 1,008,886
1,379 Equifax, Inc. 292,858
770 Esab Corp. 86,425
800 Everus Construction Group,
Inc.* 73,568
1,785 Expeditors International of
Washington, Inc. 262,217
2,818 Fastenal Co. 113,847
2,926 FedEx Corp. 806,640
2,445 Ferguson Enterprises, Inc. 615,333
1,751 Flowserve Corp. 124,934
4,555 Fortive Corp. 243,601
1,619 Fortune Brands Innovations, Inc. 83,589
455 FTI Consulting, Inc.* 74,233
3,150 Gates Industrial Corp. PLC* 71,694
789 Generac Holdings, Inc.* 119,636
3,389 General Dynamics Corp. 1,157,784
2,158 Genpact Ltd. 95,081

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
2,232 Graco, Inc. $ 184,006
1,540 GXO Logistics, Inc.* 78,140
2,358 Hayward Holdings, Inc.* 38,789
1,079 Hexcel Corp. 82,252
8,576 Honeywell International, Inc. 1,648,222
713 Hubbell, Inc. 307,610
527 Huntington Ingalls Industries,
Inc. 165,278
1,010 IDEX Corp. 175,669
2,648 Illinois Tool Works, Inc. 660,093
5,417 Ingersoll Rand, Inc. 435,202
1,087 ITT, Inc. 200,182
1,077 J.B. Hunt Transport Services, Inc. 187,355
1,625 Jacobs Solutions, Inc. 219,066
8,869 Johnson Controls International
PLC 1,031,553
1,745 KBR, Inc. 71,929
766 Kirby Corp.* 86,956
2,113 Knight-Swift Transportation
Holdings, Inc. 96,775
2,503 L3Harris Technologies, Inc. 697,561
516 Landstar System, Inc. 67,513
1,715 Leidos Holdings, Inc. 327,737
615 Leonardo DRS, Inc. 21,015
723 Lincoln Electric Holdings, Inc. 173,108
2,026 Lockheed Martin Corp. 927,624
4,487 Lyft, Inc., Class A* 94,362
798 ManpowerGroup, Inc. 22,951
2,821 Masco Corp. 182,998
666 MasTec, Inc.* 142,444
674 Middleby Corp. (The)* 79,667
546 MSA Safety, Inc. 88,070
590 MSC Industrial Direct Co., Inc.,
Class A 52,486
1,458 Mueller Industries, Inc. 160,191
719 Nordson Corp. 170,878
3,031 Norfolk Southern Corp. 885,325
1,820 Northrop Grumman Corp. 1,041,495
2,183 nVent Electric PLC 234,170
2,363 Old Dominion Freight Line, Inc. 319,690
860 Oshkosh Corp. 110,235
5,309 Otis Worldwide Corp. 471,705
1,142 Owens Corning 129,320
6,918 PACCAR, Inc. 729,296
1,731 Parker-Hannifin Corp. 1,491,603
725 Parsons Corp.* 61,393
2,977 Paychex, Inc. 332,501
280 Paycom Software, Inc. 45,128
48 Paylocity Holding Corp.* 7,072
2,192 Pentair PLC 230,686
452 Quanta Services, Inc. 210,126
7,994 QXO, Inc.* 149,728
2,340 RB Global, Inc. (Canada) 229,788
338 RBC Bearings, Inc.* 150,400
887 Regal Rexnord Corp. 129,493
2,719 Republic Services, Inc. 590,186
1,322 Robert Half, Inc. 35,747
1,422 Rockwell Automation, Inc. 562,913
18,022 RTX Corp. 3,152,228
542 Ryder System, Inc. 93,880
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
355 Saia, Inc.* $ 99,954
762 Schneider National, Inc., Class B 17,229
630 Science Applications
International Corp. 54,312
1,953 Sensata Technologies Holding
PLC 62,633
519 Simpson Manufacturing Co., Inc. 86,870
457 SiteOne Landscape Supply, Inc.* 61,366
684 Snap-on, Inc. 232,594
5,680 Southwest Airlines Co. 197,721
1,543 Spirit AeroSystems Holdings,
Inc., Class A* 56,674
2,846 SS&C Technologies Holdings,
Inc. 244,585
1,736 StandardAero, Inc.* 45,344
2,076 Stanley Black & Decker, Inc. 148,476
2,922 Tetra Tech, Inc. 101,510
2,415 Textron, Inc. 200,831
842 Timken Co. (The) 68,530
1,326 Toro Co. (The) 92,475
612 TransDigm Group, Inc. 832,424
2,620 TransUnion 222,831
1,435 Trex Co., Inc.* 50,196
847 U-Haul Holding Co. 40,749
7,400 Union Pacific Corp. 1,715,542
4,375 United Airlines Holdings, Inc.* 446,075
9,856 United Parcel Service, Inc.,
Class B 944,106
872 United Rentals, Inc. 710,837
268 Valmont Industries, Inc. 110,676
1,922 Veralto Corp. 194,545
757 Verisk Analytics, Inc. 170,378
83 W.W. Grainger, Inc. 78,736
473 Watsco, Inc. 163,847
642 WESCO International, Inc. 171,677
2,281 Westinghouse Air Brake
Technologies Corp. 475,703
2,032 WillScot Holdings Corp. 40,132
811 Woodward, Inc. 243,324
1,221 XPO, Inc.* 173,455
3,268 Xylem, Inc. 459,710
52,010,372
Information Technology – 11.0%
8,404 Accenture PLC, Class A 2,101,000
8,975 Advanced Micro Devices, Inc.* 1,952,332
1,921 Akamai Technologies, Inc.* 171,968
1,874 Allegro MicroSystems, Inc.
(Japan)* 50,017
1,483 Amdocs Ltd. 113,420
1,748 Amkor Technology, Inc. 63,610
6,658 Analog Devices, Inc. 1,766,634
7,744 Applied Materials, Inc. 1,953,424
689 Arrow Electronics, Inc.* 74,419
13,223 Aurora Innovation, Inc.* 55,404
1,155 Avnet, Inc. 54,874
1,151 BILL Holdings, Inc.* 57,723
7,387 CCC Intelligent Solutions
Holdings, Inc.* 55,033
1,623 CDW Corp. 234,069

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
1,890 Ciena Corp.* $ 385,957
541 Circle Internet Group, Inc.* 43,242
706 Cirrus Logic, Inc.* 84,960
53,626 Cisco Systems, Inc. 4,125,984
2,269 Cognex Corp. 86,449
6,627 Cognizant Technology Solutions
Corp., Class A 514,984
2,061 Coherent Corp.* 338,540
10,483 Corning, Inc. 882,669
773 Crane NXT Co. 43,520
3,517 Dell Technologies, Inc., Class C 468,992
657 Docusign, Inc.* 45,563
879 Dolby Laboratories, Inc., Class A 59,289
2,002 Dropbox, Inc., Class A* 59,820
2,762 DXC Technology Co.* 36,458
1,689 Entegris, Inc. 130,289
771 EPAM Systems, Inc.* 144,177
788 F5, Inc.* 188,458
52 Fair Isaac Corp.* 93,903
1,368 First Solar, Inc.* 373,355
5,117 Flex Ltd.* 302,466
6,575 Gen Digital, Inc. 173,383
1,427 GLOBALFOUNDRIES, Inc.* 51,144
526 Globant SA* 33,469
17,608 Hewlett Packard Enterprise Co. 385,087
12,660 HP, Inc. 309,157
58,676 Intel Corp.* 2,379,899
12,538 International Business Machines
Corp. 3,868,976
334 IPG Photonics Corp.* 26,600
496 Jabil, Inc. 104,512
2,314 Keysight Technologies, Inc.* 458,056
3,047 Kyndryl Holdings, Inc.* 78,704
268 Lattice Semiconductor Corp.* 18,816
349 Littelfuse, Inc. 89,351
855 Lumentum Holdings, Inc.* 278,012
637 MACOM Technology Solutions
Holdings, Inc.* 111,469
10,796 Marvell Technology, Inc. 965,162
7,090 Microchip Technology, Inc. 379,882
15,001 Micron Technology, Inc. 3,547,436
971 MKS, Inc. 151,855
956 MongoDB, Inc.* 317,746
1,291 Motorola Solutions, Inc. 477,257
1,229 nCino, Inc.* 30,356
1,621 NetApp, Inc. 180,839
2,676 Nutanix, Inc., Class A* 127,913
1,346 Okta, Inc.* 108,124
5,661 ON Semiconductor Corp.* 284,409
533 Onto Innovation, Inc.* 76,304
785 Pegasystems, Inc. 42,994
1,419 PTC, Inc.* 248,935
627 Pure Storage, Inc., Class A* 55,778
2,807 Qnity Electronics, Inc. 227,620
1,146 Qorvo, Inc.* 98,430
11,238 QUALCOMM, Inc. 1,888,995
1,518 Ralliant Corp. 74,944
1,444 Roper Technologies, Inc. 644,342
528 Rubrik, Inc., Class A* 36,601
811 SailPoint, Inc.* 14,939
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
11,130 Salesforce, Inc. $ 2,565,910
1,756 Sandisk Corp.* 392,080
1,093 SentinelOne, Inc., Class A* 17,717
2,059 Skyworks Solutions, Inc. 135,791
3,356 Strategy, Inc.* 594,616
3,740 Super Micro Computer, Inc.* 126,599
651 Synopsys, Inc.* 272,124
1,052 TD SYNNEX Corp. 160,409
623 Teledyne Technologies, Inc.* 311,201
983 Teradata Corp.* 28,153
2,157 Teradyne, Inc. 392,337
7,209 Texas Instruments, Inc. 1,213,058
3,202 Trimble, Inc.* 260,707
1,596 Twilio, Inc., Class A* 206,985
102 Tyler Technologies, Inc.* 47,901
5,854 UiPath, Inc., Class A* 81,136
4,000 Unity Software, Inc.* 170,080
590 Universal Display Corp. 70,169
1,140 VeriSign, Inc. 287,269
1,990 Vontier Corp. 72,197
4,653 Western Digital Corp. 759,974
679 Zebra Technologies Corp., Class
A* 171,617
3,530 Zoom Communications, Inc.,
Class A* 299,909
44,098,437
Materials – 3.9%
2,983 Air Products and Chemicals, Inc. 778,712
1,574 Albemarle Corp. 204,604
3,474 Alcoa Corp. 145,005
30,552 Amcor PLC 260,303
5,944 Anglogold Ashanti PLC
(Australia) 509,282
879 AptarGroup, Inc. 109,655
704 Ashland, Inc. 37,242
1,051 Avery Dennison Corp. 181,161
2,932 Axalta Coating Systems Ltd.* 88,341
3,796 Ball Corp. 188,016
1,498 Celanese Corp. 62,392
2,219 CF Industries Holdings, Inc. 174,635
6,535 Cleveland-Cliffs, Inc.* 85,216
9,189 Corteva, Inc. 619,982
9,101 CRH PLC 1,091,756
1,552 Crown Holdings, Inc. 150,280
9,503 Dow, Inc. 226,647
5,623 DuPont de Nemours, Inc. 223,627
411 Eagle Materials, Inc. 91,949
1,539 Eastman Chemical Co. 95,541
2,543 Ecolab, Inc. 699,732
3,022 Element Solutions, Inc. 78,330
1,671 FMC Corp. 23,879
19,202 Freeport-McMoRan, Inc. 825,302
3,994 Graphic Packaging Holding Co. 64,623
2,510 Huntsman Corp. 26,154
3,446 International Flavors &
Fragrances, Inc. 239,428
7,043 International Paper Co. 278,058
685 James Hardie Industries PLC* 13,549
6,325 Linde PLC 2,595,274

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
848 Louisiana-Pacific Corp. $ 69,544
3,445 LyondellBasell Industries NV,
Class A 168,771
809 Martin Marietta Materials, Inc. 504,201
4,234 Mosaic Co. (The) 103,691
1,724 MP Materials Corp.* 106,802
76 NewMarket Corp. 58,028
14,813 Newmont Corp. 1,343,983
3,080 Nucor Corp. 491,229
1,810 Olin Corp. 38,191
1,186 Packaging Corp. of America 242,027
3,049 PPG Industries, Inc. 305,022
704 Reliance, Inc. 196,641
1,111 Royal Gold, Inc. 226,466
1,710 RPM International, Inc. 183,397
658 Scotts Miracle-Gro Co. (The) 37,256
2,077 Sealed Air Corp. 89,207
293 Sherwin-Williams Co. (The) 100,701
1,270 Silgan Holdings, Inc. 50,343
6,990 Smurfit WestRock PLC 249,473
2,142 Solstice Advanced Materials,
Inc.* 102,131
1,476 Sonoco Products Co. 62,243
1,120 Southern Copper Corp. (Mexico) 150,954
1,709 Steel Dynamics, Inc. 286,821
1,776 Vulcan Materials Co. 527,898
455 Westlake Corp. 30,399
15,894,094
Real Estate – 4.0%
1,507 Agree Realty Corp. REIT 113,357
2,307 Alexandria Real Estate Equities,
Inc. REIT 123,817
4,583 American Homes 4 Rent, Class
A REIT 147,206
3,830 Americold Realty Trust, Inc.
REIT 41,479
1,905 AvalonBay Communities, Inc.
REIT 346,596
4,092 Brixmor Property Group, Inc.
REIT 106,965
2,125 BXP, Inc. REIT 153,765
1,445 Camden Property Trust REIT 153,661
3,555 CBRE Group, Inc., Class A* 575,306
4,907 CoStar Group, Inc.* 337,602
2,359 Cousins Properties, Inc. REIT 60,815
5,822 Crown Castle, Inc. REIT 531,432
3,037 CubeSmart REIT 113,067
4,527 Digital Realty Trust, Inc. REIT 724,863
696 EastGroup Properties, Inc. REIT 126,101
1,117 EPR Properties REIT 58,386
1,308 Equinix, Inc. REIT 985,329
2,551 Equity LifeStyle Properties, Inc.
REIT 160,381
5,085 Equity Residential REIT 313,999
857 Essex Property Trust, Inc. REIT 225,922
2,831 Extra Space Storage, Inc. REIT 377,004
1,144 Federal Realty Investment Trust
REIT 112,947
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
1,721 First Industrial Realty Trust, Inc.
REIT $ 98,510
3,545 Gaming and Leisure Properties,
Inc. REIT 154,314
4,409 Healthcare Realty Trust, Inc.
REIT 80,376
9,305 Healthpeak Properties, Inc. REIT 169,909
1,426 Highwoods Properties, Inc. REIT 39,643
9,210 Host Hotels & Resorts, Inc.
REIT 162,372
428 Howard Hughes Holdings, Inc.* 38,319
8,201 Invitation Homes, Inc. REIT 231,268
3,937 Iron Mountain, Inc. REIT 339,960
453 Jones Lang LaSalle, Inc.* 147,538
1,575 Kilroy Realty Corp. REIT 67,552
8,972 Kimco Realty Corp. REIT 185,361
941 Lineage, Inc. REIT 33,707
6,686 Medical Properties Trust, Inc.
REIT 38,511
1,560 Mid-America Apartment
Communities, Inc. REIT 211,988
1,620 Millrose Properties, Inc. REIT 49,345
1,084 National Storage Affiliates Trust
REIT 31,924
2,506 NNN REIT, Inc. REIT 103,623
3,794 Omega Healthcare Investors, Inc.
REIT 174,220
3,279 Park Hotels & Resorts, Inc. REIT 35,479
12,459 Prologis, Inc. REIT 1,601,355
1,840 Public Storage REIT 505,154
2,403 Rayonier, Inc. REIT 53,371
12,191 Realty Income Corp. REIT 702,323
2,424 Regency Centers Corp. REIT 172,492
3,303 Rexford Industrial Realty, Inc.
REIT 137,438
1,444 SBA Communications Corp.
REIT 280,526
3,381 Simon Property Group, Inc.
REIT 629,948
2,502 STAG Industrial, Inc. REIT 98,279
1,377 Sun Communities, Inc. REIT 177,413
4,193 UDR, Inc. REIT 152,709
6,096 Ventas, Inc. REIT 491,520
14,175 VICI Properties, Inc. REIT 408,523
2,369 Vornado Realty Trust REIT 87,227
2,913 W.P. Carey, Inc. REIT 196,249
9,014 Welltower, Inc. REIT 1,876,895
9,737 Weyerhaeuser Co. REIT 216,259
764 Zillow Group, Inc., Class A* 55,275
2,180 Zillow Group, Inc., Class C* 162,149
16,289,024
Utilities – 4.6%
9,534 AES Corp. (The) 134,048
3,454 Alliant Energy Corp. 239,949
3,622 Ameren Corp. 385,200
7,183 American Electric Power Co.,
Inc. 889,040
2,618 American Water Works Co., Inc. 340,523
2,124 Atmos Energy Corp. 374,610

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
(EMPTY)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
2,065 Brookfield Renewable Corp.
(Canada)
(a)
$ 85,677
8,853 CenterPoint Energy, Inc. 353,943
698 Clearway Energy, Inc., Class A 23,872
1,096 Clearway Energy, Inc., Class C 40,135
3,990 CMS Energy Corp. 301,006
4,838 Consolidated Edison, Inc. 485,542
4,205 Constellation Energy Corp. 1,532,134
11,456 Dominion Energy, Inc. 719,093
2,778 DTE Energy Co. 380,669
10,447 Duke Energy Corp. 1,294,801
5,116 Edison International 301,281
6,014 Entergy Corp. 586,485
3,899 Essential Utilities, Inc. 154,361
3,086 Evergy, Inc. 239,628
4,939 Eversource Energy 331,802
13,568 Exelon Corp. 639,324
7,372 FirstEnergy Corp. 351,792
800 IDACORP, Inc. 105,424
3,100 MDU Resources Group, Inc. 66,092
1,233 National Fuel Gas Co. 101,661
27,696 NextEra Energy, Inc. 2,389,888
6,316 NiSource, Inc. 278,725
2,697 OGE Energy Corp. 123,469
29,432 PG&E Corp. 474,444
1,595 Pinnacle West Capital Corp. 144,922
9,935 PPL Corp. 366,601
6,700 Public Service Enterprise Group,
Inc. 559,584
8,761 Sempra 829,842
14,781 Southern Co. (The) 1,346,845
609 Talen Energy Corp.* 240,110
2,891 UGI Corp. 114,339
4,284 WEC Energy Group, Inc. 480,108
7,981 Xcel Energy, Inc. 655,320
18,462,289
TOTAL COMMON STOCKS
(Cost $348,717,082)
402,499,348
Units Description Expiration Month Value
aa
Right – 0.0%
Communication Services – 0.0%
102 GCI Liberty, Inc.,
Class R*
(Cost $0)
12/25 633
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,188,125 3.902% $ 1,188,125
(Cost $1,188,125)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $349,905,207)
403,688,106
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
102,221 3.928% 102,221
(Cost $102,221)
TOTAL INVESTMENTS – 99.9%
(Cost $350,007,428)
$ 403,790,327
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
597,747
NET ASSETS – 100.0%
$ 404,388,074
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2025, the
Fund
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 14 12/19/25 $ 1,445,080 $ 40,024

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 11.2%
301,674 Alphabet, Inc., Class A $ 96,589,981
262,366 Alphabet, Inc., Class C 83,988,604
372,661 AT&T, Inc. 9,696,639
4,670 Charter Communications, Inc.,
Class A* 934,560
189,921 Comcast Corp., Class A 5,068,992
11,717 Electronic Arts, Inc. 2,367,186
10,972 Fox Corp., Class A 718,666
6,709 Fox Corp., Class B 390,866
8,208 Live Nation Entertainment, Inc.* 1,078,942
112,111 Meta Platforms, Inc., Class A 72,642,322
215,160 Netflix, Inc.* 23,146,913
30,656 Pinterest, Inc., Class A* 800,735
31,911 ROBLOX Corp., Class A* 3,032,502
7,990 Spotify Technology SA* 4,784,971
8,926 Take-Two Interactive Software,
Inc.* 2,196,421
24,194 T-Mobile US, Inc. 5,056,788
23,016 Trade Desk, Inc. (The), Class A* 910,513
218,611 Verizon Communications, Inc. 8,987,098
93,141 Walt Disney Co. (The) 9,730,440
117,490 Warner Bros Discovery, Inc.* 2,819,760
7,028 Warner Music Group Corp.,
Class A 198,471
335,141,370
Consumer Discretionary – 10.5%
21,549 Airbnb, Inc., Class A* 2,521,018
494,444 Amazon.com, Inc.* 115,314,230
863 AutoZone, Inc.* 3,412,587
1,666 Booking Holdings, Inc. 8,187,874
54,037 Carnival Corp.* 1,393,074
6,956 Carvana Co.* 2,605,022
69,336 Chipotle Mexican Grill, Inc.* 2,393,479
58,452 Coupang, Inc. (South Korea)* 1,646,008
14,049 D.R. Horton, Inc. 2,233,932
6,052 Darden Restaurants, Inc. 1,086,818
17,374 DoorDash, Inc., Class A* 3,446,480
24,778 DraftKings, Inc., Class A* 821,638
23,826 eBay, Inc. 1,972,555
6,264 Expedia Group, Inc. 1,601,642
9,164 Flutter Entertainment PLC
(United Kingdom)* 1,913,535
202,019 Ford Motor Co. 2,682,812
7,955 Garmin Ltd. 1,553,771
49,717 General Motors Co. 3,655,194
7,035 Genuine Parts Co. 917,364
12,075 Hilton Worldwide Holdings, Inc. 3,441,737
51,508 Home Depot, Inc. (The) 18,384,235
17,349 Las Vegas Sands Corp. 1,182,508
11,573 Lennar Corp., Class A 1,519,535
438 Lennar Corp., Class B 54,132
29,019 Lowe’s Cos., Inc. 7,036,527
5,428 Lululemon Athletica, Inc.* 999,729
12,367 Marriott International, Inc.,
Class A 3,769,338
36,994 McDonald's Corp. 11,535,469
2,440 MercadoLibre, Inc. (Brazil)* 5,055,143
60,201 NIKE, Inc., Class B 3,890,791
136 NVR, Inc.* 1,020,991
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
44,189 O'Reilly Automotive, Inc.* $ 4,494,021
10,272 PulteGroup, Inc. 1,306,496
16,619 Ross Stores, Inc. 2,930,927
13,010 Royal Caribbean Cruises Ltd. 3,463,913
57,713 Starbucks Corp. 5,027,379
150,325 Tesla, Inc.* 64,665,305
57,761 TJX Cos., Inc. (The) 8,775,051
27,421 Tractor Supply Co. 1,502,122
2,328 Ulta Beauty, Inc.* 1,254,396
14,395 Yum! Brands, Inc. 2,205,458
312,874,236
Consumer Staples – 4.8%
87,188 Altria Group, Inc. 5,144,964
24,707 Archer-Daniels-Midland Co. 1,500,703
12,733 Church & Dwight Co., Inc. 1,084,342
200,429 Coca-Cola Co. (The) 14,655,368
41,967 Colgate-Palmolive Co. 3,373,727
8,056 Constellation Brands, Inc., Class
A 1,098,677
22,991 Costco Wholesale Corp. 21,004,348
11,326 Dollar General Corp. 1,240,084
10,180 Dollar Tree, Inc.* 1,128,046
11,326 Estee Lauder Cos., Inc. (The),
Class A 1,065,437
28,022 General Mills, Inc. 1,326,842
7,644 Hershey Co. (The) 1,437,683
14,278 Kellanova 1,194,212
99,355 Kenvue, Inc. 1,723,809
66,602 Keurig Dr Pepper, Inc. 1,858,196
17,129 Kimberly-Clark Corp. 1,869,116
44,458 Kraft Heinz Co. (The) 1,134,124
31,406 Kroger Co. (The) 2,112,996
13,114 McCormick & Co., Inc. 884,933
67,039 Mondelez International, Inc.,
Class A 3,859,435
35,880 Monster Beverage Corp.* 2,690,641
71,024 PepsiCo, Inc. 10,564,110
80,548 Philip Morris International, Inc. 12,684,699
121,373 Procter & Gamble Co. (The) 17,982,624
25,093 Sysco Corp. 1,912,087
23,489 Target Corp. 2,128,573
14,586 Tyson Foods, Inc., Class A 846,717
224,641 Walmart, Inc. 24,825,077
142,331,570
Energy – 2.8%
51,268 Baker Hughes Co. 2,573,654
11,334 Cheniere Energy, Inc. 2,362,686
99,610 Chevron Corp. 15,054,059
65,340 ConocoPhillips 5,795,004
38,990 Coterra Energy, Inc. 1,046,492
31,114 Devon Energy Corp. 1,153,085
9,758 Diamondback Energy, Inc. 1,488,973
28,247 EOG Resources, Inc. 3,046,439
221,210 Exxon Mobil Corp. 25,642,663
44,400 Halliburton Co. 1,164,168
100,643 Kinder Morgan, Inc. 2,749,567
15,888 Marathon Petroleum Corp. 3,077,982
39,887 Occidental Petroleum Corp. 1,675,254
32,281 ONEOK, Inc. 2,350,702

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
21,065 Phillips 66 $ 2,885,062
77,358 SLB Ltd. 2,803,454
11,087 Targa Resources Corp. 1,943,662
16,164 Valero Energy Corp. 2,857,149
63,130 Williams Cos., Inc. (The) 3,846,511
83,516,566
Financials – 12.7%
25,272 Aflac, Inc. 2,787,754
13,660 Allstate Corp. (The) 2,909,307
28,532 American Express Co. 10,421,884
28,691 American International Group,
Inc. 2,185,107
4,930 Ameriprise Financial, Inc. 2,246,798
10,082 Aon PLC, Class A 3,568,221
21,944 Apollo Global Management, Inc. 2,893,316
18,612 Arch Capital Group Ltd.* 1,748,039
10,733 Ares Management Corp., Class A 1,683,471
13,138 Arthur J Gallagher & Co. 3,253,232
333,359 Bank of America Corp. 17,884,710
37,061 Bank of New York Mellon Corp.
(The) 4,154,538
71,335 Berkshire Hathaway, Inc., Class
B* 36,652,636
7,972 Blackrock, Inc. 8,349,076
38,061 Blackstone, Inc. 5,572,892
28,589 Block, Inc.* 1,909,745
32,906 Capital One Financial Corp. 7,208,717
5,406 Cboe Global Markets, Inc. 1,395,667
88,743 Charles Schwab Corp. (The) 8,229,138
19,299 Chubb Ltd. 5,715,978
7,969 Cincinnati Financial Corp. 1,335,525
92,760 Citigroup, Inc. 9,609,936
22,540 Citizens Financial Group, Inc. 1,219,414
18,609 CME Group, Inc. 5,237,689
10,817 Coinbase Global, Inc., Class A* 2,951,094
3,553 Corpay, Inc.* 1,050,977
2,167 Everest Group Ltd. 681,066
27,218 Fidelity National Information
Services, Inc. 1,790,128
34,509 Fifth Third Bancorp 1,499,761
28,727 Fiserv, Inc.* 1,765,849
12,534 Global Payments, Inc. 949,576
15,633 Goldman Sachs Group, Inc.
(The)
(a)
12,913,483
14,714 Hartford Insurance Group, Inc.
(The) 2,016,259
75,128 Huntington Bancshares, Inc. 1,224,586
21,436 Interactive Brokers Group, Inc.,
Class A 1,393,769
29,430 Intercontinental Exchange, Inc. 4,629,339
142,303 JPMorgan Chase & Co. 44,552,223
48,229 KeyCorp 886,449
35,218 KKR & Co., Inc. 4,307,514
8,947 Loews Corp. 965,113
8,283 M&T Bank Corp. 1,575,592
648 Markel Group, Inc.* 1,348,125
25,471 Marsh & McLennan Cos., Inc. 4,672,655
41,737 Mastercard, Inc., Class A 22,977,471
29,087 MetLife, Inc. 2,226,901
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
8,060 Moody's Corp. $ 3,955,687
63,559 Morgan Stanley 10,783,420
3,875 MSCI, Inc. 2,184,415
22,245 Nasdaq, Inc. 2,022,515
10,045 Northern Trust Corp. 1,319,310
50,322 PayPal Holdings, Inc. 3,154,686
20,421 PNC Financial Services Group,
Inc. (The) 3,894,693
11,585 Principal Financial Group, Inc. 982,640
30,281 Progressive Corp. (The) 6,927,990
18,310 Prudential Financial, Inc. 1,982,058
9,436 Raymond James Financial, Inc. 1,477,111
46,493 Regions Financial Corp. 1,183,247
38,529 Robinhood Markets, Inc., Class
A* 4,950,591
47,259 Rocket Cos., Inc., Class A 944,235
15,871 S&P Global, Inc. 7,916,931
14,711 State Street Corp. 1,750,903
19,670 Synchrony Financial 1,521,671
11,215 T. Rowe Price Group, Inc. 1,148,192
11,710 Travelers Cos., Inc. (The) 3,429,391
67,667 Truist Financial Corp. 3,146,516
77,879 US Bancorp 3,819,965
88,175 Visa, Inc., Class A 29,489,247
15,516 W R Berkley Corp. 1,205,438
166,232 Wells Fargo & Co. 14,271,017
5,131 Willis Towers Watson PLC 1,647,051
379,659,640
Health Care – 9.9%
89,682 Abbott Laboratories 11,560,010
91,447 AbbVie, Inc. 20,822,482
14,679 Agilent Technologies, Inc. 2,253,226
6,732 Alnylam Pharmaceuticals, Inc.* 3,037,680
27,740 Amgen, Inc. 9,583,060
14,844 Becton Dickinson & Co. 2,880,033
7,543 Biogen, Inc.* 1,373,505
76,444 Boston Scientific Corp.* 7,765,182
105,355 Bristol-Myers Squibb Co. 5,183,466
12,371 Cardinal Health, Inc. 2,625,868
8,979 Cencora, Inc. 3,312,622
25,955 Centene Corp.* 1,021,070
13,595 Cigna Group (The) 3,769,622
65,495 CVS Health Corp. 5,263,178
32,986 Danaher Corp. 7,480,565
20,252 Dexcom, Inc.* 1,285,394
29,888 Edwards Lifesciences Corp.* 2,590,393
11,686 Elevance Health, Inc. 3,952,906
43,918 Eli Lilly & Co. 47,232,491
23,721 GE HealthCare Technologies,
Inc. 1,897,443
64,353 Gilead Sciences, Inc. 8,098,182
8,470 HCA Healthcare, Inc. 4,305,216
6,245 Humana, Inc. 1,534,834
4,140 IDEXX Laboratories, Inc.* 3,116,923
18,464 Intuitive Surgical, Inc.* 10,588,735
8,885 IQVIA Holdings, Inc.* 2,043,639
124,627 Johnson & Johnson 25,787,819
4,327 Labcorp Holdings, Inc. 1,163,011
6,457 McKesson Corp. 5,689,392

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
66,423 Medtronic PLC $ 6,996,335
130,026 Merck & Co., Inc. 13,630,626
1,069 Mettler-Toledo International,
Inc.* 1,578,614
294,537 Pfizer, Inc. 7,581,382
5,747 Quest Diagnostics, Inc. 1,087,217
5,288 Regeneron Pharmaceuticals, Inc. 4,125,645
7,509 ResMed, Inc. 1,921,027
19,870 Royalty Pharma PLC, Class A 795,197
5,081 STERIS PLC 1,352,969
17,810 Stryker Corp. 6,610,716
19,520 Thermo Fisher Scientific, Inc. 11,533,002
46,903 UnitedHealth Group, Inc. 15,467,202
7,727 Veeva Systems, Inc., Class A* 1,856,721
13,287 Vertex Pharmaceuticals, Inc.* 5,761,376
3,071 Waters Corp.* 1,238,903
3,729 West Pharmaceutical Services,
Inc. 1,033,865
10,232 Zimmer Biomet Holdings, Inc. 997,825
23,066 Zoetis, Inc. 2,956,600
293,743,169
Industrials – 7.8%
27,802 3M Co. 4,783,334
11,918 AMETEK, Inc. 2,358,453
20,991 Automatic Data Processing, Inc. 5,359,002
3,794 Axon Enterprise, Inc.* 2,049,291
37,363 Boeing Co. (The)* 7,061,607
6,049 Broadridge Financial Solutions,
Inc. 1,379,716
41,340 Carrier Global Corp. 2,268,739
24,339 Caterpillar, Inc. 14,013,423
17,768 Cintas Corp. 3,305,203
44,438 Copart, Inc.* 1,732,193
97,103 CSX Corp. 3,433,562
7,109 Cummins, Inc. 3,540,140
12,801 Deere & Co. 5,945,937
33,729 Delta Air Lines, Inc. 2,162,029
7,075 Dover Corp. 1,310,856
20,161 Eaton Corp. PLC 6,973,488
29,047 Emerson Electric Co. 3,874,289
6,377 Equifax, Inc. 1,354,283
59,337 Fastenal Co. 2,397,215
11,395 FedEx Corp. 3,141,374
9,641 Ferguson Enterprises, Inc. 2,426,350
17,538 Fortive Corp. 937,932
14,085 GE Vernova, Inc. 8,447,760
11,431 General Dynamics Corp. 3,905,173
55,056 General Electric Co. 16,431,463
32,950 Honeywell International, Inc. 6,332,661
20,696 Howmet Aerospace, Inc. 4,234,195
15,077 Illinois Tool Works, Inc. 3,758,395
20,866 Ingersoll Rand, Inc. 1,676,374
33,856 Johnson Controls International
PLC 3,937,791
9,680 L3Harris Technologies, Inc. 2,697,719
6,651 Leidos Holdings, Inc. 1,271,006
12,125 Lockheed Martin Corp. 5,551,553
12,687 Norfolk Southern Corp. 3,705,746
7,445 Northrop Grumman Corp. 4,260,401
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
9,593 Old Dominion Freight Line, Inc. $ 1,297,837
20,463 Otis Worldwide Corp. 1,818,138
26,841 PACCAR, Inc. 2,829,578
6,573 Parker-Hannifin Corp. 5,663,954
16,643 Paychex, Inc. 1,858,857
7,589 Quanta Services, Inc. 3,527,974
10,557 Republic Services, Inc. 2,291,502
5,825 Rockwell Automation, Inc. 2,305,885
15,398 Rollins, Inc. 946,669
69,157 RTX Corp. 12,096,251
2,658 Snap-on, Inc. 903,853
24,226 Southwest Airlines Co. 843,307
11,153 SS&C Technologies Holdings,
Inc. 958,489
11,528 Trane Technologies PLC 4,858,821
2,858 TransDigm Group, Inc. 3,887,366
104,483 Uber Technologies, Inc.* 9,146,442
30,906 Union Pacific Corp. 7,164,938
16,854 United Airlines Holdings, Inc.* 1,718,434
37,991 United Parcel Service, Inc.,
Class B 3,639,158
3,345 United Rentals, Inc. 2,726,777
7,195 Verisk Analytics, Inc. 1,619,379
17,896 Vertiv Holdings Co., Class A 3,216,448
2,263 W.W. Grainger, Inc. 2,146,750
20,798 Waste Management, Inc. 4,531,260
8,788 Westinghouse Air Brake
Technologies Corp. 1,832,737
12,528 Xylem, Inc. 1,762,314
233,611,771
Information Technology – 34.5%
34,160 Accenture PLC, Class A 8,540,000
21,709 Adobe, Inc.* 6,949,702
83,397 Advanced Micro Devices, Inc.* 18,141,349
5,653 Amdocs Ltd. 432,341
62,436 Amphenol Corp., Class A 8,797,232
25,618 Analog Devices, Inc. 6,797,480
749,936 Apple, Inc. 209,119,654
41,469 Applied Materials, Inc. 10,460,555
13,145 AppLovin Corp., Class A* 7,880,165
53,409 Arista Networks, Inc.* 6,979,488
5,085 ARM Holdings PLC ADR* 689,323
8,551 Atlassian Corp., Class A* 1,278,546
11,081 Autodesk, Inc.* 3,361,311
240,295 Broadcom, Inc. 96,829,273
14,084 Cadence Design Systems, Inc.* 4,391,955
6,816 CDW Corp. 983,004
6,841 Circle Internet Group, Inc.* 546,801
205,134 Cisco Systems, Inc. 15,783,010
15,819 Cloudflare, Inc., Class A* 3,167,122
25,481 Cognizant Technology Solutions
Corp., Class A 1,980,128
12,383 CoreWeave, Inc., Class A* 905,445
40,113 Corning, Inc. 3,377,515
12,780 Crowdstrike Holdings, Inc.,
Class A* 6,507,065
16,019 Datadog, Inc., Class A* 2,563,200
15,485 Dell Technologies, Inc., Class C 2,064,925
1,234 Fair Isaac Corp.* 2,228,394

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
31,839 Fortinet, Inc.* $ 2,583,098
3,860 Gartner, Inc.* 898,376
28,279 Gen Digital, Inc. 745,717
3,963 GLOBALFOUNDRIES, Inc.* 142,034
67,805 Hewlett Packard Enterprise Co. 1,482,895
48,566 HP, Inc. 1,185,982
2,611 HubSpot, Inc.* 959,073
242,445 Intel Corp.* 9,833,569
48,339 International Business Machines
Corp. 14,916,449
14,045 Intuit, Inc. 8,905,654
8,882 Keysight Technologies, Inc.* 1,758,192
6,848 KLA Corp. 8,049,619
65,327 Lam Research Corp. 10,191,012
44,496 Marvell Technology, Inc. 3,977,942
27,379 Microchip Technology, Inc. 1,466,967
58,138 Micron Technology, Inc. 13,748,474
380,696 Microsoft Corp. 187,306,239
4,124 MongoDB, Inc.* 1,370,694
2,395 Monolithic Power Systems, Inc. 2,222,967
8,628 Motorola Solutions, Inc. 3,189,599
10,333 NetApp, Inc. 1,152,749
1,211,618 NVIDIA Corp. 214,456,386
21,563 ON Semiconductor Corp.* 1,083,325
86,210 Oracle Corp. 17,410,109
109,534 Palantir Technologies, Inc., Class
A* 18,451,002
34,790 Palo Alto Networks, Inc.* 6,614,623
10,818 Qnity Electronics, Inc. 877,232
55,956 QUALCOMM, Inc. 9,405,644
5,558 Roper Technologies, Inc. 2,480,091
48,057 Salesforce, Inc. 11,079,061
10,230 Seagate Technology Holdings
PLC 2,830,539
10,780 ServiceNow, Inc.* 8,757,780
16,697 Snowflake, Inc.* 4,194,954
13,504 Strategy, Inc.* 2,392,639
26,381 Super Micro Computer, Inc.* 892,997
9,547 Synopsys, Inc.* 3,990,741
15,329 TE Connectivity PLC
(Switzerland) 3,466,653
46,850 Texas Instruments, Inc. 7,883,449
12,338 Trimble, Inc.* 1,004,560
4,196 VeriSign, Inc. 1,057,350
11,141 Workday, Inc., Class A* 2,402,222
13,603 Zoom Communications, Inc.,
Class A* 1,155,711
4,926 Zscaler, Inc.* 1,238,889
1,029,968,241
Materials – 1.6%
11,352 Air Products and Chemicals, Inc. 2,963,440
35,311 Corteva, Inc. 2,382,433
35,025 CRH PLC 4,201,599
21,636 DuPont de Nemours, Inc. 860,464
13,028 Ecolab, Inc. 3,584,785
74,105 Freeport-McMoRan, Inc. 3,185,033
26,965 International Paper Co. 1,064,578
24,352 Linde PLC 9,992,113
3,110 Martin Marietta Materials, Inc. 1,938,276
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
57,662 Newmont Corp. $ 5,231,673
11,916 Nucor Corp. 1,900,483
4,590 Packaging Corp. of America 936,681
11,749 PPG Industries, Inc. 1,175,370
11,986 Sherwin-Williams Co. (The) 4,119,468
8,329 Solstice Advanced Materials,
Inc.* 397,127
4,669 Southern Copper Corp. (Mexico) 629,288
6,821 Vulcan Materials Co. 2,027,474
46,590,285
Real Estate – 1.7%
24,214 American Tower Corp. REIT 4,389,272
7,363 AvalonBay Communities, Inc.
REIT 1,339,624
15,486 CBRE Group, Inc., Class A* 2,506,099
21,504 CoStar Group, Inc.* 1,479,475
22,465 Crown Castle, Inc. REIT 2,050,605
17,447 Digital Realty Trust, Inc. REIT 2,793,614
5,052 Equinix, Inc. REIT 3,805,722
17,731 Equity Residential REIT 1,094,889
3,305 Essex Property Trust, Inc. REIT 871,264
10,864 Extra Space Storage, Inc. REIT 1,446,759
29,653 Invitation Homes, Inc. REIT 836,215
15,151 Iron Mountain, Inc. REIT 1,308,289
47,944 Prologis, Inc. REIT 6,162,242
8,168 Public Storage REIT 2,242,443
46,752 Realty Income Corp. REIT 2,693,383
5,504 SBA Communications Corp.
REIT 1,069,262
16,745 Simon Property Group, Inc.
REIT 3,119,928
23,294 Ventas, Inc. REIT 1,878,195
54,625 VICI Properties, Inc. REIT 1,574,293
34,678 Welltower, Inc. REIT 7,220,653
37,531 Weyerhaeuser Co. REIT 833,564
50,715,790
Utilities – 2.3%
13,284 Alliant Energy Corp. 922,839
13,942 Ameren Corp. 1,482,732
27,676 American Electric Power Co.,
Inc. 3,425,459
10,082 American Water Works Co., Inc. 1,311,366
8,199 Atmos Energy Corp. 1,446,058
33,750 CenterPoint Energy, Inc. 1,349,325
15,403 CMS Energy Corp. 1,162,002
18,676 Consolidated Edison, Inc. 1,874,323
16,217 Constellation Energy Corp. 5,908,826
44,113 Dominion Energy, Inc. 2,768,973
10,688 DTE Energy Co. 1,464,577
40,225 Duke Energy Corp. 4,985,486
19,945 Edison International 1,174,561
23,130 Entergy Corp. 2,255,638
19,010 Eversource Energy 1,277,092
52,213 Exelon Corp. 2,460,277
28,354 FirstEnergy Corp. 1,353,053
106,574 NextEra Energy, Inc. 9,196,270
113,691 PG&E Corp. 1,832,699
38,295 PPL Corp. 1,413,085

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
25,813 Public Service Enterprise Group,
Inc. $ 2,155,902
33,786 Sempra 3,200,210
56,800 Southern Co. (The) 5,175,616
17,300 Vistra Corp. 3,094,278
16,504 WEC Energy Group, Inc. 1,849,603
30,684 Xcel Energy, Inc. 2,519,463
67,059,713
TOTAL COMMON STOCKS
(Cost $2,269,801,960)
2,975,212,351
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
3,334,080 3.902% $ 3,334,080
(Cost $3,334,080)
TOTAL INVESTMENTS – 99.9%
(Cost $2,273,136,040)
$ 2,978,546,431
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
2,930,081
NET ASSETS – 100.0%
$ 2,981,476,512
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2025, the
Fund
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 13 12/19/25 $ 4,458,675 $ 31,937

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying
Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2025:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
MarketBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 4,047,362 $ — $ —
Asia 111,010,629 2,517,353 1,299
Europe 1,433,548 — —
North America 2,818,616 — —
Oceania 12,618 — —
South America 5,436,338 1,482,943 —
Exchange-Traded Fund 633,739 — —
Investment Company 988,888 — —
Securities Lending Reinvestment Vehicle 626,976 — —
Total
$ 127,008,714 $ 4,000,296 $ 1,299
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 1,753,212 $ — $ —
Asia 287,152,319 — —
Europe 485,175,835 3,188,701 —
North America 86,011,401 532,989 —
Oceania 70,130,957 — —
South America 843,724 — —
Investment Company 2,356,674 — —
Securities Lending Reinvestment Vehicle 15,300,470 — —
Total
$ 948,724,592 $ 3,721,690 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 109,179 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
Russell 1000 Growth Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 577,507 $ — $ —
Europe 629,333 — —
North America 389,509,240 242 —
Oceania 81,482 — —
South America 931,017 — —
Investment Company 977,600 — —
Securities Lending Reinvestment Vehicle 159,447 — —
Total
$ 392,865,626 $ 242 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 20,107 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
Russell 1000 Value Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 50,017 $ — $ —
Europe 493,903 — —
North America 401,348,266 633 —
Oceania 509,282 — —
South America 97,880 — —
Investment Company 1,188,125 — —
Securities Lending Reinvestment Vehicle 102,221 — —
Total
$ 403,789,694 $ 633 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 40,024 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
U.S. Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,646,008 $ — $ —
Europe 5,380,188 — —
North America 2,963,131,012 — —
South America 5,055,143 — —
Investment Company 3,334,080 — —
Total
$ 2,978,546,431 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 31,937 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Diversification Risk — Each Fund is classified as a “diversified” fund; however, each Fund may become “non-diversified,” meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds, to the extent its respective Index is non-diversified. Each fund thus may invest a larger percentage of its assets in fewer issuers than diversified funds.
Index Risk — Solactive AG and FTSE Russell (the “Index Providers”) constructs each applicable Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its
Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each respective Index, but it does not guarantee the accuracy or availability of any such third party data.
Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index
Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for Goldman Sachs MarketBeta
®
Emerging Markets Equity ETF, Goldman Sachs MarketBeta
®
International Equity ETF and Goldman
Sachs MarketBeta
®
U.S. Equity ETF, and FTSE Russell, the index provider for Goldman Sachs MarketBeta
®
Russell 1000 Growth ETF
and Goldman Sachs MarketBeta
®
Russell 1000 Value ETF may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX
Exchange, Inc. or NYSE Arca, Inc., as applicable, and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Valuation Risk — The sale price a Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Funds rely on various sources to calculate their respective NAVs. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)